UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 13 of its series:

Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo Index Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo Small Company Growth Portfolio, Wells Fargo Small Company Value Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Managed Fixed Income Portfolio, and Wells Fargo Stable Income Portfolio.

Date of reporting period: November 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

November 30, 2015

Allocation Funds

■	Wells Fargo Growth Balanced Fund

■	Wells Fargo Moderate Balanced Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/index-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

**	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/core-bond-semi.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of November 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Allocation Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Allocation Funds for the six-month period that ended November 30, 2015. Among the most significant influences on investment markets during the period were low interest rates; low prices for oil, natural gas, and other commodities; a strong U.S. dollar; and shifting investor sentiment, which sparked volatility in equity and bond markets at higher levels than during recent years, pushing markets generally lower.

U.S. economic growth remained slow and uneven.

U.S. annualized gross domestic product (GDP) growth was 2.1% for the three-month period ended September 30, 2015, a slower pace than the prior quarter that restrained investor activity during the third and fourth quarters of 2015. Investor concerns about economic growth in the U.S. were compounded by data on retail sales and industrial production. Retail sales increased in August but at a slightly slower pace than expected, and the overall trend remained constrained. Industrial production declined in August, and the trend remained fairly flat overall with the periodic exception of automobile manufacturing.

On a more positive note, unemployment eased to 5.0% in October 2015 and consumer spending was solid as housing demand improved, although corporate results, as measured by profits from current production, decreased in the third quarter after a second-quarter increase, according to the U.S. Bureau of Economic Analysis. Despite sometimes conflicting data, expectations grew throughout the period that the Federal Open Market Committee would announce the first increase in the federal funds rate since June 2006 after its December 2015 meeting. The S&P 500 Index1 was essentially flat for the period, recording a -0.21% return.

Overseas, central banks diverged from Federal Reserve policy due to economic concerns.

Central bank actions abroad diverged during the period to be more accommodative when compared with the U.S. Federal Reserve. Contentious negotiations between Greece and its debtors to refinance the country’s sovereign debt concerned investors in mid-2015 before the Greek government accepted additional reforms in order to secure new loan agreements with the European Central Bank (ECB). The ECB continued to encourage lending and investing in the region by making funds available to banks at low interest rates, imposing a negative interest rate on bank deposits it held, and purchasing bonds through its quantitative easing program.

During the summer of 2015, the Hang Seng Index2 in Hong Kong experienced a dramatic decline. The People’s Bank of China sought to spur growth by cutting interest rates six times in less than a year through October 2015; lowering bank reserve requirements to encourage lending; and allowing the renminbi to depreciate in support of exports and to advance government efforts to transition to a more market-driven economy. Slowing economic growth in China reduced its importing activity, which, combined with continued low prices for many commodities, negatively affected China’s trading partners, particularly emerging markets countries.

Although Japan’s third-quarter 2015 GDP was positive after contracting in the second quarter, the Bank of Japan expanded its economic stimulus programs to increase injections of liquidity into the economy through additional bond purchases. The Government Pension Investment Fund continued to reduce government bond investments and direct those assets to investments in the Japanese stock market.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Hang Seng Index is a free-float-adjusted market-capitalization-weighted stock market index in Hong Kong. It is used to record and monitor daily changes of the largest companies of the Hong Kong stock market and is the main indicator of the overall market performance in Hong Kong. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Allocation Funds	3

Developed European and Asian equity markets returned -7.42%, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net),3 for the six-month period that ended November 30, 2015. U.S. investors in overseas markets saw the values of their investments fall as the U.S. dollar strengthened in comparison with other currencies.

Bond performance stumbled as investor concerns increased.

Bond investors were not spared the negative effects that stemmed from uncertain investor sentiment. While low interest rates restrained yields, periodic flights to the perceived quality of U.S. government bonds in the face of equity market volatility helped support domestic bond prices. As a result, U.S. bonds tended to fare better than bonds issued overseas. During the period, the Barclays U.S. Aggregate Bond Index4 was essentially flat, recording a -0.12% return, while the Barclays Global Aggregate ex U.S. Dollar Bond Index5 recorded a -1.76% return.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Bond investors were not spared the negative effects that stemmed from uncertain investor sentiment.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Funds and the underlying Master Portfolios approved a change in the name of each Fund and underlying Master Portfolio whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. 24 hours a day, 7 days a week.

[3]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes norepresentations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[4]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[5]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund1

Investment objective

The Fund seeks total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, INC.

Phocas Financial Corportation

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGBX)	10-14-1998	(4.23)	8.61	4.95	1.61	9.91	5.57	1.35	1.20
Class B (NVGRX)*	10-1-1998	(4.15)	8.79	5.02	0.85	9.08	5.02	2.10	1.95
Class C (WFGWX)	10-1-1998	(0.15)	9.09	4.79	0.85	9.09	4.79	2.10	1.95
Administrator Class (NVGBX)	11-11-1994	–	–	–	1.86	10.18	5.84	1.27	0.95
Growth Balanced Composite Index[4]	–	–	–	–	1.77	9.53	6.50	–	–
Barclays U.S. Aggregate Bond Index[5]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI EAFE Index (Net)[6]	–	–	–	–	(2.94)	5.52	3.64	–	–
Russell 1000® Growth Index[7]	–	–	–	–	6.12	15.10	8.66	–	–
Russell 1000® Value Index[8]	–	–	–	–	(1.11)	13.47	6.45	–	–
Russell 2000® Index[9]	–	–	–	–	3.51	12.02	7.31	–	–
S&P 500 Index[10]	–	–	–	–	2.75	14.40	7.48	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 5-6.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	5

Wells Fargo Growth Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2015[11]
Apple Incorporated	1.38
Facebook Incorporated	0.86
Amazon.com Incorporated	0.82
Alphabet Incorporated Class A	0.76
Exxon Mobil Corporation	0.70
JPMorgan Chase & Company	0.69
Alphabet Incorporated Class C	0.65
U.S. Treasury Bonds, 2.87% 8-15-2045	0.64
Visa Incorporated	0.61
Medtronic Plc	0.59

Current target allocation as of November 30, 2015[12]

Neutral target allocation as of November 30, 2015[12]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

6	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Growth Balanced Fund (continued)

[4]	Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index, 16.25% in the Russell 1000® Value Index, 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index, 9.75% in the MSCI EAFE Index (Net), 6.50% in the Russell 2000® Index. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[6]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[7]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[8]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[10]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[11]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[12]	Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified. Current target allocation is subject to change and may have changed since the date specified.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	7

Wells Fargo Moderate Balanced Fund1

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Capital Management Incorporated

Subadviser

Wells Capital Management Incorporated

Subadvisers for the master portfolios

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, INC.

Phocas Financial Corportation

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM

Thomas C. Biwer, CFA®

Aldo Ceccarelli, CFA®

Christian Chan, CFA®

Erik Sens, CFA®

Average annual total returns (%) as of November 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFMAX)	1-30-2004	(4.36)	6.12	4.36	1.47	7.38	4.98	1.32	1.15
Class B (WMOBX)*	1-30-2004	(4.29)	6.27	4.43	0.71	6.58	4.43	2.07	1.90
Class C (WFBCX)	1-30-2004	(0.26)	6.58	4.19	0.74	6.58	4.19	2.07	1.90
Administrator Class (NVMBX)	11-11-1994	–	–	–	1.71	7.64	5.23	1.24	0.90
Moderate Balanced Composite Index[4]	–	–	–	–	1.43	6.66	5.48	–	–
Barclays U.S. Short Treasury 9-12 Months Index[5]	–	–	–	–	0.13	0.28	1.79	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.97	3.09	4.65	–	–
MSCI EAFE Index (Net)[7]	–	–	–	–	(2.94)	5.52	3.64	–	–
Russell 1000® Growth Index[8]	–	–	–	–	6.12	15.10	8.66	–	–
Russell 1000® Value Index[9]	–	–	–	–	(1.11)	13.47	6.45	–	–
Russell 2000® Index[10]	–	–	–	–	3.51	12.02	7.31	–	–
S&P 500 Index[11]	–	–	–	–	2.75	14.40	7.48	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 8-9.

8	Wells Fargo Allocation Funds	Performance highlights (unaudited)

Wells Fargo Moderate Balanced Fund (continued)

Ten largest holdings (%) as of November 30, 2015[12]
Apple Incorporated	0.84
U.S. Treasury Bond, 2.88%, 8-15-2045	0.83
FHLMC Structured Pass-Through Securities Series T-58 Class 4A, 7.50%, 9-25-2043	0.77
U.S. Treasury Note, 0.63%, 9-30-2017	0.74
FNMA Series 2002-W4 Class A4, 6.25%, 5-25-2042	0.58
FNMA, 3.50%, 9-1-2032	0.56
Facebook Incorporated Class A	0.52
Amazon.com Incorporated	0.50
FHLMC, 3.50%, 4-1-2043	0.48
Alphabet Incorporated Class A	0.46

Current target allocation as of November 30, 2015[13]

Neutral target allocation as of November 30, 2015[13]

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

[1]	The Fund is a gateway blended fund that invests all of its assets in two or more affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Expenses allocated from the affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

[4]	Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index, 15% in the Barclays U.S. Short Treasury 9-12 Months Index, 10% in the Russell 1000® Index, 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index, 6% in the MSCI EAFE Index (Net) and 4% in the Russell 2000® Index. You cannot invest directly in an index.

Performance highlights (unaudited)	Wells Fargo Allocation Funds	9

Wells Fargo Moderate Balanced Fund (continued)

[5]	The Barclays U.S. Short Treasury 9–12 Months Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon STRIPS. You cannot invest directly in an index.

[6]	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

[7]	The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index (Net) consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index. Source: MSCI. MSCI makes no representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

[8]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[9]	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[10]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[11]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[12]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[13]	Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on the Tactical Asset Allocation (TAA) Model as of the date specified. Current target allocation is subject to change and may have changed since the date specified.

10	Wells Fargo Allocation Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from June 1, 2015 to November 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Growth Balanced Fund	Beginning account value 6-1-2015	Ending account value 11-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$984.56	$5.95	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$980.76	$9.66	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$980.91	$9.66	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$985.77	$4.72	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%
Wells Fargo Moderate Balanced Fund
Class A
Actual	$1,000.00	$991.09	$5.72	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$987.40	$9.44	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$987.49	$9.44	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$992.42	$4.48	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	11

GROWTH BALANCED FUND

Security name	Value

Investment Companies: 100.70%

Affiliated Master Portfolios: 100.70%
Wells Fargo C&B Large Cap Value Portfolio	$14,068,190
Wells Fargo Core Bond Portfolio	17,933,473
Wells Fargo Diversified Large Cap Growth Portfolio	42,163,363
Wells Fargo Emerging Growth Portfolio	4,271,258
Wells Fargo Index Portfolio	42,125,819
Wells Fargo International Growth Portfolio	12,667,643
Wells Fargo International Value Portfolio	12,205,285
Wells Fargo Large Company Value Portfolio	28,118,616
Wells Fargo Managed Fixed Income Portfolio	62,777,646
Wells Fargo Real Return Portfolio	8,992,991
Wells Fargo Small Company Growth Portfolio	4,214,717
Wells Fargo Small Company Value Portfolio	8,417,459

Total Investment Companies (Cost $230,303,176)	257,956,460

Total investments in securities (Cost $230,303,176) *	100.70%	257,956,460
Other assets and liabilities, net	(0.70)	(1,800,197)

Total net assets	100.00%	$256,156,263

*	Cost for federal income tax purposes is $231,007,235 and unrealized gains (losses) consists of:

Gross unrealized gains	$26,949,225
Gross unrealized losses	0

Net unrealized gains	$26,949,225

MODERATE BALANCED FUND

Security name	Value

Investment Companies: 100.48%

Affiliated Master Portfolios: 100.48%
Wells Fargo C&B Large Cap Value Portfolio	$6,191,299
Wells Fargo Core Bond Portfolio	16,732,636
Wells Fargo Diversified Large Cap Growth Portfolio	18,562,160
Wells Fargo Emerging Growth Portfolio	1,888,286
Wells Fargo Index Portfolio	18,585,864
Wells Fargo International Growth Portfolio	5,596,364
Wells Fargo International Value Portfolio	5,513,038
Wells Fargo Large Company Value Portfolio	12,450,016
Wells Fargo Managed Fixed Income Portfolio	58,578,908
Wells Fargo Real Return Portfolio	8,388,576
Wells Fargo Small Company Growth Portfolio	1,893,295
Wells Fargo Small Company Value Portfolio	3,788,758
Wells Fargo Stable Income Portfolio	27,871,083

Total Investment Companies (Cost $175,575,274)	186,040,283

Total investments in securities (Cost $175,575,274) *	100.48%	186,040,283
Other assets and liabilities, net	(0.48)	(897,499)

Total net assets	100.00%	$185,142,784

*	Cost for federal income tax purposes is $174,611,774 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,428,509
Gross unrealized losses	0

Net unrealized gains	$11,428,509

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$257,956,460	$186,040,283
Receivable for Fund shares sold	335,532	385,695
Receivable from manager	0	572
Prepaid expenses and other assets	47,166	34,148

Total assets	258,339,158	186,460,698

Liabilities
Payable for Fund shares redeemed	2,053,195	1,242,033
Management fee payable	6,308	0
Distribution fees payable	9,465	5,077
Administration fees payable	32,586	21,735
Accrued expenses and other liabilities	81,341	49,069

Total liabilities	2,182,895	1,317,914

Total net assets	$256,156,263	$185,142,784

NET ASSETS CONSIST OF
Paid-in capital	$365,138,629	$165,249,634
Undistributed net investment income	3,909,644	2,141,841
Accumulated net realized gains (losses) on investments	(140,545,294)	7,286,300
Net unrealized gains on investments	27,653,284	10,465,009

Total net assets	$256,156,263	$185,142,784

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$63,962,672	$25,143,518
Shares outstanding – Class A1	1,592,472	1,076,308
Net asset value per share – Class A	$40.17	$23.36
Maximum offering price per share – Class A2	$42.62	$24.79
Net assets – Class B	$162,137	$160,345
Shares outstanding – Class B1	4,543	6,821
Net asset value per share – Class B	$35.69	$23.51
Net assets – Class C	$15,439,998	$8,554,713
Shares outstanding – Class C1	441,824	373,786
Net asset value per share – Class C	$34.95	$22.89
Net assets – Administrator Class	$176,591,456	$151,284,208
Shares outstanding – Administrator Class[1]	4,902,009	6,417,875
Net asset value per share – Administrator Class	$36.02	$23.57

Investments in affiliated Master Portfolios, at cost	$230,303,176	$175,575,274

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	13

	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Interest allocated from affiliated Master Portfolios	$1,420,786	$1,494,559
Dividends allocated from affiliated Master Portfolios*	1,353,775	595,820
Securities lending income allocated from affiliated Master Portfolios	22,046	10,476
Interest	106	74
Expenses allocated from affiliated Master Portfolios	(721,589)	(494,050)
Waivers allocated from affiliated Master Portfolios	61,574	71,209

Total investment income	2,136,698	1,678,088

Expenses
Management fee	384,620	270,992
Administration fees
Class A	69,330	23,784
Class B	207	181
Class C	15,931	7,335
Administrator Class	111,302	94,975
Shareholder servicing fees
Class A	79,361	27,290
Class B	239	206
Class C	18,255	8,433
Administrator Class	222,662	189,897
Distribution fees
Class B	716	618
Class C	54,767	25,299
Custody and accounting fees	5,547	4,107
Professional fees	15,930	16,057
Registration fees	27,502	22,480
Shareholder report expenses	31,032	15,311
Trustees’ fees and expenses	6,430	6,553
Other fees and expenses	5,318	5,776

Total expenses	1,049,149	719,294
Less: Fee waivers and/or expense reimbursements	(337,860)	(267,313)

Net expenses	711,289	451,981

Net investment income	1,425,409	1,226,107

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolios	3,821,382	1,814,995
Futures transactions	631,982	471,956

Net realized gains on investments	4,453,364	2,286,951

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolios	(9,909,620)	(5,088,864)
Unaffiliated securities	(73)	(53)
Futures transactions	132,495	92,148

Net change in unrealized gains (losses) on investments	(9,777,198)	(4,996,769)

Net realized and unrealized gains (losses) on investments	(5,323,834)	(2,709,818)

Net decrease in net assets resulting from operations	$(3,898,425)	$(1,483,711)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$19,313	$8,892

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Allocation Funds	Statements of changes in net assets

	Growth Balanced Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$1,425,409		$2,789,281
Net realized gains on investments		4,453,364		15,701,271
Net change in unrealized gains (losses) on investments		(9,777,198)		1,114,605

Net increase (decrease) in net assets resulting from operations		(3,898,425)		19,605,157

Distributions to shareholders from
Net investment income
Class A		0		(268,805)
Class C		0		(29,178)
Administrator Class		0		(1,028,262)

Total distributions to shareholders		0		(1,326,245)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	146,862	5,900,015	185,450	7,274,394
Class B	2,165	78,159	1,558	53,483
Class C	70,893	2,467,172	72,213	2,489,920
Administrator Class	327,507	11,697,535	635,039	22,455,940

		20,142,881		32,273,737

Reinvestment of distributions
Class A	0	0	6,633	261,859
Class C	0	0	788	27,266
Administrator Class	0	0	28,932	1,022,158

		0		1,311,283

Payment for shares redeemed
Class A	(128,624)	(5,168,709)	(227,744)	(8,991,283)
Class B	(2,132)	(76,248)	(11,057)	(384,245)
Class C	(31,808)	(1,108,199)	(49,378)	(1,697,172)
Administrator Class	(415,990)	(14,844,101)	(826,937)	(29,006,446)

		(21,197,257)		(40,079,146)

Net decrease in net assets resulting from capital share transactions		(1,054,376)		(6,494,126)

Total increase (decrease) in net assets		(4,952,801)		11,784,786

Net assets
Beginning of period		261,109,064		249,324,278

End of period		$256,156,263		$261,109,064

Undistributed net investment income		$3,909,644		$2,484,235

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	15

	Moderate Balanced Fund
	Six months ended November 30, 2015 (unaudited)		Year ended May 31, 2015

Operations
Net investment income		$1,226,107		$2,299,319
Net realized gains on investments		2,286,951		7,901,060
Net change in unrealized losses on investments		(4,996,769)		(22,765)

Net increase (decrease) in net assets resulting from operations		(1,483,711)		10,177,614

Distributions to shareholders from
Net investment income
Class A		0		(376,425)
Class C		0		(52,862)
Administrator Class		0		(3,267,946)
Net realized gains
Class A		0		(415,324)
Class B		0		(4,805)
Class C		0		(111,625)
Administrator Class		0		(3,128,190)

Total distributions to shareholders		0		(7,357,177)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	336,361	7,818,549	255,117	5,957,581
Class B	1,822	43,159	1,624	38,050
Class C	151,215	3,447,311	97,255	2,232,984
Administrator Class	567,978	13,329,438	731,005	17,208,011

		24,638,457		25,436,626

Reinvestment of distributions
Class A	0	0	32,909	762,939
Class B	0	0	156	3,620
Class C	0	0	6,451	147,103
Administrator Class	0	0	270,522	6,320,119

		0		7,233,781

Payment for shares redeemed
Class A	(141,826)	(3,305,610)	(189,830)	(4,466,077)
Class B	(3,739)	(88,210)	(9,450)	(221,598)
Class C	(38,139)	(871,589)	(39,148)	(899,068)
Administrator Class	(610,871)	(14,236,402)	(709,375)	(16,680,708)

		(18,501,811)		(22,267,451)

Net increase in net assets resulting from capital share transactions		6,136,646		10,402,956

Total increase in net assets		4,652,935		13,223,393

Net assets
Beginning of period		180,489,849		167,266,456

End of period		$185,142,784		$180,489,849

Undistributed net investment income		$2,141,841		$915,734

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Allocation Funds	Financial highlights

Growth Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$40.80	0.20		(0.83)	0.00	$40.17
Year ended May 31, 2015	$37.96	0.36		2.65	(0.17)	$40.80
Year ended May 31, 2014	$33.35	0.35		4.60	(0.34)	$37.96
Year ended May 31, 2013	$27.77	0.32		5.70	(0.44)	$33.35
Year ended May 31, 2012	$29.34	0.39	[4]	(1.73)	(0.23)	$27.77
Year ended May 31, 2011[5]	$25.89	0.23		4.11	(0.89)	$29.34
Year ended September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)	$25.89
Class B
Six months ended November 30, 2015 (unaudited)	$36.39	0.04	[4]	(0.74)	0.00	$35.69
Year ended May 31, 2015	$33.97	0.06	[4]	2.36	0.00	$36.39
Year ended May 31, 2014	$29.84	0.08	[4]	4.10	(0.05)	$33.97
Year ended May 31, 2013	$24.80	0.12	[4]	5.05	(0.13)	$29.84
Year ended May 31, 2012	$26.17	0.15	[4]	(1.52)	0.00	$24.80
Year ended May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)	$26.17
Year ended September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)	$23.07
Class C
Six months ended November 30, 2015 (unaudited)	$35.63	0.04	[4]	(0.72)	0.00	$34.95
Year ended May 31, 2015	$33.33	0.08	[4]	2.30	(0.08)	$35.63
Year ended May 31, 2014	$29.38	0.10	[4]	4.00	(0.15)	$33.33
Year ended May 31, 2013	$24.52	0.13	[4]	4.98	(0.25)	$29.38
Year ended May 31, 2012	$25.94	0.16	[4]	(1.53)	(0.05)	$24.52
Year ended May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)	$25.94
Year ended September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)	$22.93
Administrator Class
Six months ended November 30, 2015 (unaudited)	$36.54	0.24		(0.76)	0.00	$36.02
Year ended May 31, 2015	$33.98	0.45	[4]	2.32	(0.21)	$36.54
Year ended May 31, 2014	$29.89	0.41	[4]	4.10	(0.42)	$33.98
Year ended May 31, 2013	$24.93	0.65	[4]	4.82	(0.51)	$29.89
Year ended May 31, 2012	$26.39	0.41	[4]	(1.57)	(0.30)	$24.93
Year ended May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)	$26.39
Year ended September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)	$23.39

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate and then aggregating the results.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	17

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

0.98%	1.35%	1.20%	(1.54)%	37%	$63,963
0.97%	1.40%	1.20%	7.94%	75%	$64,223
1.05%	1.39%	1.20%	14.87%	77%	$61,117
1.23%	1.39%	1.20%	21.85%	80%	$55,777
1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
1.43%	1.35%	1.20%	17.02%	70%	$60,055
1.61%	1.38%	1.20%	9.00%	94%	$55,284

0.24%	2.09%	1.95%	(1.92)%	37%	$162
0.18%	2.14%	1.95%	7.12%	75%	$164
0.25%	2.14%	1.95%	14.00%	77%	$476
0.45%	2.12%	1.95%	20.91%	80%	$970
0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.96%	2.12%	1.95%	8.19%	94%	$6,924

0.23%	2.11%	1.95%	(1.91)%	37%	$15,440
0.22%	2.15%	1.95%	7.13%	75%	$14,349
0.31%	2.14%	1.95%	13.99%	77%	$12,637
0.48%	2.14%	1.95%	20.97%	80%	$9,326
0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.84%	2.12%	1.95%	8.20%	94%	$7,665

1.23%	1.26%	0.95%	(1.42)%	37%	$176,591
1.22%	1.24%	0.95%	8.16%	75%	$182,373
1.29%	1.23%	0.95%	15.16%	77%	$175,094
1.47%	1.22%	0.95%	22.18%	80%	$175,142
1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
1.66%	1.19%	0.95%	17.19%	70%	$273,174
2.04%	1.19%	0.95%	9.32%	94%	$287,073

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Allocation Funds	Financial highlights

Moderate Balanced Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended November 30, 2015 (unaudited)	$23.57	0.14	[4]	(0.35)	0.00	0.00	$23.36
Year ended May 31, 2015	$23.19	0.32		1.01	(0.44)	(0.51)	$23.57
Year ended May 31, 2014	$21.21	0.29	[4]	1.82	(0.13)	0.00	$23.19
Year ended May 31, 2013	$18.84	0.21		2.50	(0.34)	0.00	$21.21
Year ended May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00	$18.84
Year ended May 31, 2011[5]	$17.97	0.28		1.80	(0.41)	0.00	$19.64
Year ended September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)	0.00	$17.97
Class B
Six months ended November 30, 2015 (unaudited)	$23.81	0.05	[4]	(0.35)	0.00	0.00	$23.51
Year ended May 31, 2015	$23.16	0.09	[4]	1.07	0.00	(0.51)	$23.81
Year ended May 31, 2014	$21.25	0.11	[4]	1.83	(0.03)	0.00	$23.16
Year ended May 31, 2013	$18.86	0.13	[4]	2.43	(0.17)	0.00	$21.25
Year ended May 31, 2012	$19.58	0.18	[4]	(0.53)	(0.37)	0.00	$18.86
Year ended May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)	0.00	$19.58
Year ended September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00	$17.85
Class C
Six months ended November 30, 2015 (unaudited)	$23.18	0.05	[4]	(0.34)	0.00	0.00	$22.89
Year ended May 31, 2015	$22.79	0.09	[4]	1.04	(0.23)	(0.51)	$23.18
Year ended May 31, 2014	$20.96	0.12	[4]	1.80	(0.09)	0.00	$22.79
Year ended May 31, 2013	$18.63	0.11		2.42	(0.20)	0.00	$20.96
Year ended May 31, 2012	$19.45	0.18	[4]	(0.53)	(0.47)	0.00	$18.63
Year ended May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)	0.00	$19.45
Year ended September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)	0.00	$17.77
Administrator Class
Six months ended November 30, 2015 (unaudited)	$23.75	0.17		(0.35)	0.00	0.00	$23.57
Year ended May 31, 2015	$23.38	0.33	[4]	1.07	(0.52)	(0.51)	$23.75
Year ended May 31, 2014	$21.36	0.38		1.79	(0.15)	0.00	$23.38
Year ended May 31, 2013	$18.96	0.41		2.38	(0.39)	0.00	$21.36
Year ended May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00	$18.96
Year ended May 31, 2011[5]	$18.11	0.29		1.83	(0.46)	0.00	$19.77
Year ended September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)	0.00	$18.11

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate and then aggregating the results.

[4]	Calculated based upon average shares outstanding

[5]	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	19

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.18%	1.32%	1.15%	(0.89)%	42%	$25,144
1.14%	1.36%	1.15%	5.87%	84%	$20,782
1.29%	1.36%	1.15%	9.94%	89%	$18,169
1.41%	1.36%	1.15%	14.57%	86%	$10,344
1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
1.89%	1.34%	1.15%	11.72%	70%	$10,702
2.42%	1.37%	1.15%	8.41%	103%	$7,992

0.42%	2.05%	1.90%	(1.26)%	42%	$160
0.38%	2.10%	1.90%	5.07%	84%	$208
0.50%	2.11%	1.90%	9.15%	89%	$380
0.65%	2.11%	1.90%	13.65%	86%	$613
0.94%	2.08%	1.90%	(1.66)%	115%	$807
1.11%	2.09%	1.90%	11.16%	70%	$1,097
1.65%	2.12%	1.90%	7.58%	103%	$1,257

0.44%	2.07%	1.90%	(1.25)%	42%	$8,555
0.40%	2.11%	1.90%	5.06%	84%	$6,042
0.54%	2.11%	1.90%	9.15%	89%	$4,469
0.66%	2.11%	1.90%	13.65%	86%	$2,576
0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
1.16%	2.09%	1.90%	11.17%	70%	$2,364
1.59%	2.12%	1.90%	7.58%	103%	$1,726

1.42%	1.22%	0.90%	(0.76)%	42%	$151,284
1.39%	1.20%	0.90%	6.13%	84%	$153,457
1.52%	1.20%	0.90%	10.18%	89%	$144,248
1.66%	1.20%	0.90%	14.81%	86%	$146,729
1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
2.14%	1.18%	0.90%	11.93%	70%	$192,305
3.06%	1.18%	0.90%	8.65%	103%	$176,179

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Growth Balanced Fund (“Growth Balanced Fund”) and the Wells Fargo Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended November 30, 2015 are included in this report and should be read in conjunction with each Fund’s financial statements. As of November 30, 2015, the Funds own the following percentages of the affiliated Master Portfolios:

	Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo C&B Large Cap Value Portfolio	4%		2%
Wells Fargo Core Bond Portfolio	0	*	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	36		16
Wells Fargo Emerging Growth Portfolio	0	*	0	*
Wells Fargo Index Portfolio	2		1
Wells Fargo International Growth Portfolio	8		4
Wells Fargo International Value Portfolio	2		1
Wells Fargo Large Company Value Portfolio	36		16
Wells Fargo Managed Fixed Income Portfolio	52		48
Wells Fargo Real Return Portfolio	18		16
Wells Fargo Small Company Growth Portfolio	0	*	0	*
Wells Fargo Small Company Value Portfolio	4		2
Wells Fargo Stable Income Portfolio	N/A		100

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	21

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis by each Fund and each affiliated Master Portfolio. Realized gains or losses in each Fund and each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income in each Fund and each affiliated Master Portfolio is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

22	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of May 31, 2015, Growth Balanced Fund had capital loss carryforwards that are available to offset future net realized capital gains in the amount of $144,529,745 with $3,749,870 expiring in 2016; $58,201,648 expiring in 2017; and $82,578,227 expiring in 2018.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2015, each Fund’s investments in affiliated Master Portfolios carried at fair valued were designated as Level 2 inputs.

The Funds recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.30% and declining to 0.22% as the average daily net assets of each Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.25% and declined to 0.19% as the average daily net assets of each Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of each Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended November 30, 2015 have been included in management fee on the Statement of Operations.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	23

For the six months ended November 30, 2015, the management fee was equivalent to an annual rate of 0.30% of each Fund’s average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to each Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Administrator Class	0.13	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through September 30, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Administrator Class
Growth Balanced Fund	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	1.15	1.90	1.90	0.90

After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended November 30, 2015, Funds Distributor received the following amounts in front-end sales charges.

Class A

Growth Balanced Fund	$9,444
Moderate Balanced Fund	11,737

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

24	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Growth Balanced Fund	$57,447,267	$49,464,561	$57,349,993	$47,904,200
Moderate Balanced Fund	56,046,520	33,912,739	54,309,182	28,715,730

*	The Funds seek to achieve their investment objective by investing substantially all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2015, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

As of November 30, 2015, the Fund did not have any open futures contracts.

The Funds had average notional amounts in futures contracts during the six months ended November 30, 2015 as follows:

	Long contracts	Short contracts
Growth Balanced Fund	$2,757,632	$4,311,908
Moderate Balanced Fund	1,942,141	3,019,320

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for Growth Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$301,801	$39,148
Equity contracts	(253,223)	56,282
Foreign currency exchange contracts	583,404	37,065
	$631,982	$132,495

The effect of derivative instruments on the Statements of Operations for the six months ended November 30, 2015 was as follows for Moderate Balanced Fund:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$208,909	$27,031
Equity contracts	437,127	38,815
Foreign currency exchange contracts	(174,080)	26,302
	$471,956	$92,148

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	25

the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $25,000,000 with annual commitment fee of 0.15% of the unused balance which was allocated to each participating fund. For the six months ended November 30, 2015, the Growth Balanced Fund and Moderate Balanced Fund paid $341 and $179, respectively, in commitment fees.

For the six months ended November 30, 2015, there were no borrowings by Funds under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On December 18, 2015, the Funds declared distributions from net investment income to shareholders of record on December 17, 2015. The per share amounts payable on December 21, 2015 were as follows:

	Growth Balanced Fund	Moderate Balanced Fund
Net investment income
Class A	$0.33446	$0.26051
Class B	0.00000	0.02797
Class C	0.13594	0.15602
Administrator Class	0.43175	0.30936

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

26	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.68%

Consumer Discretionary: 13.74%

Hotels, Restaurants & Leisure: 3.33%
Brinker International Incorporated	67,300	$3,070,226
Carnival Corporation	148,100	7,483,493

		10,553,719

Media: 6.18%
Omnicom Group Incorporated	133,500	9,868,320
Twenty-First Century Fox Incorporated Class A	329,300	9,717,643

		19,585,963

Multiline Retail: 1.38%
Kohl’s Corporation	92,900	4,378,377

Textiles, Apparel & Luxury Goods: 2.85%
Gildan Activewear Incorporated	292,100	9,052,179

Consumer Staples: 8.68%

Beverages: 1.83%
Diageo plc ADR	50,620	5,799,027

Household Products: 2.81%
Colgate-Palmolive Company	46,010	3,021,937
The Procter & Gamble Company	78,790	5,896,644

		8,918,581

Personal Products: 1.46%
Unilever NV ADR	105,900	4,632,066

Tobacco: 2.58%
Philip Morris International	93,600	8,179,704

Energy: 8.12%

Oil, Gas & Consumable Fuels: 8.12%
Chevron Corporation	46,540	4,250,033
Devon Energy Corporation	80,900	3,722,209
Exxon Mobil Corporation	100,870	8,237,044
Noble Energy Incorporated	84,100	3,083,947
World Fuel Services Corporation	148,300	6,464,397

		25,757,630

Financials: 25.45%

Banks: 9.00%
Bank of America Corporation	507,200	8,840,496
JPMorgan Chase & Company	160,770	10,720,144
PNC Financial Services Group Incorporated	93,900	8,968,389

		28,529,029

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	27

C&B LARGE CAP VALUE PORTFOLIO

Security name	Shares	Value

Capital Markets: 3.77%
State Street Corporation	164,900	$11,968,442

Consumer Finance: 2.35%
American Express Company	103,900	7,443,396

Diversified Financial Services: 2.27%
Berkshire Hathaway Incorporated Class B †	53,700	7,200,633

Insurance: 8.06%
FNF Group	218,200	7,822,470
RenaissanceRe Holdings Limited	85,600	9,481,056
The Progressive Corporation	267,700	8,250,514

		25,554,040

Health Care: 15.62%

Health Care Equipment & Supplies: 4.28%
Abbott Laboratories	119,300	5,358,956
Becton Dickinson & Company	54,600	8,203,650

		13,562,606

Health Care Providers & Services: 8.23%
Cardinal Health Incorporated	96,140	8,349,759
Laboratory Corporation of America Holdings †	87,060	10,581,272
UnitedHealth Group Incorporated	63,490	7,155,958

		26,086,989

Pharmaceuticals: 3.11%
Johnson & Johnson	97,400	9,860,776

Industrials: 18.05%

Aerospace & Defense: 1.54%
Rockwell Collins Incorporated	52,600	4,874,968

Air Freight & Logistics: 2.46%
United Parcel Service Incorporated Class B	75,800	7,808,158

Electrical Equipment: 2.42%
Eaton Corporation plc	132,000	7,677,120

Industrial Conglomerates: 1.61%
3M Company	32,600	5,104,508

Machinery: 4.63%
Donaldson Company Incorporated	216,500	6,798,100
Parker-Hannifin Corporation	75,200	7,870,432

		14,668,532

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

C&B LARGE CAP VALUE PORTFOLIO

Security name		Shares	Value

Trading Companies & Distributors: 5.39%
Aercap Holdings NV †		198,300	$9,010,752
W.W. Grainger Incorporated «		22,112	4,434,340
WESCO International Incorporated †		75,900	3,646,995

			17,092,087

Information Technology: 3.24%

Communications Equipment: 0.69%
QUALCOMM Incorporated		44,830	2,187,256

IT Services: 1.19%
The Western Union Company		200,400	3,779,544

Semiconductors & Semiconductor Equipment: 1.36%
Linear Technology Corporation		94,200	4,306,824

Materials: 3.78%

Containers & Packaging: 3.78%
Ball Corporation		45,920	3,187,766
Crown Holdings Incorporated †		169,300	8,788,363

			11,976,129

Total Common Stocks (Cost $240,460,541)			306,538,283

	Yield

Short-Term Investments: 4.54%

Investment Companies: 4.54%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	4,278,750	4,278,750
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	10,128,152	10,128,152

Total Short-Term Investments (Cost $14,406,902)			14,406,902

Total investments in securities (Cost $254,867,443) *	101.22%	320,945,185
Other assets and liabilities, net	(1.22)	(3,871,692)

Total net assets	100.00%	$317,073,493

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $265,027,841 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,516,145
Gross unrealized losses	(15,598,801)

Net unrealized gains	$55,917,344

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	29

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.75%

Consumer Discretionary: 24.23%

Auto Components: 1.31%
Delphi Automotive plc	17,610	$1,547,567

Distributors: 0.43%
LKQ Corporation †	17,140	505,459

Hotels, Restaurants & Leisure: 3.80%
Chipotle Mexican Grill Incorporated †	1,400	811,370
Hilton Worldwide Holdings Incorporated	54,579	1,267,324
Marriott International Incorporated Class A	8,010	567,989
Starbucks Corporation	29,888	1,834,824

		4,481,507

Internet & Catalog Retail: 4.40%
Amazon.com Incorporated †	6,540	4,347,792
Netflix Incorporated †	4,180	515,519
The Priceline Group Incorporated †	270	337,190

		5,200,501

Media: 1.67%
Charter Communication Incorporated Class A «†	1,740	326,006
Comcast Corporation Class A	5,420	329,861
The Walt Disney Company	11,610	1,317,387

		1,973,254

Multiline Retail: 2.67%
Dollar General Corporation	9,770	639,056
Dollar Tree Incorporated †	28,560	2,155,138
Nordstrom Incorporated	6,390	359,821

		3,154,015

Specialty Retail: 6.67%
CarMax Incorporated †	23,120	1,324,776
O’Reilly Automotive Incorporated †	3,200	844,384
The Home Depot Incorporated	22,660	3,033,721
The TJX Companies Incorporated	17,030	1,202,318
Tractor Supply Company	16,400	1,465,340

		7,870,539

Textiles, Apparel & Luxury Goods: 3.28%
Nike Incorporated Class B	19,780	2,616,498
Under Armour Incorporated Class A †	5,230	450,931
VF Corporation	12,490	808,103

		3,875,532

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Consumer Staples: 5.07%

Beverages: 1.12%
Constellation Brands Incorporated Class A	6,590	$924,313
The Coca-Cola Company	9,220	392,956

		1,317,269

Food & Staples Retailing: 2.86%
Costco Wholesale Corporation	8,530	1,376,913
CVS Health Corporation	10,300	969,127
Sprouts Farmers Market Incorporated †	12,088	291,683
Walgreens Boots Alliance Incorporated	8,720	732,742

		3,370,465

Household Products: 0.36%
Colgate-Palmolive Company	6,540	429,547

Personal Products: 0.73%
The Estee Lauder Companies Incorporated Class A	10,300	866,436

Energy: 0.93%

Oil, Gas & Consumable Fuels: 0.93%
Concho Resources Incorporated †	8,780	960,883
EOG Resources Incorporated	1,660	138,494

		1,099,377

Financials: 4.07%

Capital Markets: 1.77%
Charles Schwab Corporation	21,800	734,878
TD Ameritrade Holding Corporation	36,850	1,349,816

		2,084,694

Consumer Finance: 0.57%
Discover Financial Services	11,890	674,876

Diversified Financial Services: 1.42%
Intercontinental Exchange Incorporated	3,320	862,669
McGraw Hill Financial Incorporated	8,420	812,277

		1,674,946

REITs: 0.31%
American Tower Corporation	3,720	369,694

Health Care: 16.22%

Biotechnology: 9.77%
Alexion Pharmaceuticals Incorporated †	18,940	3,379,654
Biogen Incorporated †	930	266,780
BioMarin Pharmaceutical Incorporated †	5,380	513,091
Celgene Corporation †	21,920	2,399,144
Gilead Sciences Incorporated	9,719	1,029,825

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	31

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Biotechnology (continued)
Incyte Corporation †	3,980	$454,675
Medivation Incorporated †	11,170	472,268
Regeneron Pharmaceuticals Incorporated †	4,610	2,510,145
Vertex Pharmaceuticals Incorporated †	3,990	516,146

		11,541,728

Health Care Equipment & Supplies: 1.15%
Intuitive Surgical Incorporated †	420	218,408
Medtronic plc	15,155	1,141,778

		1,360,186

Health Care Providers & Services: 1.96%
AmerisourceBergen Corporation	11,763	1,160,302
McKesson Corporation	930	176,096
UnitedHealth Group Incorporated	8,710	981,704

		2,318,102

Health Care Technology: 0.46%
Cerner Corporation †	8,981	535,268

Life Sciences Tools & Services: 0.60%
Mettler-Toledo International Incorporated †	430	147,395
Quintiles Transnational Holdings Incorporated †	8,164	555,070

		702,465

Pharmaceuticals: 2.28%
Allergan plc †	2,116	664,191
Bristol-Myers Squibb Company	11,390	763,244
Perrigo Company plc	4,170	622,956
Zoetis Incorporated	13,821	645,441

		2,695,832

Industrials: 8.08%

Aerospace & Defense: 0.78%
The Boeing Company	6,290	914,881

Air Freight & Logistics: 0.53%
United Parcel Service Incorporated Class B	6,100	628,361

Airlines: 1.71%
Delta Air Lines Incorporated	18,720	869,731
Southwest Airlines Company	24,980	1,146,082

		2,015,813

Industrial Conglomerates: 1.43%
3M Company	3,090	483,832
Carlisle Companies Incorporated	6,300	557,235
Danaher Corporation	6,730	648,705

		1,689,772

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value

Professional Services: 0.77%
Verisk Analytics Incorporated †	12,200	$914,390

Road & Rail: 2.86%
Canadian Pacific Railway Limited	2,420	356,877
CSX Corporation	12,230	347,699
Kansas City Southern	8,710	791,913
Norfolk Southern Corporation	3,060	290,884
Union Pacific Corporation	18,970	1,592,532

		3,379,905

Information Technology: 35.85%

Communications Equipment: 0.72%
Cisco Systems Incorporated	6,280	171,130
Palo Alto Networks Incorporated †	3,652	684,166

		855,296

Internet Software & Services: 10.93%
Akamai Technologies Incorporated †	20,730	1,194,255
Alphabet Incorporated Class A †	5,384	4,107,184
Alphabet Incorporated Class C †	2,984	2,215,918
Facebook Incorporated Class A †	45,530	4,746,047
Tencent Holdings Limited ADR	32,050	637,946

		12,901,350

IT Services: 8.45%
Accenture plc Class A	9,000	964,980
Alliance Data Systems Corporation †	7,200	2,065,320
Cognizant Technology Solutions Corporation Class A †	22,520	1,454,342
MasterCard Incorporated Class A	20,660	2,023,027
Visa Incorporated Class A	43,990	3,475,650

		9,983,319

Semiconductors & Semiconductor Equipment: 3.36%
ARM Holdings plc ADR	15,490	785,343
Avago Technologies Limited	3,622	472,490
Broadcom Corporation Class A	2,870	156,788
Microchip Technology Incorporated «	33,949	1,639,058
Texas Instruments Incorporated	15,730	914,228

		3,967,907

Software: 8.17%
Adobe Systems Incorporated †	18,750	1,714,875
Electronic Arts Incorporated †	9,910	671,799
Fortinet Incorporated †	18,980	683,660
Microsoft Corporation	24,360	1,323,966
NetSuite Incorporated †	3,230	275,842
Red Hat Incorporated †	4,110	334,595
Salesforce.com Incorporated †	23,264	1,853,908

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	33

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name		Shares	Value

Software (continued)
ServiceNow Incorporated †		17,650	$1,535,727
Splunk Incorporated †		12,240	728,280
Tableau Software Incorporated Class A †		5,460	529,784

			9,652,436

Technology Hardware, Storage & Peripherals: 4.22%
Apple Incorporated		42,107	4,981,258

Materials: 3.08%

Chemicals: 3.08%
Airgas Incorporated		1,330	183,806
Axalta Coating Systems Limited †		19,350	561,537
Ecolab Incorporated		10,490	1,249,988
Praxair Incorporated		7,340	827,952
The Sherwin-Williams Company		2,950	814,407

			3,637,690

Telecommunication Services: 1.22%

Diversified Telecommunication Services: 0.41%
Level 3 Communications Incorporated †		9,660	491,018

Wireless Telecommunication Services: 0.81%
SBA Communications Corporation Class A †		9,063	953,063

Total Common Stocks (Cost $75,203,099)			116,615,718

	Yield

Short-Term Investments: 2.37%

Investment Companies: 2.37%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	1,326,875	1,326,875
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	1,475,666	1,475,666

Total Short-Term Investments (Cost $2,802,541)			2,802,541

Total investments in securities (Cost $78,005,640) *	101.12%	119,418,259
Other assets and liabilities, net	(1.12)	(1,320,509)

Total net assets	100.00%	$118,097,750

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $78,348,035 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,394,703
Gross unrealized losses	(1,324,479)

Net unrealized gains	$41,070,224

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.92%

Consumer Discretionary: 15.12%

Auto Components: 2.05%
Gentherm Incorporated †	116,360	$5,915,742
Motorcar Parts of America Incorporated †	373,282	14,953,677

		20,869,419

Diversified Consumer Services: 1.43%
2U Incorporated †«	167,160	4,031,899
Grand Canyon Education Incorporated †	264,430	10,476,717

		14,508,616

Hotels, Restaurants & Leisure: 5.28%
Fiesta Restaurant Group Incorporated †	499,465	19,194,440
Jack in the Box Incorporated	130,640	9,685,650
La Quinta Holdings Incorporated †	120,505	1,806,370
Planet Fitness Incorporated Class A †	90,381	1,428,924
The Habit Restaurants Incorporated Class A †«	529,098	12,745,971
Wingstop Incorporated †«	241,070	5,195,059
Zoe’s Kitchen Incorporated †«	107,530	3,658,171

		53,714,585

Leisure Products: 0.77%
MCBC Holdings Incorporated †	258,372	3,707,638
Performance Sports Group Limited †	351,552	4,169,407

		7,877,045

Media: 1.28%
IMAX Corporation †	343,190	13,000,037

Specialty Retail: 3.25%
Boot Barn Holdings Incorporated †«	486,299	5,106,140
Five Below Incorporated †	116,497	3,263,081
Lithia Motors Incorporated Class A	140,780	17,490,507
Sportsman’s Warehouse Incorporated †	626,403	7,172,314

		33,032,042

Textiles, Apparel & Luxury Goods: 1.06%
G-III Apparel Group Limited †	236,420	10,844,585

Energy: 2.43%

Oil, Gas & Consumable Fuels: 2.43%
Matador Resources Company †	255,752	6,572,826
PDC Energy Incorporated †	135,170	7,635,753
RSP Permian Incorporated †	371,028	10,529,775

		24,738,354

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	35

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Financials: 6.80%

Capital Markets: 0.76%
Financial Engines Incorporated «	213,360	$7,687,361

Consumer Finance: 0.31%
PRA Group Incorporated †«	77,280	3,192,437

Diversified Financial Services: 4.29%
MarketAxess Holdings Incorporated	408,501	43,619,737

Thrifts & Mortgage Finance: 1.44%
LendingTree Incorporated †	144,203	14,691,402

Health Care: 30.47%

Biotechnology: 5.02%
Exact Sciences Corporation †«	102,372	930,561
Ligand Pharmaceuticals Incorporated †	128,930	13,805,824
PTC Therapeutics Incorporated †«	213,250	6,406,030
Radius Health Incorporated †	135,135	8,217,559
Repligen Corporation †	320,150	9,101,865
Ultragenyx Pharmaceutical Incorporated †	128,494	12,633,530

		51,095,369

Health Care Equipment & Supplies: 12.49%
Abiomed Incorporated †	65,660	5,355,886
Align Technology Incorporated †	92,740	6,189,468
Cardiovascular Systems Incorporated †«	255,644	4,090,304
Cerus Corporation †«	1,161,428	6,585,297
ConforMIS Incorporated †«	249,804	5,328,319
Cynosure Incorporated Class A †	443,088	18,636,281
DexCom Incorporated †	20,670	1,757,363
Entellus Medical Incorporated †	248,145	4,327,649
Glaukos Corporation †	301,295	7,803,541
Inogen Incorporated †	258,888	9,902,466
Natus Medical Incorporated †	199,750	9,743,805
Nevro Corporation †	206,935	12,494,735
NxStage Medical Incorporated †	790,180	15,416,412
The Spectranetics Corporation †	1,079,919	14,935,280
Zeltiq Aesthetics Incorporated †	150,200	4,563,076

		127,129,882

Health Care Providers & Services: 10.12%
AAC Holdings Incorporated †«	138,491	3,398,569
Acadia Healthcare Company Incorporated †	517,400	35,705,774
Adeptus Health Incorporated Class A †«	80,365	4,829,131
Diplomat Pharmacy Incorporated †«	339,176	11,915,253
ExamWorks Group Incorporated †	581,658	15,367,404
HealthEquity Incorporated †	608,962	20,095,746
Team Health Holdings Incorporated †	69,110	3,810,725
Teladoc Incorporated †«	371,579	7,896,054

		103,018,656

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

EMERGING GROWTH PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services: 2.23%
ICON plc ADR †	138,610	$10,302,881
INC Research Holdings Incorporated Class A †	261,113	12,350,645

		22,653,526

Pharmaceuticals: 0.61%
Intersect ENT Incorporated †	316,450	6,237,230

Industrials: 6.67%

Building Products: 1.16%
Apogee Enterprises Incorporated	233,910	11,746,960

Commercial Services & Supplies: 0.58%
Multi-Color Corporation	95,040	5,940,950

Machinery: 0.96%
John Bean Technologies Corporation	66,500	3,251,850
Milacron Holdings Corporation †	443,028	6,521,372

		9,773,222

Professional Services: 3.97%
CEB Incorporated	37,556	2,901,952
On Assignment Incorporated †	426,773	19,921,764
Wageworks Incorporated †	412,800	17,560,512

		40,384,228

Information Technology: 37.43%

Communications Equipment: 1.08%
Infinera Corporation †	489,093	11,014,374

Internet Software & Services: 11.95%
Demandware Incorporated †«	386,350	19,761,803
Envestnet Incorporated †	717,182	23,286,900
HomeAway Incorporated †	387,825	13,713,492
Hortonworks Incorporated †«	153,897	2,614,710
LogMeIn Incorporated †	76,600	5,470,772
Q2 Holdings Incorporated †	683,763	18,789,807
SPS Commerce Incorporated †	439,982	32,699,462
Xactly Corporation †	539,347	5,274,814

		121,611,760

IT Services: 2.11%
InterXion Holding NV †	600,320	18,441,830
MAXIMUS Incorporated	52,370	2,971,998

		21,413,828

Semiconductors & Semiconductor Equipment: 1.67%
Cavium Incorporated †	134,580	9,031,664
Monolithic Power Systems Incorporated	116,760	7,978,211

		17,009,875

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	37

EMERGING GROWTH PORTFOLIO

Security name		Shares	Value

Software: 20.62%
Callidus Software Incorporated †		885,592	$18,376,034
CyberArk Software Limited †«		274,570	11,886,135
Fleetmatics Group plc †		246,730	14,729,781
Guidewire Software Incorporated †		167,951	9,964,533
HubSpot Incorporated †		297,876	16,147,858
Paycom Software Incorporated †		259,110	11,297,196
Paylocity Holding Corporation †		217,203	9,543,900
Proofpoint Incorporated †		549,870	40,310,970
Qlik Technologies Incorporated †		434,250	13,813,493
Qualys Incorporated †		210,080	8,079,677
Rapid7 Incorporated †«		211,879	3,629,487
Ringcentral Incorporated Class A †		715,810	16,399,207
Synchronoss Technologies Incorporated †		446,651	17,584,650
Tyler Technologies Incorporated †		49,735	8,874,713
Ultimate Software Group Incorporated †		46,540	9,191,650

			209,829,284

Total Common Stocks (Cost $760,204,702)			1,006,634,764

	Yield

Short-Term Investments: 10.75%

Investment Companies: 10.75%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	97,288,111	97,288,111
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	12,067,245	12,067,245

Total Short-Term Investments (Cost $109,355,356)			109,355,356

Total investments in securities (Cost $869,560,058) *	109.67%	1,115,990,120
Other assets and liabilities, net	(9.67)	(98,394,055)

Total net assets	100.00%	$1,017,596,065

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $871,132,855 and unrealized gains (losses) consists of:

Gross unrealized gains	$285,010,123
Gross unrealized losses	(40,152,858)

Net unrealized gains	$244,857,265

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Shares	Value	Percent of net assets

Common Stocks: 97.62%

Consumer Discretionary: 12.77%

Auto Components: 0.39%
Other securities		$9,998,825	0.39%

Automobiles: 0.62%
Other securities		15,835,624	0.62

Distributors: 0.07%
Other securities		1,853,112	0.07

Diversified Consumer Services: 0.05%
Other securities		1,166,779	0.05

Hotels, Restaurants & Leisure: 1.78%
McDonald’s Corporation	127,027	14,501,402	0.57
Starbucks Corporation	200,181	12,289,112	0.48
Other securities		18,267,723	0.73

		45,058,237	1.78

Household Durables: 0.43%
Other securities		10,889,139	0.43

Internet & Catalog Retail: 2.09%
Amazon.com Incorporated †	51,728	34,388,774	1.36
Other securities		18,541,467	0.73

		52,930,241	2.09

Leisure Products: 0.09%
Other securities		2,243,547	0.09

Media: 3.14%
Comcast Corporation Class A	285,232	17,359,220	0.69
The Walt Disney Company	209,438	23,764,930	0.94
Other securities		38,367,610	1.51

		79,491,760	3.14

Multiline Retail: 0.60%
Other securities		15,106,401	0.60

Specialty Retail: 2.59%
The Home Depot Incorporated	173,193	23,187,079	0.92
Other securities		42,391,885	1.67

		65,578,964	2.59

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	39

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 0.92%
Nike Incorporated Class B	91,431	$12,094,493	0.48%
Other securities		11,269,188	0.44

		23,363,681	0.92

Consumer Staples: 9.34%

Beverages: 2.21%
PepsiCo Incorporated	198,130	19,844,701	0.78
The Coca-Cola Company	528,036	22,504,894	0.89
Other securities		13,594,355	0.54

		55,943,950	2.21

Food & Staples Retailing: 2.19%
CVS Health Corporation	150,316	14,143,232	0.56
Wal-Mart Stores Incorporated	212,842	12,523,623	0.49
Other securities		28,723,311	1.14

		55,390,166	2.19

Food Products: 1.60%
Other securities		40,537,489	1.60

Household Products: 1.71%
The Procter & Gamble Company	365,857	27,380,738	1.08
Other securities		15,984,687	0.63

		43,365,425	1.71

Personal Products: 0.10%
Other securities		2,562,548	0.10

Tobacco: 1.53%
Altria Group Incorporated	264,449	15,232,262	0.60
Philip Morris International	208,946	18,259,791	0.72
Other securities		5,170,519	0.21

		38,662,572	1.53

Energy: 6.89%

Energy Equipment & Services: 1.10%
Schlumberger Limited	170,677	13,167,731	0.52
Other securities		14,772,195	0.58

		27,939,926	1.10

Oil, Gas & Consumable Fuels: 5.79%
Chevron Corporation	253,799	23,176,925	0.92
Exxon Mobil Corporation	562,354	45,921,828	1.81
Other securities		77,414,331	3.06

		146,513,084	5.79

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 16.19%

Banks: 5.93%
Bank of America Corporation	1,411,945	$24,610,201	0.97%
Citigroup Incorporated	405,953	21,957,998	0.87
JPMorgan Chase & Company	498,777	33,258,450	1.31
Wells Fargo & Company (l)	630,049	34,715,700	1.37
Other securities		35,655,337	1.41

		150,197,686	5.93

Capital Markets: 2.15%
Other securities		54,470,876	2.15

Consumer Finance: 0.85%
Other securities		21,480,159	0.85

Diversified Financial Services: 1.97%
Berkshire Hathaway Incorporated Class B †	252,675	33,881,191	1.34
Other securities		16,028,966	0.63

		49,910,157	1.97

Insurance: 2.71%
American International Group Incorporated	174,513	11,095,537	0.44
Other securities		57,427,615	2.27

		68,523,152	2.71

Real Estate Management & Development: 0.06%
Other securities		1,464,927	0.06

REITs: 2.52%
Other securities		63,944,092	2.52

Health Care: 14.26%

Biotechnology: 3.50%
AbbVie Incorporated	223,255	12,982,278	0.51
Amgen Incorporated	102,269	16,475,536	0.65
Celgene Corporation †	106,624	11,669,997	0.46
Gilead Sciences Incorporated	197,943	20,974,040	0.83
Other securities		26,525,613	1.05

		88,627,464	3.50

Health Care Equipment & Supplies: 2.04%
Medtronic plc	190,739	14,370,276	0.57
Other securities		37,264,008	1.47

		51,634,284	2.04

Health Care Providers & Services: 2.53%
UnitedHealth Group Incorporated	128,612	14,495,859	0.57
Other securities		49,608,634	1.96

		64,104,493	2.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	41

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Health Care Technology: 0.10%
Other securities		$2,468,751	0.10%

Life Sciences Tools & Services: 0.60%
Other securities		15,183,455	0.60

Pharmaceuticals: 5.49%
Allergan plc †	53,092	16,665,048	0.66
Bristol-Myers Squibb Company	224,904	15,070,817	0.59
Johnson & Johnson	373,483	37,811,419	1.49
Merck & Company Incorporated	379,894	20,138,181	0.79
Pfizer Incorporated	831,821	27,258,774	1.08
Other securities		22,291,726	0.88

		139,235,965	5.49

Industrials: 9.88%

Aerospace & Defense: 2.63%
The Boeing Company	86,148	12,530,227	0.49
Other securities		54,223,344	2.14

		66,753,571	2.63

Air Freight & Logistics: 0.70%
Other securities		17,848,289	0.70

Airlines: 0.61%
Other securities		15,411,554	0.61

Building Products: 0.09%
Other securities		2,256,080	0.09

Commercial Services & Supplies: 0.41%
Other securities		10,369,398	0.41

Construction & Engineering: 0.09%
Other securities		2,171,415	0.09

Electrical Equipment: 0.47%
Other securities		11,868,205	0.47

Industrial Conglomerates: 2.43%
3M Company	84,262	13,193,744	0.52
General Electric Company	1,271,254	38,061,345	1.50
Other securities		10,357,588	0.41

		61,612,677	2.43

Machinery: 1.20%
Other securities		30,337,488	1.20

Professional Services: 0.28%
Other securities		7,108,301	0.28

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 0.80%
Other securities		$20,258,328	0.80%

Trading Companies & Distributors: 0.17%
Other securities		4,241,892	0.17

Information Technology: 20.43%

Communications Equipment: 1.36%
Cisco Systems Incorporated	685,959	18,692,383	0.74
Other securities		15,710,720	0.62

		34,403,103	1.36

Electronic Equipment, Instruments & Components: 0.38%
Other securities		9,611,514	0.38

Internet Software & Services: 4.03%
Alphabet Incorporated Class A †	39,098	29,825,909	1.18
Alphabet Incorporated Class C †	39,893	29,624,542	1.17
Facebook Incorporated Class A †	304,782	31,770,476	1.25
Other securities		11,014,824	0.43

		102,235,751	4.03

IT Services: 3.60%
International Business Machines Corporation	121,545	16,945,804	0.67
MasterCard Incorporated Class A	134,605	13,180,522	0.52
Visa Incorporated Class A	263,193	20,794,879	0.82
Other securities		40,272,752	1.59

		91,193,957	3.60

Semiconductors & Semiconductor Equipment: 2.48%
Intel Corporation	641,196	22,294,385	0.88
Other securities		40,527,079	1.60

		62,821,464	2.48

Software: 4.20%
Microsoft Corporation	1,078,727	58,628,812	2.32
Oracle Corporation	438,621	17,093,060	0.67
Other securities		30,567,637	1.21

		106,289,509	4.20

Technology Hardware, Storage & Peripherals: 4.38%
Apple Incorporated	769,154	90,990,918	3.59
Other securities		19,935,289	0.79

		110,926,207	4.38

Materials: 2.79%

Chemicals: 2.11%
Other securities		53,509,505	2.11

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	43

INDEX PORTFOLIO

Security name			Shares	Value	Percent of net assets

Construction Materials: 0.13%
Other securities				$3,266,685	0.13%

Containers & Packaging: 0.22%
Other securities				5,572,841	0.22

Metals & Mining: 0.24%
Other securities				6,008,282	0.24

Paper & Forest Products: 0.09%
Other securities				2,356,828	0.09

Telecommunication Services: 2.28%

Diversified Telecommunication Services: 2.28%
AT&T Incorporated			829,616	27,933,171	1.10
Verizon Communications Incorporated			548,360	24,922,962	0.99
Other securities				4,807,075	0.19

				57,663,208	2.28

Utilities: 2.79%

Electric Utilities: 1.60%
Other securities				40,570,108	1.60

Gas Utilities: 0.04%
Other securities				1,013,446	0.04

Independent Power & Renewable Electricity Producers: 0.06%
Other securities				1,471,258	0.06

Multi-Utilities: 1.09%
Other securities				27,722,609	1.09

Total Common Stocks (Cost $1,203,617,883)				2,472,550,404	97.62

	Yield
Short-Term Investments: 1.79%

Investment Companies: 1.72%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%		13,080,495	13,080,495	0.52
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		30,518,256	30,518,256	1.20

				43,598,751	1.72

		Maturity date	Principal
U.S. Treasury Securities: 0.07%
Treasury Bill (z)#	0.05	4-7-2016	$1,007,000	1,006,239	0.04
Treasury Bill (z)#	0.10	4-21-2016	255,000	254,796	0.01
Treasury Bill (z)#	0.16	2-25-2016	76,000	75,968	0.00
Treasury Bill (z)#	0.28	5-5-2016	360,000	359,507	0.02

				1,696,510	0.07

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

INDEX PORTFOLIO

	Value	Percent of net assets

Total Short-Term Investments (Cost $45,295,990)	$45,295,261	1.79%

Total investments in securities (Cost $1,248,913,873) *	2,517,845,665	99.41
Other assets and liabilities, net	14,857,797	0.59

Total net assets	$2,532,703,462	100.00%

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,317,979,628 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,301,718,519
Gross unrealized losses	(101,852,482)

Net unrealized gains	$1,199,866,037

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	45

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.66%

Belgium: 3.51%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	22,037	$2,839,385
Telenet Group Holding NV (Consumer Discretionary, Media) †	22,809	1,245,669
UCB SA (Health Care, Pharmaceuticals)	15,768	1,408,076

		5,493,130

China: 8.44%
Baidu Incorporated ADR (Information Technology, Internet Software & Services) †	39,497	8,609,161
Tencent Holdings Limited (Information Technology, Internet Software & Services)	230,500	4,587,139

		13,196,300

France: 5.54%
L’Oreal SA (Consumer Staples, Personal Products)	6,888	1,219,711
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods) «	7,971	1,336,954
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	77,130	1,333,204
Pernod-Ricard SA (Consumer Staples, Beverages)	12,640	1,438,311
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	123,250	3,337,532

		8,665,712

Germany: 11.29%
Allianz AG (Financials, Insurance)	8,871	1,571,325
Bayer AG (Health Care, Pharmaceuticals)	53,082	7,083,380
Beiersdorf AG (Consumer Staples, Personal Products)	24,795	2,309,017
Linde AG (Materials, Chemicals)	25,604	4,470,326
Vonovia SE (Financials, Real Estate Management & Development)	36,076	1,118,135
Wirecard AG (Information Technology, IT Services)	22,432	1,098,875

		17,651,058

Hong Kong: 3.74%
AIA Group Limited (Financials, Insurance)	932,400	5,567,859
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	362,000	282,935

		5,850,794

India: 2.07%
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	110,747	2,012,404
Infosys Limited ADR (Information Technology, IT Services)	73,799	1,230,967

		3,243,371

Ireland: 6.04%
Allegion plc (Industrials, Building Products)	4,928	331,211
Allergan plc (Health Care, Pharmaceuticals) †	5,099	1,600,525
Medtronic plc (Health Care, Health Care Equipment & Supplies)	99,664	7,508,686

		9,440,422

Italy: 0.64%
Mediaset SpA (Consumer Discretionary, Media)	228,906	1,006,582

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value

Japan: 9.29%
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	247,000	$646,093
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	67,654	2,423,673
NGK Insulators Limited (Industrials, Machinery)	122,000	2,829,488
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	75,400	3,007,425
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	8,100	1,296,921
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	69,400	4,316,781

		14,520,381

Mexico: 1.94%
Grupo Televisa SAB ADR (Consumer Discretionary, Media)	107,696	3,037,027

Netherlands: 2.28%
ASML Holdings NV (Information Technology, Semiconductors & Semiconductor Equipment)	38,503	3,558,309

South Korea: 0.01%
Orion Corporation (Consumer Staples, Food Products)	18	17,735

Spain: 1.48%
Grifols SA (Health Care, Biotechnology)	21,620	1,026,090
Grifols SA ADR (Health Care, Biotechnology)	37,018	1,286,376

		2,312,466

Sweden: 2.15%
Autoliv Incorporated SDR (Consumer Discretionary, Auto Components)	15,312	1,927,650
Swedbank AB Class A (Financials, Banks)	65,125	1,442,609

		3,370,259

Switzerland: 12.33%
Actelion Limited (Health Care, Biotechnology)	17,043	2,393,657
Adecco SA (Industrials, Professional Services)	22,326	1,527,677
Nestle SA (Consumer Staples, Food Products)	59,015	4,379,448
Novartis AG (Health Care, Pharmaceuticals)	22,069	1,886,542
Roche Holding AG (Health Care, Pharmaceuticals)	16,045	4,296,445
Syngenta AG (Materials, Chemicals)	10,271	3,786,548
TE Connectivity Limited (Information Technology, Electronic Equipment, Instruments & Components)	15,005	1,006,685

		19,277,002

United Kingdom: 20.47%
Aon plc (Financials, Insurance)	8,124	769,668
Babcock International Group plc (Industrials, Commercial Services & Supplies)	53,879	869,086
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	201,076	1,503,451
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	40,059	2,090,532
Croda International plc (Materials, Chemicals)	35,756	1,544,477
Delphi Automotive plc (Consumer Discretionary, Auto Components)	41,127	3,614,241
Diageo plc (Consumer Staples, Beverages)	1,639	47,148
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	32,109	1,735,133
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	37,990	1,462,459
International Consolidated Airlines Group SA (Industrials, Airlines) †	299,860	2,560,679
Johnson Matthey plc (Materials, Chemicals)	83,824	3,572,797

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	47

INTERNATIONAL GROWTH PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Liberty Global plc Class A (Consumer Discretionary, Media)			56,548	$2,398,201
Liberty Global plc Class C (Consumer Discretionary, Media)			94,351	3,868,391
Lloyds Banking Group plc (Financials, Banks)			1,834,497	2,015,835
Worldpay Group plc (Information Technology, IT Services) 144A†			244,315	1,100,208
WPP plc (Consumer Discretionary, Media)			123,555	2,856,421

				32,008,727

United States: 3.44%
Cognizant Technology Solutions Corporation Class A (Information Technology, IT Services) †			43,538	2,811,684
Royal Caribbean Cruises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)			16,934	1,568,258
WABCO Holdings Incorporated (Industrials, Machinery) †			9,256	994,835

				5,374,777

Total Common Stocks (Cost $124,324,775)				148,024,052

		Expiration date

Participation Notes: 1.19%

Ireland: 1.19%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)		10-29-2018	124,515	1,864,418

Total Participation Notes (Cost $1,147,504)				1,864,418

	Dividend yield

Preferred Stocks: 0.89%

Germany: 0.89%
Henkel AG & Company KGaA (Consumer Staples, Household Products) ±	1.23%		12,217	1,387,596

Total Preferred Stocks (Cost $874,798)				1,387,596

	Yield
Short-Term Investments: 3.60%

Investment Companies: 3.60%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		1,302,812	1,302,812
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		4,324,287	4,324,287

Total Short-Term Investments (Cost $5,627,099)				5,627,099

Total investments in securities (Cost $131,974,176) *	100.34%	156,903,165
Other assets and liabilities, net	(0.34)	(532,486)

Total net assets	100.00%	$156,370,679

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $132,399,036 and unrealized gains (losses) consists of:

Gross unrealized gains	$27,616,019
Gross unrealized losses	(3,111,890)

Net unrealized gains	$24,504,129

The following table shows the percent of total long-term investments by sector as of November 30, 2015:

Health Care	21.67%
Consumer Discretionary	20.31
Information Technology	15.87
Consumer Staples	11.76
Financials	10.82
Materials	8.84
Industrials	8.66
Telecommunication Services	1.88
Utilities	0.19

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	49

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 96.94%

Australia: 5.05%
AGL Energy Limited (Utilities, Multi-Utilities)	131,500	$1,573,919
Arrium Limited (Materials, Metals & Mining)	3,063,400	175,021
Automotive Holdings Group (Consumer Discretionary)	410,016	1,254,295
Bendigo Bank Limited (Financials, Banks)	272,500	2,199,324
Boart Longyear Group Limited (Industrials, Construction & Engineering) †	199,991	10,703
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies) «	207,386	410,950
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	2,901,751
CSR Limited (Materials, Construction Materials)	754,900	1,665,129
Downer EDI Limited (Industrials, Commercial Services & Supplies)	518,900	1,354,720
Fortescue Metals Group Limited (Materials, Metals & Mining) «	394,700	559,476
Independence Group NL (Materials, Metals & Mining)	404,400	707,758
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	350,500	3,231,891
McMillan Shakespeare Limited (Industrials, Professional Services)	158,800	1,535,467
Metcash Limited (Consumer Staples, Food & Staples Retailing) «	785,500	840,749
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	101,171
Mineral Resources Limited (Materials, Metals & Mining) «	144,300	509,266
Myer Holdings Limited (Consumer Discretionary, Multiline Retail) «	1,059,500	850,516
Panoramic Resources Limited (Materials, Metals & Mining)	368,800	58,678
Primary Health Care Limited (Health Care, Health Care Providers & Services)	339,000	786,979
Qantas Airways Limited (Industrials, Airlines)	580,020	1,526,873
Rio Tinto Limited (Materials, Metals & Mining)	58,300	1,935,684
Seven Group Holdings Limited (Industrials, Trading Companies & Distributors) «	165,800	621,116
United Construction Group Limited (Industrials, Construction & Engineering)	152,800	269,632

		25,081,068

Austria: 1.07%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,173,105
Raiffeisen Bank International AG (Financials, Banks) †«	81,200	1,270,577
RHI AG (Materials, Construction Materials) «	64,721	1,298,896
Voestalpine AG (Materials, Metals & Mining)	47,700	1,552,241

		5,294,819

Belgium: 0.80%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	3,947,589

Brazil: 1.10%
Banco do Brasil SA (Financials, Banks)	309,500	1,303,116
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	253,200	1,238,187
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	72,400	305,955
JBS SA (Consumer Staples, Food Products)	805,600	2,586,082

		5,433,340

Canada: 2.11%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)	131,600	5,985,536
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	90,100	2,594,815
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,908,570

		10,488,921

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Cayman Islands: 0.63%
China Resources Cement Holdings Limited (Materials, Construction Materials)	3,186,000	$1,039,612
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	932,375
TCL Communication Technology Holdings Limited (Information Technology, Technology Hardware, Storage & Peripherals) «	1,586,000	1,174,141

		3,146,128

China: 2.68%
China BlueChemical Limited H Shares (Materials, Chemicals)	1,984,000	539,920
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	2,836,000	1,093,660
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	4,152,000	2,543,642
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	1,747,500	2,321,450
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	1,730,000	2,351,753
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	1,225,000	2,657,462
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Pharmaceuticals)	823,400	1,807,488

		13,315,375

Czech Republic: 0.21%
CEZ AS (Utilities, Electric Utilities)	57,500	1,044,660

Denmark: 0.28%
Sydbank AG (Financials, Banks)	43,000	1,410,994

Finland: 0.43%
TietoEnator Oyj (Information Technology, IT Services)	82,700	2,109,273

France: 9.01%
Alstom SA (Industrials, Machinery) †«	83,800	2,604,371
AXA SA (Financials, Insurance)	132,200	3,577,099
BNP Paribas SA (Financials, Banks)	49,100	2,910,796
Compagnie Generale des Etablissements Michelin SCA Class B (Consumer Discretionary, Auto Components)	24,000	2,406,398
Credit Agricole SA (Financials, Banks)	219,328	2,646,367
Electricite de France SA (Utilities, Electric Utilities) «	148,600	2,214,531
Engie SA (Utilities, Multi-Utilities)	171,900	2,994,929
Renault SA (Consumer Discretionary, Automobiles)	40,500	4,086,898
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	82,900	7,390,673
SCOR SE (Financials, Insurance)	109,700	4,302,338
Societe Generale SA (Financials, Banks)	39,000	1,861,662
Thales SA (Industrials, Aerospace & Defense)	41,400	3,082,439
Total SA (Energy, Oil, Gas & Consumable Fuels)	93,700	4,652,939

		44,731,440

Germany: 8.61%
Allianz AG (Financials, Insurance)	35,700	6,323,561
BASF SE (Materials, Chemicals)	46,500	3,848,810
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	31,200	3,405,217
Daimler AG (Consumer Discretionary, Automobiles)	75,700	6,776,774
Deutsche Bank AG (Financials, Capital Markets)	130,100	3,340,895
E.ON SE (Utilities, Multi-Utilities)	87,200	828,812
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	3,627,399

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	51

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	19,700	$3,970,276
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,613,693
Rhoen Klinikum AG (Health Care, Health Care Providers & Services) †	18,500	235
Rhoen Klinikum AG (Health Care, Health Care Providers & Services) «	73,100	2,113,116
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	56,900	2,172,653
Volkswagen AG (Consumer Discretionary, Automobiles) «	22,600	3,373,965
Wincor Nixdorf AG (Information Technology, Technology Hardware, Storage & Peripherals)	26,600	1,346,333

		42,741,739

Hong Kong: 1.60%
Shenzhen International Holdings Limited (Industrials, Transportation Infrastructure)	1,012,500	1,666,290
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	3,680,000	2,425,346
Wheelock & Company Limited (Financials, Real Estate Management & Development)	379,000	1,637,529
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	611,500	2,220,137

		7,949,302

Hungary: 0.23%
Richter Gedeon (Health Care, Pharmaceuticals)	59,700	1,134,183

India: 0.89%
Gail Limited (Utilities, Gas Utilities)	28,100	923,085
Tata Motors Limited ADR (Consumer Discretionary, Automobiles)	83,800	2,645,566
Tata Steel Limited GDR (Industrials, Machinery) (i)	245,900	850,814

		4,419,465

Ireland: 0.90%
C&C Group plc (Consumer Staples, Beverages)	240,000	930,609
Smurfit Kappa Group plc (Materials, Containers & Packaging)	130,200	3,557,373

		4,487,982

Israel: 1.20%
Bank Hapoalim Limited (Financials, Banks)	542,900	2,807,366
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	3,148,064

		5,955,430

Italy: 1.24%
Enel SpA (Utilities, Electric Utilities)	688,400	3,035,871
Mediobanca SpA (Financials, Capital Markets)	324,800	3,112,528

		6,148,399

Japan: 22.12%
Adeka Corporation (Materials, Chemicals)	155,300	2,296,068
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	46,400	1,858,262
Anritsu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	206,300	1,382,595
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	73,100	2,713,786
Aozora Bank Limited (Financials, Banks)	588,000	2,073,046
Calsonic Kansei Corporation (Consumer Discretionary, Auto Components)	326,000	2,836,279
Central Glass Company Limited (Industrials, Building Products)	444,000	2,099,171

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Japan (continued)
CKD Corporation (Industrials, Machinery)	171,200	$1,839,948
Dainippon Ink & Chemicals Incorporated (Materials, Chemicals)	808,700	2,332,157
DCM Japan Holdings Company Limited (Consumer Discretionary, Specialty Retail)	143,100	981,124
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	682,000	3,013,875
Eizo Nanao Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	63,300	1,486,084
Fujikura Limited (Industrials, Electrical Equipment)	348,000	1,970,398
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	110,300	1,240,987
Itochu Corporation (Industrials, Trading Companies & Distributors)	200,700	2,448,833
Japan Airlines Company Limited (Industrials, Airlines)	80,700	2,759,927
JFE Holdings Incorporated (Materials, Metals & Mining)	70,000	1,104,305
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	1,654,869
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	102,800	2,553,716
Kureha Corporation (Materials, Chemicals)	271,000	1,065,508
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,869,017
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	2,459,854
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	2,858,749
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	25,100	1,115,329
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	597,530
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	556,400	3,014,775
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	657,100	4,216,970
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	260,300	3,192,957
Mizuho Financial Group Incorporated (Financials, Banks)	2,244,400	4,530,734
Namura Shipbuilding Company Limited (Industrials, Machinery)	108,800	1,001,384
Nichirei Corporation (Consumer Staples, Food Products)	252,000	1,649,976
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	234,000	8,677,579
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	419,800	4,482,755
Nisshinbo Industries Incorporated (Industrials, Industrial Conglomerates)	117,000	1,383,851
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	180,000	3,404,062
Resona Holdings Incorporated (Financials, Banks)	1,013,300	4,945,497
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	166,000	1,701,803
Sankyu Incorporated (Industrials, Road & Rail)	370,000	1,845,491
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,487,084
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,027,112
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	149,000	1,680,032
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	100,400	3,830,859
The Keiyo Bank Limited (Financials, Banks)	62,000	296,653
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	95,400	2,062,996
Tsumura & Company (Health Care, Pharmaceuticals)	79,300	2,180,589
Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	148,500	2,553,814

		109,778,390

Liechtenstein: 0.11%
Verwaltungs-und Privat-Bank AG (Financials, Capital Markets) (i)	6,558	522,358

Netherlands: 2.22%
Aegon NV (Financials, Insurance)	334,000	2,045,337
ING Groep NV (Financials, Banks)	237,100	3,255,351
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	263,630	5,735,102

		11,035,790

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	53

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Norway: 1.31%
Atea ASA (Information Technology, IT Services)	84,900	$762,000
DnB Nor ASA (Financials, Banks)	148,800	1,958,762
Marine Harvest ASA (Consumer Staples, Food Products)	97,500	1,318,242
Yara International ASA (Materials, Chemicals)	53,600	2,481,233

		6,520,237

Poland: 0.42%
Asseco Poland SA (Information Technology, Software)	101,800	1,444,731
KGHM Polska Miedz SA (Materials, Metals & Mining)	36,500	653,036

		2,097,767

Russia: 0.81%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) (i)	150,014	1,680,157
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	9,968
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	60,400	2,312,112

		4,002,237

Singapore: 0.85%
DBS Group Holdings Limited (Financials, Banks)	227,000	2,655,347
United Overseas Bank Limited (Financials, Banks)	113,000	1,553,344

		4,208,691

South Africa: 0.44%
Barclays Africa Group Limited (Financials, Banks)	200,300	2,201,554

South Korea: 2.81%
BS Financial Group Incorporated (Financials, Banks)	13,188	110,806
E-MART Company Limited (Consumer Staples, Food & Staples Retailing)	8,500	1,570,744
Industrial Bank of Korea (Financials, Banks)	192,500	2,210,829
KT&G Corporation (Consumer Staples, Tobacco)	43,000	3,973,058
Kwangju Bank (Financials, Banks) †	13,510	94,379
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	4,506,023
Woori Bank (Financials, Banks)	178,044	1,459,037

		13,924,876

Spain: 1.03%
Banco Santander Central Hispano SA (Financials, Banks)	429,681	2,346,165
Gas Natural SDG SA (Utilities, Gas Utilities)	128,100	2,771,169

		5,117,334

Sweden: 2.34%
Boliden AB (Materials, Metals & Mining)	169,300	3,111,604
Nordea Bank AB (Financials, Banks)	177,300	1,964,737
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	144,900	1,540,906
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	304,500	2,965,818
TeliaSonera AB (Telecommunication Services, Diversified Telecommunication Services)	417,000	2,046,799

		11,629,864

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value

Switzerland: 5.30%
Baloise Holding AG (Financials, Insurance)	28,800	$3,499,052
Credit Suisse Group AG (Financials, Capital Markets)	273,395	5,877,919
Georg Fischer AG (Industrials, Machinery)	3,000	1,955,095
Swiss Life Holding AG (Financials, Insurance)	12,600	3,178,014
Swiss Reinsurance AG (Financials, Insurance)	75,700	7,214,254
UBS Group AG (Financials, Capital Markets)	5,400	103,659
Zurich Insurance Group AG (Financials, Insurance)	17,100	4,502,493

		26,330,486

Taiwan: 0.77%
Innolux Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	3,549,000	1,086,162
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	1,035,000	2,730,026

		3,816,188

Thailand: 0.72%
Bangchak Petroleum PCL (Energy, Oil, Gas & Consumable Fuels)	2,188,900	2,122,329
Thanachart Capital PCL (Financials, Banks)	1,481,500	1,457,111

		3,579,440

United Kingdom: 17.65%
3i Group plc (Financials, Capital Markets)	409,100	3,096,129
Alent plc (Materials, Chemicals) (a)	50,200	379,921
AMEC plc (Energy, Energy Equipment & Services)	83,300	546,244
Amlin plc (Financials, Insurance)	93,700	930,696
Anglo American plc (Materials, Metals & Mining)	107,000	658,550
AstraZeneca plc (Health Care, Pharmaceuticals)	38,500	2,610,766
Aviva plc (Financials, Insurance)	314,900	2,425,894
BAE Systems plc (Industrials, Aerospace & Defense)	939,800	7,310,705
Barclays plc (Financials, Banks)	715,000	2,403,553
Barratt Developments plc (Consumer Discretionary, Household Durables)	318,600	2,883,857
Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	58,800	2,843,617
BP plc (Energy, Oil, Gas & Consumable Fuels)	844,300	4,898,836
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	509,700	3,811,041
Carillion plc (Industrials, Construction & Engineering) «	261,500	1,241,399
Centrica plc (Utilities, Multi-Utilities)	898,500	2,951,394
Chemring Group plc (Industrials, Aerospace & Defense)	247,200	742,754
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	264,876	2,140,257
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,238,200	1,559,016
easyJet plc (Industrials, Airlines)	75,100	1,869,676
Firstgroup plc (Industrials, Road & Rail) †	952,400	1,510,432
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	110,500	2,255,876
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)	290,000	449,435
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	1,211,800	4,632,080
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	547,900	821,066
Lloyds Banking Group plc (Financials, Banks)	1,749,400	1,922,328
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	379,900	2,875,139
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	558,800	1,447,566
Mitchells & Butlers plc (Consumer Discretionary, Hotels, Restaurants & Leisure) †	236,800	1,179,422

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	55

INTERNATIONAL VALUE PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
Mitie Group plc (Industrials, Commercial Services & Supplies)			283,197	$1,361,034
Mondi plc (Materials, Paper & Forest Products)			67,600	1,571,982
Old Mutual plc (Financials, Insurance)			982,800	3,093,606
Pace plc (Consumer Discretionary, Household Durables)			308,800	1,853,822
Petrofac Limited (Energy, Energy Equipment & Services)			149,300	1,855,100
Premier Foods plc (Consumer Staples, Food Products) †			73,926	43,750
Redrow plc (Consumer Discretionary, Household Durables)			141,600	968,643
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)			287,900	7,163,169
Standard Chartered plc (Financials, Banks)			253,000	2,123,172
Tate & Lyle plc (Consumer Staples, Food Products)			158,800	1,411,094
Tullett Prebon plc (Financials, Capital Markets)			279,500	1,472,920
Vesuvius plc (Industrials, Machinery)			145,400	745,869
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			679,700	1,561,136

				87,622,946

Total Common Stocks (Cost $515,773,545)				481,228,265

	Dividend yield

Preferred Stocks: 0.14%

Brazil: 0.14%
Banco do Estado do Rio Grande do Sul SA (Financials, Banks)	12.05%		349,800	492,740
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	11.96		109,056	186,035

Total Preferred Stocks (Cost $3,545,600)				678,775

		Expiration date
Rights: 0.02%

United Kingdom: 0.02%
Standard Chartered plc (Financials, Banks) †		2-23-2016	72,286	99,071

Total Rights (Cost $0)				99,071

	Yield

Short-Term Investments: 3.93%

Investment Companies: 3.93%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		15,597,666	15,597,666
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		3,910,661	3,910,661

Total Short-Term Investments (Cost $19,508,327)				19,508,327

Total investments in securities (Cost $538,827,472) *	101.03%	501,514,438
Other assets and liabilities, net	(1.03)	(5,103,501)

Total net assets	100.00%	$496,410,937

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

INTERNATIONAL VALUE PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

*	Cost for federal income tax purposes is $539,229,701 and unrealized gains (losses) consists of:

Gross unrealized gains	$66,608,097
Gross unrealized losses	(104,323,360

Net unrealized losses	$(37,715,263)

The following table shows the percent of total long-term investments by sector as of November 30, 2015:

Financials	29.64%
Consumer Discretionary	15.67
Industrials	13.25
Materials	8.82
Consumer Staples	6.80
Energy	6.35
Health Care	5.93
Telecommunication Services	5.41
Utilities Services	4.16
Information Technology	3.97

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	57

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 98.13%

Consumer Discretionary: 7.36%

Hotels, Restaurants & Leisure: 1.52%
Norwegian Cruise Line Holdings Limited †	20,897	$1,200,324

Household Durables: 1.50%
Harman International Industries Incorporated	11,488	1,185,102

Leisure Products: 0.98%
Mattel Incorporated	31,070	772,400

Media: 1.22%
Omnicom Group Incorporated	13,026	962,882

Multiline Retail: 0.64%
JCPenny Company Incorporated «†	63,783	508,351

Textiles, Apparel & Luxury Goods: 1.50%
PVH Corporation	6,432	587,177
Skechers U.S.A. Incorporated Class A †	19,787	597,567

		1,184,744

Consumer Staples: 6.11%

Food & Staples Retailing: 2.60%
CVS Health Corporation	21,792	2,050,409

Food Products: 1.03%
TreeHouse Foods Incorporated †	9,442	816,355

Household Products: 1.15%
The Procter & Gamble Company	12,169	910,728

Personal Products: 1.33%
Herbalife Limited «†	18,156	1,048,146

Energy: 11.56%

Energy Equipment & Services: 2.00%
Baker Hughes Incorporated	21,820	1,179,807
Noble Corporation plc «	30,051	398,777

		1,578,584

Oil, Gas & Consumable Fuels: 9.56%
Chevron Corporation	8,779	801,698
ConocoPhillips	18,980	1,025,869
Exxon Mobil Corporation	23,864	1,948,734
Marathon Oil Corporation	56,883	996,021
Noble Energy Incorporated	29,050	1,065,264
Valero Energy Corporation	18,325	1,316,835
Whiting Petroleum Corporation †	24,159	398,865

		7,553,286

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 28.69%

Banks: 11.98%
Bank of America Corporation	63,481	$1,106,474
BOK Financial Corporation «	29,357	2,021,228
Citigroup Incorporated	20,562	1,112,199
First Republic Bank	26,169	1,801,997
JPMorgan Chase & Company	31,756	2,117,490
KeyCorp	31,511	413,109
SunTrust Banks Incorporated	20,443	887,635

		9,460,132

Capital Markets: 3.44%
Ameriprise Financial Incorporated	16,299	1,840,972
Goldman Sachs Group Incorporated	4,631	879,983

		2,720,955

Insurance: 7.42%
ACE Limited	7,047	809,348
American International Group Incorporated	28,732	1,826,781
Endurance Specialty Holdings Limited	24,220	1,597,551
MetLife Incorporated	31,892	1,629,362

		5,863,042

REITs: 5.85%
Alexandria Real Estate Equities Incorporated	18,665	1,718,860
Equity Residential	16,508	1,317,669
Prologis Incorporated	18,090	773,348
VEREIT Incorporated	97,729	814,083

		4,623,960

Health Care: 12.87%

Biotechnology: 1.89%
Baxalta Incorporated	25,511	877,068
Gilead Sciences Incorporated	5,867	621,667

		1,498,735

Health Care Equipment & Supplies: 0.97%
Medtronic plc	10,172	766,358

Health Care Providers & Services: 2.61%
Cigna Corporation	5,529	746,304
HCA Holdings Incorporated †	9,106	619,754
McKesson Corporation	3,672	695,293

		2,061,351

Pharmaceuticals: 7.40%
AbbVie Incorporated	10,488	609,877
Allergan plc †	4,385	1,376,408
Johnson & Johnson	7,594	768,817

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	59

LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Mallinckrodt plc †	11,924	$798,059
Merck & Company Incorporated	16,463	872,704
Pfizer Incorporated	43,284	1,418,417

		5,844,282

Industrials: 11.87%

Aerospace & Defense: 2.90%
Curtiss-Wright Corporation	11,473	807,814
Raytheon Company	11,949	1,482,034

		2,289,848

Airlines: 0.44%
United Continental Holdings Incorporated †	6,218	346,529

Commercial Services & Supplies: 1.73%
Progressive Waste Solutions Limited	23,414	553,039
West Corporation	31,792	810,696

		1,363,735

Electrical Equipment: 0.87%
Eaton Corporation plc	11,799	686,230

Industrial Conglomerates: 1.63%
General Electric Company	42,941	1,285,654

Machinery: 1.59%
Stanley Black & Decker Incorporated	11,540	1,259,706

Professional Services: 0.84%
CEB Incorporated	8,546	660,349

Road & Rail: 1.87%
AMERCO	1,434	581,344
Norfolk Southern Corporation	9,471	900,313

		1,481,657

Information Technology: 10.73%

Communications Equipment: 0.96%
Cisco Systems Incorporated	28,008	763,218

Electronic Equipment, Instruments & Components: 2.24%
Synnex Corporation	13,907	1,311,013
TE Connectivity Limited	6,811	456,950

		1,767,963

Internet Software & Services: 1.41%
Alphabet Incorporated Class C †	1,496	1,110,930

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

LARGE COMPANY VALUE PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.57%
NXP Semiconductors NV †		8,507	$795,064
Skyworks Solutions Incorporated		14,885	1,235,753

			2,030,817

Software: 0.52%
Citrix Systems Incorporated †		5,363	411,181

Technology Hardware, Storage & Peripherals: 3.03%
Apple Incorporated		7,011	829,401
NCR Corporation †		48,898	1,325,625
Seagate Technology plc «		6,638	238,570

			2,393,596

Materials: 3.29%

Chemicals: 1.72%
Cabot Corporation		11,863	516,515
FMC Corporation		19,675	845,435

			1,361,950

Containers & Packaging: 1.57%
Crown Holdings Incorporated †		17,021	883,560
WestRock Company		7,059	357,397

			1,240,957

Telecommunication Services: 1.97%

Diversified Telecommunication Services: 1.97%
AT&T Incorporated		22,528	758,518
Verizon Communications Incorporated		17,570	798,557

			1,557,075

Utilities: 3.68%

Electric Utilities: 2.75%
Duke Energy Corporation		15,099	1,023,108
The Southern Company		25,711	1,145,168

			2,168,276

Gas Utilities: 0.93%
Atmos Energy Corporation		11,822	736,629

Total Common Stocks (Cost $67,502,414)			77,526,426

	Yield
Short-Term Investments: 6.19%

Investment Companies: 6.19%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	3,413,200	3,413,200
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	1,477,801	1,477,801

Total Short-Term Investments (Cost $4,891,001)			4,891,001

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	61

LARGE COMPANY VALUE PORTFOLIO

		Value
Total investments in securities (Cost $72,393,415) *	104.32%	$82,417,427
Other assets and liabilities, net	(4.32)	(3,416,112)

Total net assets	100.00%	$79,001,315

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $73,133,631 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,349,290
Gross unrealized losses	(4,065,494)

Net unrealized gains	$9,283,796

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.77%

Consumer Discretionary: 14.44%

Auto Components: 1.03%
Gentherm Incorporated †	234,165	$11,904,948

Diversified Consumer Services: 1.87%
2U Incorporated †«	403,201	9,725,208
Houghton Mifflin Harcourt Company †	605,490	11,964,482

		21,689,690

Hotels, Restaurants & Leisure: 3.06%
Brinker International Incorporated	112,145	5,116,055
Del Taco Restaurants Incorporated †	524,230	5,787,499
Extended Stay America Incorporated	540,270	9,244,020
Krispy Kreme Doughnuts Incorporated †	631,710	8,932,379
Zoe’s Kitchen Incorporated †«	184,820	6,287,576

		35,367,529

Household Durables: 0.57%
William Lyon Homes Class A †	380,729	6,651,336

Leisure Products: 0.37%
Malibu Boats Incorporated †	272,830	4,234,322

Media: 2.54%
IMAX Corporation †	352,253	13,343,344
Lions Gate Entertainment Corporation	283,304	9,615,338
Media General Incorporated †«	410,540	6,375,686

		29,334,368

Multiline Retail: 0.66%
Burlington Stores Incorporated †	159,770	7,686,535

Specialty Retail: 3.12%
Chico’s FAS Incorporated	416,917	5,003,004
Dick’s Sporting Goods Incorporated	191,709	7,482,402
Monro Muffler Brake Incorporated	214,091	15,851,298
Party City Holdco Incorporated †	609,380	7,739,126

		36,075,830

Textiles, Apparel & Luxury Goods: 1.22%
Kate Spade & Company †	399,050	7,996,962
Skechers U.S.A. Incorporated Class A †	202,276	6,108,735

		14,105,697

Consumer Staples: 1.42%

Food Products: 1.42%
Amplify Snack Brands Incorporated †«	588,819	7,389,678
Whitewave Foods Company †	221,766	9,010,353

		16,400,031

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	63

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Energy: 2.21%

Oil, Gas & Consumable Fuels: 2.21%
Diamondback Energy Incorporated †	110,719	$8,638,296
GasLog Limited «	473,043	5,662,325
Memorial Resource Development Corporation †	487,900	7,947,891
Ring Energy Incorporated †«	333,230	3,322,303

		25,570,815

Financials: 11.31%

Banks: 2.74%
ServisFirst Bancshares Incorporated	131,250	6,460,125
Signature Bank †	64,395	10,184,069
SVB Financial Group †	113,762	15,071,190

		31,715,384

Capital Markets: 4.85%
Evercore Partners Incorporated Class A	272,124	15,111,046
LPL Financial Holdings Incorporated «	276,707	12,722,988
Stifel Financial Corporation †	241,601	10,959,021
Virtu Financial Incorporated	434,428	9,666,023
Virtus Investment Partners Incorporated	56,048	7,635,980

		56,095,058

Insurance: 1.58%
Argo Group International Holdings Limited	212,801	13,519,248
Patriot National Incorporated †	324,040	4,724,503

		18,243,751

REITs: 0.98%
QTS Realty Trust Incorporated Class A	269,985	11,398,767

Thrifts & Mortgage Finance: 1.16%
Essent Group Limited †	543,084	13,425,036

Health Care: 22.45%

Biotechnology: 5.13%
Alder Biopharmaceuticals Inc †	123,070	4,585,588
Alnylam Pharmaceuticals Incorporated †	74,822	7,785,977
Celldex Therapeutics Incorporated †«	289,876	5,220,667
Cepheid Incorporated †	265,754	9,551,199
Flexion Therapeutics Incorporated †«	318,310	6,187,946
Intrexon Corporation «	118,354	4,297,434
Oncomed Pharmaceuticals Incorporated †«	234,120	5,349,642
Portola Pharmaceuticals Incorporated †	146,645	7,275,058
Radius Health Incorporated †	73,960	4,497,508
Tesaro Incorporated †	90,122	4,599,827

		59,350,846

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 7.12%
Accuray Incorporated †«	995,078	$7,005,349
Analogic Corporation	119,440	9,979,212
Atricure Incorporated †	367,123	7,885,802
Cerus Corporation †«	1,706,248	9,674,426
DexCom Incorporated †	146,206	12,430,434
Inogen Incorporated †	283,515	10,844,449
LDR Holding Corporation †	325,109	8,784,445
Nevro Corporation †«	160,860	9,712,727
The Spectranetics Corporation †	437,994	6,057,457

		82,374,301

Health Care Providers & Services: 6.50%
Adeptus Health Incorporated Class A †«	163,877	9,847,369
AMN Healthcare Services Incorporated †	425,705	12,558,298
Capital Senior Living Corporation †	391,700	8,977,764
Ensign Group Incorporated	189,755	9,026,645
HealthEquity Incorporated †	366,830	12,105,390
LifePoint Hospitals Incorporated †	118,756	8,504,117
Surgery Partners Inc †«	409,094	7,817,786
Teladoc Incorporated †«	298,960	6,352,900

		75,190,269

Health Care Technology: 1.20%
Evolent Health Incorporated Class A †	477,820	7,778,910
Medidata Solutions Incorporated †	132,332	6,064,776

		13,843,686

Life Sciences Tools & Services: 1.45%
ICON plc ADR †	225,962	16,795,755

Pharmaceuticals: 1.05%
Akorn Incorporated †	195,388	6,506,420
Cempra Holdings Incorporated †«	176,680	5,637,859

		12,144,279

Industrials: 14.99%

Aerospace & Defense: 1.40%
Astronics Corporation	190,522	7,371,296
Esterline Technologies Corporation †	92,881	8,831,125

		16,202,421

Air Freight & Logistics: 1.03%
Hub Group Incorporated Class A †	307,789	11,859,110

Building Products: 2.63%
A.O. Smith Corporation	176,464	14,074,769
NCI Building Systems Incorporated †	618,414	7,334,390
PGT Incorporated †	813,650	9,047,788

		30,456,947

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	65

SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value

Commercial Services & Supplies: 5.03%
Copart Incorporated †	326,873	$12,901,677
KAR Auction Services Incorporated	296,190	11,234,487
Mobile Mini Incorporated	277,490	9,837,021
TrueBlue Incorporated †	490,276	14,360,184
West Corporation	386,200	9,848,100

		58,181,469

Construction & Engineering: 1.19%
Comfort Systems USA Incorporated	236,422	7,504,034
Granite Construction Incorporated	152,780	6,228,841

		13,732,875

Machinery: 0.88%
Wabash National Corporation †	787,273	10,210,931

Professional Services: 1.42%
On Assignment Incorporated †	245,704	11,469,463
RPX Corporation †	356,064	4,938,608

		16,408,071

Road & Rail: 1.41%
Genesee & Wyoming Incorporated Class A †	131,797	9,129,578
Swift Transportation Company †«	453,346	7,239,936

		16,369,514

Information Technology: 24.60%

Communications Equipment: 2.68%
Infinera Corporation †	485,952	10,943,639
Radware Limited †	572,960	9,419,462
Ruckus Wireless Incorporated †	933,810	10,692,125

		31,055,226

Electronic Equipment, Instruments & Components: 1.18%
OSI Systems Incorporated †	145,776	13,649,007

Internet Software & Services: 3.58%
Benefitfocus Incorporated †«	245,410	9,944,013
Cornerstone OnDemand Incorporated †	323,120	11,603,239
Marketo Incorporated †	301,040	9,112,481
Pandora Media Incorporated †	419,090	5,783,442
Zillow Group Incorporated Class A «	46,841	1,219,271
Zillow Group Incorporated Class C †«	150,822	3,717,762

		41,380,208

IT Services: 2.95%
Acxiom Corporation †	539,610	12,357,069
MAXIMUS Incorporated	184,690	10,481,158
Vantiv Incorporated Class A †	214,420	11,302,078

		34,140,305

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY GROWTH PORTFOLIO

Security name		Shares	Value

Semiconductors & Semiconductor Equipment: 5.72%
Applied Micro Circuits Corporation †		957,597	$7,009,610
Cypress Semiconductor Corporation		1,138,464	12,318,180
FormFactor Incorporated †		1,013,475	8,827,367
Microsemi Corporation †		347,420	12,510,594
Nanometrics Incorporated †		294,549	4,642,092
Silicon Motion Technology Corporation		241,644	8,039,496
Teradyne Incorporated		619,377	12,870,654

			66,217,993

Software: 8.49%
Bottomline Technologies Incorporated †		311,740	9,635,883
Cadence Design Systems Incorporated †		675,612	15,066,148
PTC Incorporated †		328,825	11,850,853
Qlik Technologies Incorporated †		347,723	11,061,069
Rubicon Project Incorporated †		580,644	8,564,499
SS&C Technologies Holdings		252,358	18,144,540
Synchronoss Technologies Incorporated †		180,230	7,095,655
Ultimate Software Group Incorporated †		40,441	7,987,098
Zendesk Incorporated †		342,773	8,778,417

			98,184,162

Materials: 3.03%

Chemicals: 1.40%
Calgon Carbon Corporation		514,099	8,693,414
Flotek Industries Incorporated †«		657,247	7,505,761

			16,199,175

Metals & Mining: 0.64%
Steel Dynamics Incorporated		424,593	7,383,672

Paper & Forest Products: 0.99%
Boise Cascade Company †		366,107	11,459,149

Utilities: 0.32%

Independent Power & Renewable Electricity Producers: 0.32%
Dynegy Incorporated †		230,660	3,718,239

Total Common Stocks (Cost $995,453,082)			1,096,406,707

	Yield
Short-Term Investments: 15.24%

Investment Companies: 15.24%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	118,989,418	118,989,418
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17	57,304,768	57,304,768

Total Short-Term Investments (Cost $176,294,186)			176,294,186

Total investments in securities (Cost $1,171,747,268) *	110.01%	1,272,700,893
Other assets and liabilities, net	(10.01)	(115,825,971)

Total net assets	100.00%	$1,156,874,922

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	67

SMALL COMPANY GROWTH PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,183,487,190 and unrealized gains (losses) consists of:

Gross unrealized gains	$153,725,982
Gross unrealized losses	(64,512,279)

Net unrealized gains	$89,213,703

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Common Stocks: 95.47%

Consumer Discretionary: 11.61%

Auto Components: 2.42%
American Axle & Manufacturing Holdings Incorporated †	127,519	$2,902,332
Metaldyne Performance Group Incorporated	94,700	2,132,644

		5,034,976

Automobiles: 1.02%
Thor Industries Incorporated	36,550	2,116,976

Hotels, Restaurants & Leisure: 0.97%
ClubCorp Holdings Incorporated	112,094	2,012,087

Media: 2.59%
National CineMedia Incorporated	167,800	2,662,986
Scholastic Corporation	63,693	2,720,965

		5,383,951

Specialty Retail: 4.61%
Asbury Automotive Group Incorporated †	24,109	1,810,586
Ascena Retail Group Incorporated †	121,820	1,380,221
DSW Incorporated Class A	80,188	1,841,116
Outerwall Incorporated «	38,790	2,401,101
The Men’s Wearhouse Incorporated	43,000	859,570
Urban Outfitters Incorporated †	57,550	1,289,120

		9,581,714

Consumer Staples: 1.62%

Food & Staples Retailing: 0.75%
SUPERVALU Incorporated †	231,850	1,558,032

Food Products: 0.87%
Darling Ingredients Incorporated †	165,910	1,816,715

Energy: 5.41%

Energy Equipment & Services: 0.96%
RPC Incorporated «	150,400	1,992,800

Oil, Gas & Consumable Fuels: 4.45%
Carrizo Oil & Gas Incorporated †	48,800	1,970,544
Parsley Energy Incorporated Class A †	112,300	2,206,695
PDC Energy Incorporated †	31,300	1,768,137
Rice Energy Incorporated †	91,500	1,233,420
WPX Energy Incorporated †	241,330	2,070,611

		9,249,407

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	69

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Financials: 40.79%

Banks: 21.24%
Associated Banc-Corp	110,800	$2,272,508
BancorpSouth Incorporated	97,092	2,611,775
BankUnited Incorporated	67,650	2,557,170
Columbia Banking System Incorporated	54,235	1,927,512
ConnectOne Bancorp Incorporated	76,220	1,487,052
FirstMerit Corporation	96,500	1,952,195
Great Western Bancorp Incorporated	94,640	2,860,021
IBERIABANK Corporation	38,117	2,415,474
Investors Bancorp Incorporated	184,894	2,370,341
National Bank Holdings Corporation Class A	108,825	2,470,328
Pinnacle Financial Partners Incorporated	42,160	2,290,553
PrivateBancorp Incorporated	63,397	2,796,442
Renasant Corporation	71,000	2,593,630
Sterling BanCorp	153,700	2,695,898
Talmer Bancorp Incorporated Class A	145,900	2,665,593
Webster Financial Corporation	66,037	2,655,348
Western Alliance Bancorp †	84,378	3,273,023
Wintrust Financial Corporation	43,077	2,267,143

		44,162,006

Capital Markets: 0.94%
Stifel Financial Corporation †	42,993	1,950,162

Insurance: 6.18%
American Equity Investment Life Holding Company	72,108	1,933,215
Employers Holdings Incorporated	91,224	2,500,450
Horace Mann Educators Corporation	67,210	2,347,645
Kemper Corporation	47,210	1,940,803
OneBeacon Insurance Group Limited Class A	97,056	1,345,196
Primerica Incorporated	54,463	2,790,684

		12,857,993

Real Estate Management & Development: 1.78%
Alexander & Baldwin Incorporated	40,981	1,553,590
Kennedy Wilson Holdings Incorporated	81,900	2,137,590

		3,691,180

REITs: 10.65%
Columbia Property Trust Incorporated	97,400	2,440,844
Corporate Office Properties Trust	94,300	2,101,947
Education Realty Trust Incorporated	57,200	2,107,820
Equity Commonwealth †	99,600	2,750,952
Gramercy Property Trust Incorporated	100,450	2,399,751
Highwoods Properties Incorporated	50,800	2,212,848
Parkway Properties Incorporated	122,297	2,088,833
Physicians Realty Trust	130,900	2,095,709
Ramco-Gershenson Properties Trust	141,021	2,379,024
Sunstone Hotel Investors Incorporated	106,156	1,558,370

		22,136,098

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Health Care: 5.82%

Health Care Equipment & Supplies: 2.06%
Alere Incorporated †	66,697	$2,752,585
Halyard Health Incorporated †	47,780	1,528,482

		4,281,067

Health Care Providers & Services: 3.48%
Kindred Healthcare Incorporated	169,300	2,260,155
Select Medical Holdings Corporation	188,360	2,273,505
WellCare Health Plans Incorporated †	32,743	2,700,643

		7,234,303

Health Care Technology: 0.28%
Computer Programs & Systems Incorporated «	12,100	589,512

Industrials: 7.76%

Air Freight & Logistics: 0.88%
Atlas Air Worldwide Holdings Incorporated †	44,005	1,818,287

Commercial Services & Supplies: 1.62%
Essendant Incorporated	47,819	1,732,004
Quad Graphics Incorporated	158,600	1,636,752

		3,368,756

Construction & Engineering: 1.88%
KBR Incorporated	109,190	2,122,654
Tutor Perini Corporation †	94,495	1,780,286

		3,902,940

Electrical Equipment: 1.08%
Generac Holdings Incorporated †	69,560	2,232,876

Machinery: 0.80%
NN Incorporated	63,190	1,077,390
Titan International Incorporated	136,820	593,799

		1,671,189

Professional Services: 0.28%
Hill International Incorporated †	170,166	587,073

Road & Rail: 0.15%
Universal Truckload Services	19,636	318,889

Trading Companies & Distributors: 1.07%
Air Lease Corporation	66,100	2,222,943

Information Technology: 12.55%

Communications Equipment: 0.98%
ARRIS Group Incorporated †	66,983	2,047,670

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	71

SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 4.04%
Belden Incorporated	50,350	$3,160,470
Celestica Incorporated †	180,136	2,031,934
Plexus Corporation †	51,321	1,909,141
Tech Data Corporation †	19,028	1,287,244

		8,388,789

IT Services: 1.79%
Cardtronics Incorporated †	43,840	1,648,822
VeriFone Systems Incorporated †	72,100	2,067,828

		3,716,650

Semiconductors & Semiconductor Equipment: 4.02%
Advanced Energy Industries Incorporated †	86,845	2,533,269
Diodes Incorporated †	113,040	2,632,702
Veeco Instruments Incorporated †	55,250	1,129,863
Xcerra Corporation †	340,471	2,059,850

		8,355,684

Software: 1.13%
Mentor Graphics Corporation	125,417	2,349,060

Technology Hardware, Storage & Peripherals: 0.59%
Avid Technology Incorporated †	162,200	1,231,098

Materials: 5.14%

Chemicals: 4.29%
A. Schulman Incorporated	68,900	2,384,629
Axiall Corporation	69,300	1,444,212
Cabot Corporation	58,600	2,551,444
Chemtura Corporation †	83,013	2,550,159

		8,930,444

Metals & Mining: 0.85%
Globe Specialty Metals Incorporated	173,500	1,764,495

Utilities: 4.77%

Electric Utilities: 3.52%
El Paso Electric Company	64,371	2,487,939
PNM Resources Incorporated	101,017	2,929,493
Portland General Electric Company	51,724	1,909,650

		7,327,082

Multi-Utilities: 1.25%
Avista Corporation	74,910	2,592,632

Total Common Stocks (Cost $174,801,497)		198,475,536

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

SMALL COMPANY VALUE PORTFOLIO

Security name		Expiration date	Shares	Value
Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)		5-14-2016	9,104	$2

Total Warrants (Cost $0)				2

	Yield
Short-Term Investments: 6.15%

Investment Companies: 6.15%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%		4,795,850	4,795,850
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		7,987,779	7,987,779

Total Short-Term Investments (Cost $12,783,629)				12,783,629

Total investments in securities (Cost $187,585,126) *	101.62%	211,259,167
Other assets and liabilities, net	(1.62)	(3,373,120)

Total net assets	100.00%	$207,886,047

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $188,083,132 and unrealized gains (losses) consists of:

Gross unrealized gains	$35,807,002
Gross unrealized losses	(12,630,967)

Net unrealized gains	$23,176,035

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	73

CORE BOND PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 31.34%
FHLMC	0.90-7.00%	8-1-2017 to 12-10-2045	$188,381,872	$197,942,749	5.42%
FHLMC	3.00	2-15-2045	20,186,411	20,432,393	0.56
FHLMC	3.50	12-1-2043	23,375,730	24,264,399	0.66
FHLMC %%	3.50	1-14-2046	31,900,000	32,901,858	0.90
FHLMC	4.00	8-1-2044	15,390,799	16,470,560	0.45
FHLMC	4.50	8-1-2020	13,649,699	14,164,647	0.39
FHLMC	5.00	8-1-2039	11,904,846	13,373,077	0.37
FHLMC Series 300 Class 300	3.00	1-15-2043	19,758,962	19,895,089	0.54
FHLMC Series 4483 Class PA	2.50	6-15-2045	19,188,169	19,455,398	0.53
FNMA	0.00-8.19	4-1-2017 to 12-10-2045	347,881,570	366,292,589	9.98
FNMA	3.00	10-25-2042	17,545,991	17,668,882	0.48
FNMA	3.00	4-1-2043	13,319,454	13,413,363	0.37
FNMA	3.50	6-1-2045	18,521,741	19,232,513	0.53
FNMA %%	3.50	1-14-2046	38,300,000	39,582,152	1.08
FNMA	4.00	7-1-2029	16,926,160	18,118,228	0.50
FNMA	4.00	2-1-2041	13,768,411	14,683,620	0.40
FNMA	4.00	12-1-2044	13,461,521	14,433,272	0.39
FNMA	4.00	10-1-2045	14,357,970	15,312,521	0.42
FNMA	4.50	2-1-2044	15,370,157	16,895,119	0.46
GNMA %%	3.50	12-17-2045	58,500,000	61,108,503	1.67
GNMA ±	2.50	5-20-2045	14,494,986	14,741,940	0.40
GNMA	2.50-4.50	4-15-2045 to 12-20-2045	35,819,634	38,272,470	1.07
GNMA %%	3.00	12-17-2045	49,600,000	50,433,131	1.38
GNMA %%	3.50	1-21-2046	52,700,000	54,911,957	1.50
GNMA %%	4.00	12-17-2045	14,800,000	15,722,978	0.43
Other securities				16,881,810	0.46

Total Agency Securities (Cost $1,146,474,469)				1,146,605,218	31.34

Asset-Backed Securities: 10.69%
Capital Auto Receivables Asset Trust	1.09-2.01	3-20-2018 to 7-20-2020	79,419,000	79,311,438	2.15
SLM Student Loan Trust	0.36-4.37	1-25-2018 to 2-15-2046	118,260,379	114,446,453	3.13
Other securities				197,416,052	5.41

Total Asset-Backed Securities (Cost $394,809,590)				391,173,943	10.69

Corporate Bonds and Notes: 17.09%

Consumer Discretionary: 1.56%

Automobiles: 0.38%
Other securities				13,803,360	0.38

Internet & Catalog Retail: 0.03%
Other securities				904,402	0.03

Media: 1.01%
Other securities				37,108,689	1.01

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Multiline Retail: 0.04%
Other securities				$1,490,024	0.04%

Specialty Retail: 0.05%
Other securities				1,871,533	0.05

Textiles, Apparel & Luxury Goods: 0.05%
Other securities				1,923,346	0.05

Consumer Staples: 1.01%

Beverages: 0.05%
Other securities				1,894,207	0.05

Food & Staples Retailing: 0.07%
Other securities				2,509,956	0.07

Food Products: 0.75%
Other securities				27,602,973	0.75

Tobacco: 0.14%
Other securities				4,986,445	0.14

Energy: 1.81%

Energy Equipment & Services: 0.10%
Other securities				3,773,695	0.10

Oil, Gas & Consumable Fuels: 1.71%
Other securities				62,432,630	1.71

Financials: 6.34%

Banks: 2.16%
Other securities				78,863,259	2.16

Capital Markets: 1.24%
Morgan Stanley	4.00%	7-23-2025	$13,454,000	13,976,096	0.38
Other securities				31,302,504	0.86

				45,278,600	1.24

Consumer Finance: 0.79%
Other securities				28,902,001	0.79

Diversified Financial Services: 0.23%
Other securities				8,535,009	0.23

Insurance: 0.91%
Other securities				33,263,028	0.91

REITs: 1.01%
Other securities				37,137,541	1.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	75

CORE BOND PORTFOLIO

Security name	Value	Percent of net assets

Health Care: 1.25%

Biotechnology: 0.91%
Other securities	$33,306,145	0.91%

Health Care Providers & Services: 0.04%
Other securities	1,429,515	0.04

Pharmaceuticals: 0.30%
Other securities	11,082,776	0.30

Industrials: 1.02%

Aerospace & Defense: 0.61%
Other securities	22,258,727	0.61

Machinery: 0.05%
Other securities	1,759,143	0.05

Professional Services: 0.01%
Other securities	533,651	0.01

Road & Rail: 0.29%
Other securities	10,521,512	0.29

Transportation Infrastructure: 0.06%
Other securities	2,264,467	0.06

Information Technology: 1.49%

Electronic Equipment, Instruments & Components: 0.04%
Other securities	1,461,020	0.04

IT Services: 0.50%
Other securities	18,223,030	0.50

Semiconductors & Semiconductor Equipment: 0.05%
Other securities	1,802,665	0.05

Software: 0.60%
Other securities	21,998,934	0.60

Technology Hardware, Storage & Peripherals: 0.30%
Other securities	11,029,267	0.30

Materials: 0.21%

Chemicals: 0.10%
Other securities	3,461,538	0.10

Metals & Mining: 0.02%
Other securities	850,298	0.02

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Paper & Forest Products: 0.09%
Other securities				$3,191,221	0.09%

Telecommunication Services: 0.92%

Diversified Telecommunication Services: 0.92%
Other securities				33,506,725	0.92

Utilities: 1.48%

Electric Utilities: 0.83%
Other securities				30,444,217	0.83

Multi-Utilities: 0.65%
Other securities				23,695,295	0.65

Total Corporate Bonds and Notes (Cost $630,838,447)				625,100,844	17.09

Municipal Obligations: 0.94%

California: 0.26%
Other securities				9,548,468	0.26

Nevada: 0.19%
Other securities				7,067,845	0.19

New Jersey: 0.17%
Other securities				6,299,380	0.17

New York: 0.13%
Other securities				4,519,967	0.13

Ohio: 0.04%
Other securities				1,313,630	0.04

Texas: 0.15%
Other securities				5,583,271	0.15

Total Municipal Obligations (Cost $29,677,345)				34,332,561	0.94

Non-Agency Mortgage-Backed Securities: 4.66%
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13%	11-10-2046	$12,758,000	13,656,411	0.37
Commercial Mortgage Trust	1.80-4.21	5-15-2045 to 10-10-2053	35,515,821	36,806,796	1.01
Other securities				120,044,696	3.28

Total Non-Agency Mortgage-Backed Securities (Cost $170,318,800)				170,507,903	4.66

U.S. Treasury Securities: 31.96%
U.S. Treasury Bond	2.50	2-15-2045	19,271,000	17,384,543	0.48
U.S. Treasury Bond ##	2.88	8-15-2045	32,694,000	31,964,760	0.87
U.S. Treasury Bond	3.00	5-15-2045	20,774,000	20,802,398	0.57
U.S. Treasury Bond	3.00-4.50	8-15-2039 to 11-15-2045	24,424,000	25,717,746	0.70
U.S. Treasury Bond	3.13	2-15-2043	33,657,000	34,653,550	0.95

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	77

CORE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

U.S. Treasury Securities (continued)
U.S. Treasury Note	0.63%	5-31-2017	$37,417,000	$37,292,776	1.02%
U.S. Treasury Note	0.63	8-31-2017	16,856,000	16,776,979	0.46
U.S. Treasury Note	0.63-2.13	9-30-2017 to 5-15-2025	59,619,000	59,439,081	1.61
U.S. Treasury Note	0.63	11-30-2017	18,817,000	18,692,036	0.51
U.S. Treasury Note	0.75	10-31-2017	16,200,000	16,144,952	0.44
U.S. Treasury Note	0.75	12-31-2017	12,988,000	12,924,073	0.35
U.S. Treasury Note	0.75	4-15-2018	47,062,000	46,707,200	1.28
U.S. Treasury Note	0.88	5-15-2017	30,929,000	30,949,537	0.85
U.S. Treasury Note	0.88	8-15-2017	74,780,000	74,768,334	2.04
U.S. Treasury Note	0.88	11-30-2017	29,125,000	29,088,594	0.80
U.S. Treasury Note	0.88	1-15-2018	39,731,000	39,614,588	1.08
U.S. Treasury Note	0.88	10-15-2018	49,785,000	49,308,558	1.35
U.S. Treasury Note	1.00	9-15-2018	39,252,000	39,046,555	1.07
U.S. Treasury Note	1.25	11-15-2018	56,808,000	56,852,360	1.55
U.S. Treasury Note	1.38	3-31-2020	13,375,000	13,261,099	0.36
U.S. Treasury Note	1.38	9-30-2020	114,159,000	112,669,568	3.08
U.S. Treasury Note «	1.38	10-31-2020	50,610,000	49,929,903	1.37
U.S. Treasury Note	1.63	3-31-2019	95,667,000	96,548,954	2.64
U.S. Treasury Note	1.63	6-30-2020	71,619,000	71,624,586	1.96
U.S. Treasury Note	1.63	7-31-2020	37,340,000	37,319,575	1.02
U.S. Treasury Note	1.63	11-30-2020	46,024,000	45,968,265	1.26
U.S. Treasury Note	2.00	8-15-2025	40,732,000	39,938,052	1.09
U.S. Treasury Note	2.25	11-15-2025	43,719,000	43,862,442	1.20

Total U.S. Treasury Securities (Cost $1,165,035,704)				1,169,251,064	31.96

Yankee Corporate Bonds and Notes: 5.30%

Consumer Discretionary: 0.20%

Media: 0.20%
Other securities				7,308,961	0.20

Energy: 0.72%

Oil, Gas & Consumable Fuels: 0.72%
Other securities				26,174,223	0.72

Financials: 2.67%

Banks: 2.31%
Other securities				84,348,567	2.31

Consumer Finance: 0.16%
Other securities				5,979,104	0.16

Diversified Financial Services: 0.11%
Other securities				4,212,606	0.11

Insurance: 0.09%
Other securities				3,292,298	0.09

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Allocation Funds	Summary portfolio of investments—November 30, 2015 (unaudited)

CORE BOND PORTFOLIO

Security name			Value	Percent of net assets

Health Care: 0.50%

Pharmaceuticals: 0.50%
Other securities			$18,240,012	0.50%

Industrials: 0.32%

Aerospace & Defense: 0.05%
Other securities			1,761,403	0.05

Transportation Infrastructure: 0.27%
Other securities			9,775,390	0.27

Information Technology: 0.09%

Internet Software & Services: 0.09%
Other securities			3,340,177	0.09

Materials: 0.35%

Chemicals: 0.08%
Other securities			2,799,892	0.08

Metals & Mining: 0.27%
Other securities			9,898,008	0.27

Telecommunication Services: 0.19%

Wireless Telecommunication Services: 0.19%
Other securities			7,117,736	0.19

Utilities: 0.26%

Electric Utilities: 0.26%
Other securities			9,550,779	0.26

Total Yankee Corporate Bonds and Notes (Cost $197,731,012)			193,799,156	5.30

Yankee Government Bonds: 1.32%
Other securities			48,344,874	1.32

Total Yankee Government Bonds (Cost $47,763,128)			48,344,874	1.32

	Yield	Shares
Short-Term Investments: 9.10%

Investment Companies: 9.10%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	60,450,000	60,450,000	1.65
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17	272,482,327	272,482,327	7.45

Total Short-Term Investments (Cost $332,932,327)			332,932,327	9.10

Total investments in securities (Cost $4,115,580,822) *			4,112,047,890	112.40
Other assets and liabilities, net			(453,594,674)	(12.40)

Total net assets			$3,658,453,216	100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	79

CORE BOND PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	Security issued on a when-issued basis

##	All or a portion of this security has been segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,127,741,800 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,212,447
Gross unrealized losses	(38,906,357)

Net unrealized losses	$(15,693,910)

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 29.60%
FHLMC	3.50%	9-1-2032	$1,089,107	$1,140,057
FHLMC	3.50	4-1-2043	1,789,259	1,858,652
FHLMC	3.50	5-1-2044	775,289	804,865
FHLMC	4.00	4-1-2044	943,793	1,009,026
FHLMC	4.00	8-1-2044	732,508	780,795
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.99	9-25-2029	80,833	84,932
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	1,142,783	1,354,320
FNMA	2.57	9-1-2019	532,014	546,376
FNMA	2.57	9-1-2019	532,524	546,900
FNMA	2.73	1-1-2023	580,000	590,110
FNMA	2.73	9-1-2023	597,691	602,295
FNMA	2.76	4-1-2021	1,094,164	1,127,698
FNMA	2.78	10-1-2020	550,000	567,147
FNMA (a)	2.85	1-1-2046	590,000	592,213
FNMA	2.96	6-1-2022	523,758	542,940
FNMA	3.00	12-1-2032	72,325	74,581
FNMA	3.03	11-1-2022	589,091	610,948
FNMA	3.31	6-1-2021	550,000	576,859
FNMA	3.50	9-1-2032	2,080,684	2,188,167
FNMA	3.50	10-1-2032	1,026,915	1,080,293
FNMA	3.50	11-1-2042	391,268	406,258
FNMA	3.50	11-1-2042	570,397	592,062
FNMA	3.50	2-1-2043	288,555	299,620
FNMA	5.00	9-1-2033	288,945	320,333
FNMA	5.50	2-1-2036	479,987	511,798
FNMA Series 2002-90 Class A2	6.50	11-25-2042	481,494	542,865
FNMA Series 2002-T4 Class A2	7.00	12-25-2041	224,519	257,376
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	2,066,505	2,273,179
FNMA Series 2003-86 Class PT	4.50	9-25-2018	264,113	272,983
FNMA Series 2003-W4 Class 3A ±	6.54	10-25-2042	301,522	342,033
FNMA Series 2004-T2 Class 1A1	6.00	11-25-2043	901,816	1,004,850
FNMA Series 2004-T3 Class A1	6.00	2-25-2044	1,245,898	1,418,661
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	207,262	241,871
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,179,876	1,387,431
FNMA Series 2004-W8 Class 3A	7.50	6-25-2044	448,638	524,362
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-2020	445,900	465,990
GNMA	6.50	10-15-2023	29,960	34,329
GNMA	6.50	11-15-2023	17,664	20,240
GNMA	6.50	11-15-2023	8,468	9,703
GNMA	6.50	12-15-2023	22,539	25,826
GNMA	6.50	1-15-2024	38,416	44,018
GNMA	7.00	8-15-2027	107,979	124,478
SBA Series 2006-20B Class 1	5.35	2-1-2026	648,053	707,349
SBA Series 2006-20H Class 1	5.70	8-1-2026	351,946	391,494
SBA Series 2007-20J Class 1	5.57	10-1-2027	764,473	857,417
SBA Series 2013-20A Class 1	2.13	1-1-2033	517,979	508,934
SBA Series 2013-20J Class 1	3.37	10-1-2033	541,725	565,261
SBA Series 2014-10A Class 1	3.19	3-10-2024	737,768	768,286
SBA Series 2014-10B Class 1	3.02	9-10-2024	1,130,745	1,171,878
SBA Series 2014-20A Class 1	3.46	1-1-2034	457,566	480,403

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	81

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
SBA Series 2015-10B Class 1	2.83%	9-10-2025	$590,000	$599,517
SBA Series 2015-20C Class 1	2.72	3-1-2035	571,686	576,359
SBA Series 2015-20E Class 1	2.77	5-1-2035	880,926	888,076
SBA Series 2015-20F Class 1	2.98	6-1-2035	600,000	610,567

Total Agency Securities (Cost $34,757,847)				35,924,981

Asset-Backed Securities: 3.74%
American Express Credit Accounts Series 2014-2 Class A	1.26	1-15-2020	570,000	570,600
Barclays Dryrock Issuance Trust Series 2014-3 Class A	2.41	7-15-2022	570,000	577,923
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	550,000	549,842
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	570,000	569,965
CNH Equipment Trust Series 2014-A Class A3	0.84	5-15-2019	550,000	548,771
CNH Equipment Trust Series 2015-A Class A4	1.85	4-15-2021	580,000	579,199
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-2028	21,303	21,456
Mississippi Higher Education Assistance Corporation Series 2014-1 Class A1 ±	0.90	10-25-2035	650,725	635,856
South Carolina Student Loan Corporation Series 2014-1 Class B ±	1.74	8-1-2035	500,000	479,860

Total Asset-Backed Securities (Cost $4,535,609)				4,533,472

Corporate Bonds and Notes: 31.82%

Consumer Discretionary: 4.17%

Automobiles: 0.34%
General Motors Company	4.88	10-2-2023	400,000	414,003

Diversified Consumer Services: 2.31%
Massachusetts Institute of Technology	3.96	7-1-2038	200,000	208,941
Massachusetts Institute of Technology	7.25	11-2-2096	500,000	779,351
Northwestern University	4.64	12-1-2044	350,000	397,498
Service Corporation International	5.38	1-15-2022	360,000	378,000
The President and Fellows of Harvard College	3.53	10-1-2031	250,000	244,168
The President and Fellows of Harvard College	5.63	10-1-2038	250,000	310,912
Trustee of Dartmouth College	4.75	6-1-2019	440,000	480,467

				2,799,337

Media: 1.20%
CCO Safari II LLC 144A	4.91	7-23-2025	325,000	330,067
DIRECTV Holdings LLC	2.40	3-15-2017	400,000	404,750
Lamar Media Corporation	5.88	2-1-2022	315,000	329,963
Time Warner Incorporated	3.40	6-15-2022	140,000	140,326
Time Warner Incorporated	3.60	7-15-2025	260,000	257,380

				1,462,486

Specialty Retail: 0.11%
Home Depot Incorporated	2.63	6-1-2022	130,000	130,134

Textiles, Apparel & Luxury Goods: 0.21%
The William Carter Company	5.25	8-15-2021	250,000	256,875

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.21%

Food & Staples Retailing: 0.76%
CVS Caremark Corporation	4.00%	12-5-2023	$275,000	$289,394
CVS Health Corporation	3.50	7-20-2022	120,000	123,266
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	500,000	514,647

				927,307

Food Products: 0.25%
Kraft Foods Group Incorporated	3.50	6-6-2022	300,000	304,896

Household Products: 0.20%
The Procter & Gamble Company	5.50	2-1-2034	200,000	239,458

Energy: 3.15%

Energy Equipment & Services: 0.13%
Halliburton Company	3.80	11-15-2025	160,000	161,159

Oil, Gas & Consumable Fuels: 3.02%
Chevron Corporation	3.19	6-24-2023	250,000	255,526
Cimarex Energy Company	5.88	5-1-2022	350,000	368,429
Columbia Pipeline Group Incorporated 144A	2.45	6-1-2018	210,000	208,889
Concho Resources Incorporated	6.50	1-15-2022	375,000	382,500
ConocoPhillips Company	3.35	11-15-2024	370,000	364,974
EQT Corporation	8.13	6-1-2019	400,000	456,072
Florida Gas Transmission Company 144A	4.35	7-15-2025	230,000	222,548
Marathon Oil Corporation	3.85	6-1-2025	410,000	367,573
Newfield Exploration Company	5.63	7-1-2024	249,000	234,683
Pioneer Natural Resource Company %%	4.45	1-15-2026	190,000	189,789
Plains All American Pipeline LP	4.65	10-15-2025	400,000	373,103
Southwestern Energy Company «	4.95	1-23-2025	290,000	238,941

				3,663,027

Financials: 12.22%

Banks: 4.59%
Bank of America Corporation	2.60	1-15-2019	155,000	156,712
Bank of America Corporation	3.95	4-21-2025	120,000	118,700
Bank of America Corporation	4.00	4-1-2024	700,000	723,450
Chase Capital VI ±	0.95	8-1-2028	1,000,000	840,000
Citigroup Incorporated	3.30	4-27-2025	130,000	128,538
Citigroup Incorporated	4.40	6-10-2025	100,000	101,696
Citigroup Incorporated	6.13	11-21-2017	435,000	472,388
CoreStates Capital Trust II ±144A	0.97	1-15-2027	750,000	648,863
Manufacturers & Traders Trust Company ±	5.59	12-28-2020	758,000	752,458
National Capital Commerce Incorporated ±(i)	1.31	4-1-2027	400,000	333,000
NTC Capital Trust Series A ±	0.84	1-15-2027	450,000	378,000
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	700,000	710,500
US Bancorp	2.95	7-15-2022	200,000	200,368

				5,564,673

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	83

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets: 1.52%
Goldman Sachs Capital II ±	4.00%	12-31-2049	$115,000	$82,225
Goldman Sachs Group Incorporated	3.50	1-23-2025	265,000	263,558
Goldman Sachs Group Incorporated	4.25	10-21-2025	120,000	120,353
Goldman Sachs Group Incorporated	5.75	1-24-2022	200,000	229,439
Morgan Stanley	3.70	10-23-2024	100,000	101,734
Morgan Stanley	3.95	4-23-2027	180,000	176,116
Morgan Stanley	5.50	7-24-2020	350,000	393,498
State Street Corporation	3.55	8-18-2025	220,000	226,875
The Bank of New York Mellon Corporation	3.25	9-11-2024	250,000	252,055

				1,845,853

Consumer Finance: 0.44%
American Honda Finance Corporation	2.45	9-24-2020	120,000	120,631
Caterpillar Financial Services Corporation	3.75	11-24-2023	150,000	155,625
Daimler Finance North America LLC 144A	2.38	8-1-2018	260,000	261,510

				537,766

Diversified Financial Services: 1.19%
Abay Leasing 2014 LLC	2.65	11-9-2026	527,083	534,816
ABB Treasury Center USA Incorporated 144A	4.00	6-15-2021	510,000	530,473
CNH Industrial Capital LLC	3.38	7-15-2019	390,000	374,888

				1,440,177

Insurance: 1.47%
ACE INA Holdings Incorporated	2.88	11-3-2022	110,000	109,354
Minnesota Life Insurance Company 144A	8.25	9-15-2025	650,000	804,076
NLV Financial Corporation 144A	7.50	8-15-2033	565,000	645,646
Pacific LifeCorp 144A	6.00	2-10-2020	200,000	223,830

				1,782,906

REITs: 3.01%
AvalonBay Communities Incorporated	2.95	9-15-2022	190,000	187,286
AvalonBay Communities Incorporated	3.63	10-1-2020	40,000	41,703
Boston Properties LP	3.70	11-15-2018	180,000	187,095
Boston Properties LP	5.88	10-15-2019	200,000	224,111
Duke Realty LP	3.88	10-15-2022	150,000	150,890
ERP Operating LP	4.63	12-15-2021	470,000	512,743
Liberty Property LP	3.75	4-1-2025	100,000	96,630
Liberty Property LP	6.63	10-1-2017	400,000	431,410
Potlatch Corporation	7.50	11-1-2019	310,000	345,263
ProLogis LP	3.75	11-1-2025	170,000	170,270
Realty Income Corporation	4.65	8-1-2023	370,000	387,567
Simon Property Group LP	3.38	10-1-2024	300,000	302,432
UDR Incorporated	4.63	1-10-2022	260,000	278,712
Ventas Realty LP	3.50	2-1-2025	150,000	143,725
Vornado Realty LP	2.50	6-30-2019	200,000	198,094

				3,657,931

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 2.23%

Health Care Equipment & Supplies: 0.35%
Becton Dickinson & Company	3.73%	12-15-2024	$290,000	$295,375
Medtronic Incorporated	3.15	3-15-2022	130,000	132,023

				427,398

Health Care Providers & Services: 1.35%
Allina Health System Incorporated	4.81	11-15-2045	235,000	243,144
Howard Hughes Medical Institute	3.50	9-1-2023	120,000	125,518
Memorial Sloan Kettering Cancer Center	4.20	7-1-2055	375,000	352,761
Texas Health Resources	4.33	11-15-2055	375,000	360,468
The New York and Presbyterian Hospital	4.02	8-1-2045	175,000	165,620
UnitedHealth Group Incorporated	3.75	7-15-2025	380,000	394,114

				1,641,625

Life Sciences Tools & Services: 0.13%
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	150,000	150,310

Pharmaceuticals: 0.40%
Bayer US Finance LLC 144A	3.38	10-8-2024	240,000	241,450
EMD Finance LLC 144A	2.95	3-19-2022	250,000	241,118

				482,568

Industrials: 3.38%

Aerospace & Defense: 0.37%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	100,000	100,052
Lockheed Martin Corporation	3.55	1-15-2026	160,000	161,550
United Technologies Corporation	3.10	6-1-2022	180,000	183,983

				445,585

Air Freight & Logistics: 0.19%
FedEx Corporation	4.00	1-15-2024	225,000	236,100

Commercial Services & Supplies: 0.49%
Clean Harbors Incorporated	5.25	8-1-2020	350,000	354,865
Waste Management Incorporated	3.13	3-1-2025	240,000	233,751

				588,616

Machinery: 1.45%
Actuant Corporation	5.63	6-15-2022	425,000	430,844
Briggs & Stratton Corporation	6.88	12-15-2020	350,000	380,625
Deere & Company	2.60	6-8-2022	340,000	337,131
Oshkosh Corporation	5.38	3-1-2022	375,000	378,750
Valmont Industries Incorporated	5.00	10-1-2044	260,000	226,259

				1,753,609

Road & Rail: 0.58%
Burlington Northern Santa Fe LLC	3.05	9-1-2022	100,000	100,291
Burlington Northern Santa Fe LLC	3.40	9-1-2024	150,000	150,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	85

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Burlington Northern Santa Fe LLC	3.45%	9-15-2021	$250,000	$257,592
Union Pacific Corporation	7.88	1-15-2019	171,000	199,137

				707,220

Transportation Infrastructure: 0.30%
Vessel Management Service	3.43	8-15-2036	356,000	362,792

Information Technology: 0.99%

Electronic Equipment, Instruments & Components: 0.23%
Jabil Circuit Incorporated	8.25	3-15-2018	250,000	278,750

IT Services: 0.09%
Fiserv Incorporated	4.75	6-15-2021	100,000	107,943

Software: 0.36%
Oracle Corporation	2.50	5-15-2022	220,000	218,150
Oracle Corporation	3.40	7-8-2024	220,000	224,248

				442,398

Technology Hardware, Storage & Peripherals: 0.31%
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	375,000	370,245

Materials: 1.47%

Chemicals: 0.37%
Ecolab Incorporated	4.35	12-8-2021	330,000	354,872
Valspar Corporation	3.30	2-1-2025	100,000	95,719

				450,591

Containers & Packaging: 0.57%
Ball Corporation	5.00	3-15-2022	350,000	354,375
Sealed Air Corporation 144A	6.50	12-1-2020	300,000	333,000

				687,375

Metals & Mining: 0.25%
Alcoa Incorporated	5.40	4-15-2021	300,000	301,875

Paper & Forest Products: 0.28%
Georgia Pacific LLC 144A	3.73	7-15-2023	340,000	343,665

Telecommunication Services: 0.63%

Diversified Telecommunication Services: 0.63%
AT&T Incorporated	4.75	5-15-2046	280,000	262,752
Verizon Communications Incorporated	3.50	11-1-2024	110,000	110,391
Verizon Communications Incorporated	5.15	9-15-2023	350,000	391,366

				764,509

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.37%

Electric Utilities: 2.05%
Entergy Texas Incorporated	7.13%	2-1-2019	$250,000	$284,867
Great River Energy 144A	5.83	7-1-2017	261,811	269,417
IPALCO Enterprises Incorporated	3.45	7-15-2020	350,000	344,750
ITC Holdings Corporation	3.65	6-15-2024	120,000	119,028
Monongahela Power Company 144A	4.10	4-15-2024	380,000	391,861
Northern States Power Company of Wisconsin	3.30	6-15-2024	370,000	375,412
Otter Tail Corporation (i)	9.00	12-15-2016	350,000	375,249
PacifiCorp	3.35	7-1-2025	130,000	131,973
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	200,000	200,930

				2,493,487

Gas Utilities: 0.32%
AmeriGas Finance LLC	7.00	5-20-2022	375,000	386,250

Total Corporate Bonds and Notes (Cost $38,171,537)				38,610,899

Municipal Obligations: 8.28%

Arizona: 0.94%
Arizona School Facilities Board Refunding Certificates of Participation Series A-3 (Miscellaneous Revenue)	2.38	9-1-2019	235,000	235,872
Maricopa County AZ Elementary School District #28 Kyrene Elementary Build America Bonds Series D (GO Revenue)	5.38	7-1-2019	800,000	904,832

				1,140,704

Arkansas: 0.30%
Arkansas Taxable Bond Amendment 82 Series A (GO Revenue)	2.61	7-1-2021	350,000	362,268

California: 0.21%
California Build America Bonds (GO Revenue)	6.88	11-1-2026	200,000	260,814

Georgia: 0.49%
Cherokee County GA School System Build America Bonds (GO Revenue)	5.87	8-1-2028	500,000	592,395

Indiana: 0.34%
Indiana Housing & CDA Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.51	1-1-2039	110,000	111,745
Indianapolis In Local Public Improvement Bond Bank Build America Bonds (Miscellaneous Revenue)	5.85	1-15-2030	250,000	297,345

				409,090

Kentucky: 0.07%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-2037	85,000	86,184

Maryland: 0.24%
Baltimore County MD (GO Revenue)	3.57	8-1-2032	300,000	295,554

Massachusetts: 0.80%
Boston MA Series C Qualified School Construction Bonds (GO Revenue)	4.40	4-1-2026	400,000	437,476
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	500,000	539,250

				976,726

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	87

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.24%
Minnetonka MN Independent School District #276 Series E (GO Revenue, South Dakota Credit Program Insured)	2.55%	1-1-2024	$290,000	$287,898

Missouri: 0.30%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.24	8-27-2029	365,367	362,444

New Hampshire: 0.02%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-2037	25,000	25,040

New Jersey: 0.99%
Hudson County NJ Improvement Authority Hudson County Lease Project (Miscellaneous Revenue, AGM Insured)	7.40	12-1-2025	1,030,000	1,196,469

North Carolina: 0.31%
Duke University North Carolina Series A (Education Revenue)	5.85	4-1-2037	300,000	371,901

Ohio: 0.54%
Cuyahoga County OH Build America Bonds Series B (GO Revenue)	6.03	12-1-2034	325,000	394,180
Ohio Veterans Compensation (GO Revenue)	3.38	10-1-2021	250,000	263,855

				658,035

Oklahoma: 0.33%
Oklahoma Water Resource Board Revolving Fund Series A (Water & Sewer Revenue)	3.27	4-1-2023	375,000	395,490

Texas: 0.73%
Clear Creek TX Independent School District Taxable Refunding Series B (GO Revenue)	3.40	2-15-2022	375,000	396,585
Harris County TX Taxable Refunding Permanent Improvement Series B (GO Revenue)	2.12	10-1-2021	500,000	493,300

				889,885

Washington: 0.88%
King County WA Build America Bonds Recovery Zone Economic Development Taxable Bond Series C (GO Revenue)	5.03	12-1-2023	230,000	261,597
King County WA School District #210 Federal Way Build America Bonds (GO Revenue, AGM Insured)	4.90	12-1-2022	400,000	435,048
Washington Build America Bonds (GO Revenue)	5.09	8-1-2033	325,000	373,711

				1,070,356

West Virginia: 0.45%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-2035	500,000	546,425

Wisconsin: 0.10%
Milwaukee County WI Taxable Pension Promissory Notes Series A (GO Revenue)	6.84	12-1-2028	90,000	115,988

Total Municipal Obligations (Cost $9,494,402)				10,043,666

Non-Agency Mortgage-Backed Securities: 11.44%
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	700,000	752,225
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A4	3.15	8-15-2045	550,000	561,832
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	620,000	620,337
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class ASB	3.62	10-10-2046	550,000	580,040
Commercial Mortgage Pass-Through Certificate Series 2013-CR13 Class A4 ±	4.19	11-10-2023	600,000	646,695

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Credit Suisse First Boston Commercial Mortgage Trust Series 2004-AR5 Class 10A1 ±	2.66%	6-25-2034	$605,187	$614,025
Credit Suisse First Boston Commercial Mortgage Trust Series 2007-C1 Class AAB	5.34	2-15-2040	152,278	153,384
GE Equipment Transportation LLC Series 2015-1 Class A4	1.77	5-23-2023	500,000	500,000
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	500,000	547,482
GS Mortgage Securities Trust Series 2011-GC5 Class A4	3.71	8-10-2044	545,000	575,907
GS Mortgage Securities Trust Series 2012-GCJ7 Class A4	3.38	5-10-2045	560,000	580,210
GS Mortgage Securities Trust Series 2013-GC10 Class AAB	2.56	2-10-2046	212,500	213,023
GS Mortgage Securities Trust Series 2013-GC12 Class AAB	2.68	6-10-2046	212,500	213,837
GS Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	615,000	664,823
GS Mortgage Securities Trust Series 2013-GC16 Class A4	4.27	11-10-2046	350,000	379,015
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07	11-15-2043	395,000	419,284
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C12 Class ASB	3.16	7-15-2045	550,000	565,455
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	500,000	499,862
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15 Class ASB	3.65	4-15-2047	550,000	576,097
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	500,000	548,011
Morgan Stanley Capital I Trust Series 2011-C3 Class A4	4.12	7-15-2049	530,000	568,563
Motel 6 Trust Series 2015-MTL6 Class B 144A	3.30	2-5-2030	500,000	496,972
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10-25-2034	1,040,007	1,033,620
Sequoia Mortgage Trust Series 10 Class 1A ±	1.01	10-20-2027	283,045	276,440
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(i)(a)	0.50	5-25-2047	1,979,516	1,296,583

Total Non-Agency Mortgage-Backed Securities (Cost $14,551,101)				13,883,722

U.S. Treasury Securities: 5.75%
TIPS	0.38	7-15-2025	1,234,219	1,207,413
U.S. Treasury Bond	2.50	2-15-2045	1,370,000	1,235,889
U.S. Treasury Bond	2.88	8-15-2045	3,000,000	2,933,085
U.S. Treasury Bond	3.00	11-15-2045	790,000	792,564
U.S. Treasury Note	2.00	8-15-2025	830,000	813,822

Total U.S. Treasury Securities (Cost $7,067,568)				6,982,773

Yankee Corporate Bonds and Notes: 5.58%

Consumer Discretionary: 0.29%

Media: 0.29%
Pearson Dollar Finance Two plc 144A	6.25	5-6-2018	325,000	353,821

Energy: 2.21%

Energy Equipment & Services: 0.45%
Ensco plc	4.70	3-15-2021	160,000	139,872
Schlumberger Norge AS 144A	4.20	1-15-2021	380,000	405,689

				545,561

Oil, Gas & Consumable Fuels: 1.76%
BP Capital Markets plc	3.81	2-10-2024	110,000	113,226
BP Capital Markets plc	4.50	10-1-2020	350,000	382,883
Petroleos Mexicanos	2.29	2-15-2024	233,750	235,575
Petroleos Mexicanos	2.83	2-15-2024	488,750	503,123
Petroleos Mexicanos	6.38	1-23-2045	250,000	231,875
Statoil ASA	3.25	11-10-2024	310,000	310,458

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	89

MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Total Capital International SA	3.70%	1-15-2024	$200,000	$207,068
Weatherford International Limited	4.50	4-15-2022	190,000	149,150

				2,133,358

Financials: 1.06%

Banks: 0.21%
Credit Suisse AG (New York)	3.63	9-9-2024	250,000	252,148

Diversified Financial Services: 0.85%
Shell International Finance BV	3.25	5-11-2025	200,000	198,938
Shell International Finance BV	3.40	8-12-2023	370,000	377,208
Tyco Electronics Group SA	3.50	2-3-2022	450,000	459,351

				1,035,497

Health Care: 0.19%

Pharmaceuticals: 0.19%
Actavis Funding SCS	4.55	3-15-2035	230,000	226,258

Industrials: 0.53%

Aerospace & Defense: 0.41%
BAE Systems plc 144A	4.75	10-11-2021	470,000	502,533

Road & Rail: 0.12%
Canadian Pacific Railway Company	2.90	2-1-2025	150,000	141,156

Information Technology: 0.54%

Semiconductors & Semiconductor Equipment: 0.31%
TSMC Global Limited 144A	1.63	4-3-2018	380,000	373,134

Technology Hardware, Storage & Peripherals: 0.23%
Seagate HDD (Cayman)	4.75	6-1-2023	325,000	287,064

Materials: 0.44%

Metals & Mining: 0.44%
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	370,000	376,794
Teck Resources Limited	3.00	3-1-2019	240,000	161,550

				538,344

Telecommunication Services: 0.32%

Wireless Telecommunication Services: 0.32%
Rogers Communications Incorporated	4.10	10-1-2023	370,000	385,614

Total Yankee Corporate Bonds and Notes (Cost $6,817,312)				6,774,488

Yankee Government Bonds: 0.80%
Hashemite Kingdom of Jordan	3.00	6-30-2025	950,000	975,693

Total Yankee Government Bonds (Cost $950,000)				975,693

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

MANAGED FIXED INCOME PORTFOLIO

Security name	Yield	Shares	Value
Short-Term Investments: 3.67%

Investment Companies: 3.67%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%	236,500	$236,500
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17	4,211,422	4,211,422

Total Short-Term Investments (Cost $4,447,922)			4,447,922

Total investments in securities (Cost $120,793,298) *	100.68%	122,177,616
Other assets and liabilities, net	(0.68)	(821,055)

Total net assets	100.00%	$121,356,561

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

«	All or a portion of this security is on loan.

(i)	Illiquid security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $120,803,524 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,456,556
Gross unrealized losses	(2,082,464)

Net unrealized gains	$1,374,092

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	91

REAL RETURN PORTFOLIO

Security name	Shares	Value

Common Stocks: 12.58%

Consumer Staples: 1.53%

Food Products: 0.70%
Biostime International Holdings Limited	176,000	$296,456
Marine Harvest ASA	4,555	61,586

		358,042

Household Products: 0.83%
Reckitt Benckiser Group plc	4,568	428,615

Energy: 2.16%

Oil, Gas & Consumable Fuels: 2.16%
BP plc	101,076	586,468
Eni SpA	32,056	522,256

		1,108,724

Financials: 4.48%

REITs: 4.48%
American Tower Corporation	3,884	385,992
AvalonBay Communities Incorporated	1,488	270,504
Boston Properties Incorporated	1,800	224,982
General Growth Properties Incorporated	9,274	236,209
Host Hotels & Resorts Incorporated	9,905	164,423
Mid-America Apartment Communities Incorporated	1,710	151,438
Physicians Realty Trust	8,414	134,708
Prologis Incorporated	3,676	157,149
Public Storage Incorporated	916	219,895
Simon Property Group Incorporated	1,345	250,493
Ventas Incorporated	1,922	102,519

		2,298,312

Materials: 4.41%

Chemicals: 2.60%
Akzo Nobel NV	8,858	630,042
Nitto Denko Corporation	10,400	700,881

		1,330,923

Metals & Mining: 1.81%
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	6,000	158,700
Detour Gold Corporation †	4,400	45,830
Franco-Nevada Corporation	2,050	98,536
Fresnillo plc	7,800	83,995
Goldcorp Incorporated-U.S. Exchange Traded Shares	12,000	141,720
Newmont Mining Corporation	6,600	121,506
Randgold Resources Limited ADR «	2,850	172,710

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name			Shares	Value

Metals & Mining (continued)
Royal Gold Incorporated			1,760	$63,272
Tahoe Resources Incorporated			4,800	42,233

				928,502

Total Common Stocks (Cost $6,733,020)				6,453,118

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 10.08%

Consumer Discretionary: 3.56%

Auto Components: 0.50%
Goodyear Tire & Rubber Company	8.25%	8-15-2020	$125,000	130,213
Tenneco Incorporated	6.88	12-15-2020	125,000	129,375

				259,588

Diversified Consumer Services: 0.15%
Service Corporation International	7.00	6-15-2017	70,000	75,250

Hotels, Restaurants & Leisure: 0.32%
Hilton Worldwide Finance LLC	5.63	10-15-2021	50,000	52,060
MGM Resorts International	7.63	1-15-2017	105,000	110,775

				162,835

Household Durables: 0.72%
DR Horton Incorporated	3.63	2-15-2018	135,000	136,688
Jarden Corporation	7.50	5-1-2017	120,000	128,100
Tempur Sealy International Incorporated	6.88	12-15-2020	100,000	105,875

				370,663

Media: 0.91%
CCO Holdings LLC	7.38	6-1-2020	125,000	130,313
CSC Holdings LLC	7.63	7-15-2018	75,000	78,375
DISH DBS Corporation	4.25	4-1-2018	130,000	129,350
Gannett Company Incorporated	5.13	10-15-2019	50,000	52,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	75,000	76,406

				466,444

Specialty Retail: 0.71%
Best Buy Company Incorporated	5.00	8-1-2018	100,000	104,000
Limited Brands Incorporated	6.90	7-15-2017	120,000	128,850
Sally Holdings Incorporated	6.88	11-15-2019	125,000	129,525

				362,375

Textiles, Apparel & Luxury Goods: 0.25%
HanesBrands Incorporated	6.38	12-15-2020	125,000	129,219

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	93

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 0.50%

Food Products: 0.25%
Smithfield Foods Incorporated	7.75%	7-1-2017	$120,000	$128,850

Household Products: 0.25%
Spectrum Brands Incorporated	6.38	11-15-2020	120,000	128,400

Energy: 1.03%

Energy Equipment & Services: 0.38%
SESI LLC	6.38	5-1-2019	70,000	68,075
Targa Resources Partners 144A	5.00	1-15-2018	130,000	127,725

				195,800

Oil, Gas & Consumable Fuels: 0.65%
Kinder Morgan Incorporated	7.00	6-15-2017	60,000	62,550
Sabine Pass LNG LP	7.50	11-30-2016	65,000	66,300
Tesoro Corporation	4.25	10-1-2017	65,000	66,463
Tesoro Logistics LP	5.88	10-1-2020	65,000	66,788
WPX Energy Incorporated	5.25	1-15-2017	70,000	69,300

				331,401

Financials: 1.50%

Banks: 0.26%
CIT Group Incorporated	4.25	8-15-2017	130,000	132,560

Consumer Finance: 1.05%
Ally Financial Incorporated	6.25	12-1-2017	125,000	131,875
General Motors Financial Company Incorporated	3.25	5-15-2018	135,000	136,279
SLM Corporation	4.63	9-25-2017	130,000	130,000
Toll Brothers Finance Corporation	4.00	12-31-2018	135,000	139,725

				537,879

REITs: 0.19%
ARC Properties Operating Partnership LP	2.00	2-6-2017	100,000	98,750

Health Care: 0.52%

Health Care Providers & Services: 0.52%
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	125,000	134,375
HCA Incorporated	8.00	10-1-2018	115,000	129,088

				263,463

Industrials: 0.93%

Building Products: 0.18%
USG Corporation	9.75	1-15-2018	80,000	89,800

Diversified Consumer Services: 0.13%
ADT Corporation	2.25	7-15-2017	70,000	69,125

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.36%
Case New Holland Industrial Incorporated	7.88%	12-1-2017	$65,000	$69,540
Manitowoc Company Incorporated	8.50	11-1-2020	30,000	31,200
SPX Flow Incorporated	6.88	9-1-2017	80,000	84,600

				185,340

Trading Companies & Distributors: 0.26%
United Rentals North America Incorporated	7.38	5-15-2020	125,000	132,500

Information Technology: 0.46%

Communications Equipment: 0.20%
ViaSat Incorporated	6.88	6-15-2020	100,000	103,761

Internet Software & Services: 0.26%
IAC/InterActiveCorp	4.88	11-30-2018	130,000	133,088

Materials: 0.70%

Chemicals: 0.16%
Ashland Incorporated	3.88	4-15-2018	80,000	81,900

Containers & Packaging: 0.51%
Crown Americas LLC	6.25	2-1-2021	125,000	129,214
Owens-Illinois Incorporated	7.80	5-15-2018	120,000	133,200

				262,414

Metals & Mining: 0.03%
US Steel Corporation	7.00	2-1-2018	25,000	15,500

Telecommunication Services: 0.64%

Diversified Telecommunication Services: 0.28%
Frontier Communications Corporation	8.13	10-1-2018	60,000	62,775
Hughes Satelite Systems Corporation	6.50	6-15-2019	75,000	81,000

				143,775

Wireless Telecommunication Services: 0.36%
SBA Communications Corporation	5.63	10-1-2019	80,000	83,200
T-Mobile USA Incorporated	6.46	4-28-2019	100,000	102,750

				185,950

Utilities: 0.24%

Independent Power & Renewable Electricity Producers: 0.24%
NRG Energy Incorporated	7.63	1-15-2018	120,000	124,800

Total Corporate Bonds and Notes (Cost $5,227,053)				5,171,430

Loans: 4.07%

Consumer Discretionary: 0.43%

Media: 0.17%
Virgin Media Investment Holdings Limited ±	3.50	6-30-2023	90,898	89,444

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	95

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.26%
Michaels Stores Incorporated ±	3.75%	1-28-2020	$133,629	$132,245

Financials: 0.26%

Diversified Financial Services: 0.26%
Delos Finance SARL ±	3.50	3-6-2021	135,000	134,353

Health Care: 0.51%

Health Care Providers & Services: 0.40%
Community Health Systems Incorporated ±	3.66	12-31-2018	133,987	131,441
Iasis Healthcare LLC ±	4.50	5-3-2018	74,616	73,451

				204,892

Pharmaceuticals: 0.11%
Valeant Pharmaceuticals International Incorporated ±	3.50	2-13-2019	60,000	56,475

Industrials: 1.46%

Aerospace & Defense: 0.23%
TransDigm Incorporated ±	3.75	2-28-2020	119,134	116,057

Airlines: 0.26%
Delta Air Lines Incorporated ±	3.25	8-24-2022	135,000	134,606

Commercial Services & Supplies: 0.78%
Hertz Corporation ±	3.00	3-11-2018	133,629	131,709
KAR Auction Services Incorporated ±	3.50	3-11-2021	133,477	132,643
ServiceMaster Company ±	4.25	7-1-2021	133,985	133,052

				397,404

Diversified Consumer Services: 0.19%
NXP BV ±<	0.00	10-30-2020	100,000	99,375

Information Technology: 0.38%

Communications Equipment: 0.25%
Cequel Communications LLC ±	3.50	2-14-2019	130,495	128,537

Internet Software & Services: 0.13%
Zayo Group LLC ±	3.75	5-6-2021	69,472	68,614

Materials: 0.51%

Chemicals: 0.25%
Ineos US Finance LLC ±	3.75	12-15-2020	133,646	129,053

Containers & Packaging: 0.26%
Berry Plastics Group Incorporated ±	3.50	2-8-2020	133,629	131,068

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 0.52%

Diversified Telecommunication Services: 0.52%
Level 3 Financing Incorporated ±	3.50%	5-31-2022	$135,000	$133,583
West Corporation ±	3.25	6-30-2018	135,000	132,806

				266,389

Total Loans (Cost $2,112,047)				2,088,512

U.S. Treasury Securities: 65.92%
TIPS	0.13	4-15-2017	670,509	669,636
TIPS	0.13	4-15-2018	1,410,278	1,410,260
TIPS	0.13	4-15-2019	2,142,747	2,136,750
TIPS	0.13	4-15-2020	975,485	967,458
TIPS	0.13	1-15-2022	1,534,971	1,499,155
TIPS	0.13	7-15-2022	1,671,137	1,633,580
TIPS	0.13	1-15-2023	1,448,429	1,400,524
TIPS	0.13	7-15-2024	1,538,300	1,475,407
TIPS	0.25	1-15-2025	1,557,223	1,501,219
TIPS	0.38	7-15-2023	1,451,964	1,431,716
TIPS	0.38	7-15-2025	1,364,665	1,335,026
TIPS	0.63	7-15-2021	1,414,759	1,435,538
TIPS	0.63	1-15-2024	1,499,150	1,496,748
TIPS	0.63	2-15-2043	445,050	384,829
TIPS	0.75	2-15-2042	679,243	609,497
TIPS	0.75	2-15-2045	884,196	787,740
TIPS	1.13	1-15-2021	1,321,665	1,372,328
TIPS	1.25	7-15-2020	976,552	1,021,515
TIPS	1.38	7-15-2018	1,064,868	1,105,674
TIPS	1.38	1-15-2020	632,730	661,409
TIPS	1.38	2-15-2044	755,555	785,581
TIPS	1.63	1-15-2018	613,359	634,124
TIPS	1.75	1-15-2028	675,831	749,952
TIPS	1.88	7-15-2019	523,796	558,102
TIPS	2.00	1-15-2026	719,346	809,059
TIPS	2.13	1-15-2019	459,957	488,836
TIPS	2.13	2-15-2040	269,730	324,010
TIPS	2.13	2-15-2041	347,715	419,771
TIPS	2.38	1-15-2025	871,049	1,001,967
TIPS	2.38	1-15-2027	648,984	760,731
TIPS	2.50	1-15-2029	509,832	614,327
TIPS	2.63	7-15-2017	597,028	625,153
TIPS	3.38	4-15-2032	201,090	277,132
TIPS	3.63	4-15-2028	426,657	566,626
TIPS	3.88	4-15-2029	622,421	859,954

Total U.S. Treasury Securities (Cost $33,559,816)				33,811,334

Yankee Corporate Bonds and Notes: 0.77%

Consumer Discretionary: 0.20%

Automobiles: 0.20%
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	100,000	101,625

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	97

REAL RETURN PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Financials: 0.16%

Banks: 0.16%
Royal Bank of Scotland Group plc	4.70%	7-3-2018	$80,000	$82,957

Health Care: 0.13%

Pharmaceuticals: 0.13%
Mallinckrodt International Finance SA	3.50	4-15-2018	70,000	64,575

Information Technology: 0.04%

Communications Equipment: 0.04%
Nokia Corporation	5.38	5-15-2019	20,000	21,374

Materials: 0.24%

Metals & Mining: 0.24%
ArcelorMittal SA	6.13	6-1-2018	125,000	121,563

Total Yankee Corporate Bonds and Notes (Cost $406,389)				392,094

	Yield		Shares
Short-Term Investments: 6.72%

Investment Companies: 6.67%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		166,050	166,050
Wells Fargo Government Money Market Fund, Select Class (l)(u)	0.04		3,255,779	3,255,779

				3,421,829

			Principal
U.S. Treasury Securities: 0.05%
U.S. Treasury Bill (z)#	0.08	12-17-2015	$25,000	24,999

Total Short-Term Investments (Cost $3,446,828)				3,446,828

Total investments in securities (Cost $51,485,153) *	100.14%	51,363,316
Other assets and liabilities, net	(0.14)	(69,676)

Total net assets	100.00%	$51,293,640

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $51,526,026 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,224,576
Gross unrealized losses	(1,387,286)

Net unrealized losses	$(162,710)

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.91%
FHLMC	6.00%	7-1-2017	$10,705	$10,978
FHLMC	7.50	7-17-2017	13,417	13,580
FHLMC Series T-54 Class 4A ±	3.07	2-25-2043	445,625	479,468
FHLMC Series T-57 Class 1A2	7.00	7-25-2043	549,999	662,697
FHLMC Series T-63 Class 1A1 ±	1.42	2-25-2045	384,879	393,433
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-2043	411,991	482,477
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-2043	606,854	672,116
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-2043	671,385	795,663
FNMA ±	1.42	10-1-2034	237,123	242,987
FNMA ±	1.42	4-1-2044	200,456	205,437
FNMA ±	1.42	10-1-2044	226,745	232,391
FNMA ±	1.48	4-1-2037	250,820	258,018
FNMA ±	1.59	7-1-2017	1,310	1,309
FNMA ±	1.87	9-1-2033	147,202	153,971
FNMA ±	1.90	4-1-2034	348,944	368,421
FNMA ±	1.93	6-1-2033	312,226	327,597
FNMA ±	1.94	10-1-2033	361,064	377,711
FNMA ±	2.03	12-1-2033	256,567	270,320
FNMA ±	2.03	1-1-2036	190,740	201,391
FNMA ±	2.13	6-1-2033	205,586	211,620
FNMA ±	2.16	8-1-2035	246,536	258,819
FNMA ±	2.33	7-1-2035	220,765	235,117
FNMA	5.50	2-1-2017	25,998	26,374
FNMA Series 2003-W4 Class 3A ±	6.54	10-25-2042	251,938	285,788
FNMA Series 2004-W2 Class 2A2	7.00	2-25-2044	194,162	225,319
FNMA Series 2007-88 Class HC ±	2.41	9-25-2037	234,621	243,868
HUD	0.83	8-1-2016	150,000	149,874

Total Agency Securities (Cost $7,286,206)				7,786,744

Asset-Backed Securities: 25.21%
Ally Auto Receivables Trust Series 2013-2 Class A3	0.79	1-15-2018	66,463	66,428
Ally Auto Receivables Trust Series 2014-SN1 Class A3	0.75	2-21-2017	110,000	109,948
Ally Auto Receivables Trust Series 2014-SN2 Class A2B ±	0.51	3-20-2017	72,321	72,297
Ally Auto Receivables Trust Series 2015-1 Class A2	0.92	2-15-2018	130,000	129,871
American Express Credit Account Master Trust Series 2014-4 Class A	1.43	6-15-2020	130,000	130,236
AmeriCredit Automobile Receivables Trust Series 2013-5 Class A3	0.90	9-10-2018	79,007	78,941
AmeriCredit Automobile Receivables Trust Series 2014-1 Class A3	0.90	2-8-2019	98,668	98,534
AmeriCredit Automobile Receivables Trust Series 2014-4 Class A3	1.27	7-8-2019	125,000	124,734
AmeriCredit Automobile Receivables Trust Series 2015-2 Class A3	1.27	1-8-2020	135,000	133,923
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	125,000	124,769
Bank of the West Auto Trust Series 2015-1 Class A2 144A±	0.55	4-16-2018	100,000	99,906
BMW Vehicle Lease Trust Series 2014-1 Class A3	0.73	2-21-2017	90,384	90,342
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	130,000	129,920
Capital Auto Receivables Asset Trust Series 2015-2 Class A1B ±	0.61	10-20-2017	150,000	149,661
Capital One Multi-Asset Execution Trust Series 2014-A2 Class A2	1.26	1-15-2020	100,000	100,150
CarMax Auto Owner Trust Series 2014-1 Class A3	0.79	10-15-2018	101,980	101,735
CarMax Auto Owner Trust Series 2015-1 Class A3	1.38	11-15-2019	130,000	129,655
CarMax Auto Owner Trust Series 2015-3 Class A2B ±	0.65	11-15-2018	140,000	139,886
Chase Issuance Trust Series 2014-A6 Class A6	1.26	7-15-2019	120,000	120,083
Chrysler Capital Auto Receivables Trust Series 2014-AA Class A3 144A	0.83	9-17-2018	68,875	68,792

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	99

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
CNH Equipment Trust Series 2014-A Class A3	0.84%	5-15-2019	$100,000	$99,777
College Loan Corporation Trust Series 2004-1 Class A4 ±	0.51	4-25-2024	110,000	109,388
Fifth Third Auto Trust Series 2014-1 Class A3	0.68	4-16-2018	70,774	70,711
Fifth Third Auto Trust Series 2014-2 Class A3	0.89	11-15-2018	130,000	129,762
Ford Credit Auto Lease Trust Series 2014-A Class A3	0.68	4-15-2017	73,178	73,148
Ford Credit Auto Owner Trust Series 2014-A Class A3	0.79	5-15-2018	162,165	162,080
Ford Credit Auto Owner Trust Series 2014-B Class A3	0.90	10-15-2018	120,000	119,895
Ford Credit Auto Owner Trust Series 2014-C Class A3	1.06	5-15-2019	250,000	249,695
GE Equipment LLC Series 2013-2 Class A3	0.92	9-25-2017	81,513	81,503
GE Equipment Small Ticket LLC Series 2014-1A Class A3 144A	0.95	9-25-2017	110,000	110,003
GM Financial Automobile Lease Series 2014-1A Class A3 144A	1.01	5-22-2017	120,000	119,941
GSAMP Trust Series 2005-SEA2 Class A1 144A±	0.57	1-25-2045	196,657	192,668
Honda Auto Receivables Owner Trust Series 2014-1 Class A3	0.67	11-21-2017	100,000	99,885
Honda Auto Receivables Owner Trust Series 2014-4 Class A3	0.99	9-17-2018	100,000	99,808
Honda Auto Receivables Owner Trust Series 2015-3 Class A2	0.92	11-20-2017	140,000	140,041
Hyundai Auto Lease Securitization Trust Series 2015-A Class A3 144A	1.42	9-17-2018	130,000	130,132
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3 144A	1.40	11-15-2018	140,000	139,536
Hyundai Auto Receivables Trust Series 2014-A Class A3	0.79	7-16-2018	88,535	88,462
Hyundai Auto Receivables Trust Series 2015-A Class A3	1.05	4-15-2019	130,000	129,580
John Deere Owner Trust Series 2014-A Class A3	0.92	4-16-2018	110,000	109,806
John Deere Owner Trust Series 2015-A Class A3	1.32	6-17-2019	130,000	130,059
Mercedes Benz Auto Receivables Trust 2015-1 Class A2B ±	0.47	6-15-2018	130,000	129,891
Mercedes-Benz Auto Lease Trust Series 2015-A Class A3	1.10	8-15-2017	130,000	130,015
Nissan Auto Receivables Owner Trust Series 2014-A Class A3	0.72	8-15-2018	88,346	88,196
Nissan Auto Receivables Owner Trust Series 2014-B Class A3	1.11	5-15-2019	130,000	129,771
Nissan Auto Receivables Owner Trust Series 2015-A Class A3	1.05	10-15-2019	135,000	134,395
Nissan Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.48	7-16-2018	130,000	129,938
Santander Drive Auto Receivables Trust Series 2015-3 Class A2A	1.02	9-17-2018	135,210	135,068
Santander Drive Auto Receivables Trust Series 2015-4 Class A2B ±	0.90	12-17-2018	130,000	129,948
SunTrust Auto Receivables Trust Series 2015-1A Class A2 144A	0.99	6-15-2018	140,000	140,066
Toyota Auto Receivables Owner Trust Series 2014-A Class A3	0.67	12-15-2017	93,514	93,408
Toyota Auto Receivables Owner Trust Series 2014-B Class A3	0.76	3-15-2018	110,000	109,873
Toyota Auto Receivables Owner Trust Series 2015-B Class A2B ±	0.41	11-15-2017	135,000	134,897
Toyota Auto Receivables Owner Trust Series 2015-C Class A2B ±	0.53	2-15-2018	120,000	119,952
Volkswagen Auto Lease Trust Series 2014-A Class A3	0.80	4-20-2017	133,846	133,643
Volkswagen Auto Lease Trust Series 2015-A Class A3	1.25	12-20-2017	130,000	129,003
Volvo Financial Equipment LLC Series 2014-1A Class A3 144A	0.82	4-16-2018	100,000	99,820
Volvo Financial Equipment LLC Series 2015-1A Class A3 144A	1.51	6-17-2019	150,000	150,217
World Omni Auto Receivables Trust 2015-B	0.96	7-15-2019	130,000	129,807

Total Asset-Backed Securities (Cost $7,044,803)				7,033,599

Corporate Bonds and Notes: 22.63%

Consumer Discretionary: 0.58%

Specialty Retail: 0.58%
Lowe’s Companies Incorporated	1.63	4-15-2017	160,000	161,319

Consumer Staples: 2.47%

Beverages: 0.75%
Brown-Forman Corporation	2.50	1-15-2016	120,000	120,236
PepsiCo Incorporated ±	0.57	7-17-2017	90,000	89,986

				210,222

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.72%
Cargill Incorporated 144A	1.90%	3-1-2017	$114,000	$114,769
Diageo Capital plc	1.50	5-11-2017	90,000	90,049
General Mills Incorporated	5.70	2-15-2017	85,000	89,487
H.J. Heinz Company 144A	1.60	6-30-2017	90,000	90,089
Kellogg Company	4.45	5-30-2016	94,000	95,592

				479,986

Energy: 0.77%

Oil, Gas & Consumable Fuels: 0.77%
Chevron Corporation ±	0.48	2-22-2017	110,000	109,933
Chevron Corporation	1.34	11-9-2017	30,000	30,045
Marathon Oil Corporation	6.00	10-1-2017	70,000	74,249

				214,227

Financials: 9.42%

Banks: 2.93%
Bank of America Corporation	1.25	1-11-2016	70,000	70,032
Bank of America Corporation	3.88	3-22-2017	70,000	72,130
Branch Banking & Trust Company ±	0.66	9-13-2016	250,000	249,569
Citigroup Incorporated	1.85	11-24-2017	40,000	40,020
Citigroup Incorporated	4.59	12-15-2015	90,000	90,136
HSBC USA Incorporated ±	1.11	8-7-2018	110,000	109,835
JPMorgan Chase & Company	3.15	7-5-2016	120,000	121,620
JPMorgan Chase & Company	6.00	1-15-2018	60,000	65,211

				818,553

Capital Markets: 1.64%
Bank of New York Mellon Corporation	2.50	1-15-2016	115,000	115,286
Goldman Sachs Group Incorporated	2.38	1-22-2018	40,000	40,511
Goldman Sachs Group Incorporated	5.35	1-15-2016	90,000	90,493
Morgan Stanley	4.75	3-22-2017	50,000	52,075
Morgan Stanley	5.55	4-27-2017	115,000	121,374
State Street Corporation	2.88	3-7-2016	37,000	37,230

				456,969

Consumer Finance: 2.36%
American Honda Finance Corporation	0.95	5-5-2017	60,000	59,761
American Honda Finance Corporation	1.13	10-7-2016	50,000	50,118
American Honda Finance Corporation	1.55	12-11-2017	30,000	30,081
BMW Bank North America	0.70	7-18-2016	245,000	245,476
Daimler Finance North America LLC 144A	2.63	9-15-2016	150,000	151,657
Toyota Motor Credit Corporation	2.05	1-12-2017	120,000	121,345

				658,438

Diversified Financial Services: 0.67%
AIG Global Funding 144A	1.65	12-15-2017	100,000	100,166
General Electric Capital Corporation	5.63	9-15-2017	80,000	86,087

				186,253

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	101

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.61%
MetLife Global Funding 144A	3.13%	1-11-2016	$100,000	$100,266
New York Life Global Funding 144A	1.55	11-2-2018	70,000	69,601

				169,867

REITs: 1.21%
AvalonBay Communities Incorporated	5.70	3-15-2017	80,000	84,077
Boston Properties LP	3.70	11-15-2018	90,000	93,548
ERP Operating LP	5.38	8-1-2016	89,000	91,362
ERP Operating LP	5.75	6-15-2017	66,000	70,109

				339,096

Health Care: 0.83%

Health Care Equipment & Supplies: 0.18%
Becton Dickinson & Company	1.80	12-15-2017	50,000	50,112

Health Care Providers & Services: 0.25%
UnitedHealth Group Incorporated	1.45	7-17-2017	70,000	70,225

Pharmaceuticals: 0.40%
AbbVie Incorporated	1.80	5-14-2018	20,000	19,977
Merck & Company Incorporated ±	0.47	2-10-2017	90,000	89,946

				109,923

Industrials: 2.51%

Aerospace & Defense: 0.11%
Lockheed Martin Corporation	1.85	11-23-2018	30,000	30,041

Commercial Services & Supplies: 0.72%
Cintas Corporation No. 2	2.85	6-1-2016	80,000	80,691
Cooper US Incorporated	2.38	1-15-2016	120,000	120,236

				200,927

Electrical Equipment: 0.33%
ABB Treasury Center USA Incorporated 144A	2.50	6-15-2016	90,000	90,719

Machinery: 0.32%
Caterpillar Financial Service	1.80	11-13-2018	90,000	90,274

Road & Rail: 1.03%
Burlington Northern Santa Fe LLC	5.65	5-1-2017	80,000	84,766
Norfolk Southern Corporation	5.75	1-15-2016	106,000	106,626
Union Pacific Corporation	5.75	11-15-2017	90,000	97,390

				288,782

Information Technology: 1.33%

Communications Equipment: 0.32%
Cisco Systems Incorporated ±	0.65	6-15-2018	90,000	89,928

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 0.33%
Oracle Corporation ±	0.52%	7-7-2017	$90,000	$89,984

Technology Hardware, Storage & Peripherals: 0.68%
Apple Incorporated	0.90	5-12-2017	90,000	89,967
HP Enterprise Company 144A	2.45	10-5-2017	100,000	100,230

				190,197

Materials: 0.97%

Chemicals: 0.97%
Ecolab Incorporated	3.00	12-8-2016	90,000	91,631
Praxair Incorporated	1.05	11-7-2017	90,000	89,251
Sherwin-Williams Company	1.35	12-15-2017	90,000	89,376

				270,258

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
AT&T Incorporated	1.60	2-15-2017	90,000	90,349
Verizon Communications Incorporated	1.35	6-9-2017	130,000	130,075

				220,424

Utilities: 2.96%

Electric Utilities: 1.66%
Commonwealth Edison Company	5.95	8-15-2016	120,000	124,199
Connecticut Light & Power	5.38	3-1-2017	75,000	78,215
Sierra Pacific Power Company	6.00	5-15-2016	120,000	122,715
Southern California Edison Company	1.13	5-1-2017	90,000	89,843
Xcel Energy Incorporated	1.20	6-1-2017	50,000	49,771

				464,743

Gas Utilities: 0.52%
Questar Corporation	2.75	2-1-2016	144,000	144,408

Multi-Utilities: 0.78%
Consumers Energy Company	5.15	2-15-2017	130,000	135,885
Entergy Mississippi Incorporated	3.25	6-1-2016	80,000	80,700

				216,585

Total Corporate Bonds and Notes (Cost $6,314,291)				6,312,460

Municipal Obligations: 1.89%

Arizona: 0.25%
Arizona School Facilities Board Certificate of Participation Series A-3 (Miscellaneous Revenue)	0.95	9-1-2016	70,000	69,981

Michigan: 0.70%
Chippewa Valley MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.18	5-1-2017	60,000	60,037
Saranac MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	1.03	5-1-2016	135,000	135,050

				195,087

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	103

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 0.11%
Saint Paul MN Housing & Redevelopment Authority HealthPartners Obligated Group Series B (Health Revenue)	1.04%	7-1-2016	$30,000	$29,969

North Carolina: 0.55%
North Carolina Education Assistance Authority Student Loan Backed notes Series 2011-1 Tranche A-2 (Education Revenue) ±	1.22	1-26-2026	152,245	152,712

Pennsylvania: 0.28%
Chester County PA (GO Revenue)	0.59	5-15-2016	80,000	79,947

Total Municipal Obligations (Cost $527,711)				527,696

Non-Agency Mortgage-Backed Securities: 6.34%
Bear Stearns Commercial Mortgage Securities Trust Series 2007 PW16 Class A1A ±	5.91	6-11-2040	106,814	112,383
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW17 Class A1A ±	5.65	6-11-2050	129,713	136,971
CIT Education Loan Trust Series 2005-1 Class A3 ±	0.46	3-15-2026	79,047	77,906
CNH Equipment Trust Series 2014-B Class A3	0.91	5-15-2019	125,000	124,611
CNH Equipment Trust Series 2015 Class A2B ±	0.67	12-17-2018	140,000	140,102
Commercial Mortgage Trust Pass-Through Certificates Series 2007-C9 Class A4 ±	5.99	12-10-2049	140,000	147,045
Dell Equipment Finance Trust 2015-1 Class A2 144A	1.01	7-24-2017	140,000	139,856
GAHR Commercial Mortgage Trust Series 2015 144A±	1.50	12-15-2016	140,000	139,911
GE Equipment Transportation LLC Series 2014-1 Class A3	0.97	4-23-2018	120,000	119,825
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class A1A	5.44	1-15-2049	105,598	109,715
Morgan Stanley Capital I Series 2007-T27 Class A4 ±	5.82	6-11-2042	123,072	129,381
SLMA Series 2014-1 Class A1 ±	0.50	5-28-2019	17,706	17,684
SLMA Series 2006 1 A5 ±	0.43	7-26-2021	135,000	131,994
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-2036	138,737	139,027
Towd Point Mortgage Trust Series 2015-6-A1 144A±(a)	3.50	4-25-2055	100,000	101,269

Total Non-Agency Mortgage-Backed Securities (Cost $1,788,989)				1,767,680

U.S. Treasury Securities: 5.89%
U.S. Treasury Note	0.63	7-31-2017	300,000	298,828
U.S. Treasury Note	0.63	9-30-2017	1,350,000	1,343,250

Total U.S. Treasury Securities (Cost $1,646,147)				1,642,078

Yankee Corporate Bonds and Notes: 3.69%

Energy: 1.22%

Oil, Gas & Consumable Fuels: 1.22%
Schlumberger SA 144A	2.65	1-15-2016	100,000	100,238
Shell International Finance Company ±	0.66	5-10-2017	90,000	89,975
Total Capital SA	2.30	3-15-2016	150,000	150,725

				340,938

Financials: 1.65%

Banks: 0.92%
Bank of Nova Scotia ±	0.80	6-11-2018	90,000	89,819
BNP Paribas	3.60	2-23-2016	75,000	75,477
Toronto Dominion Bank ±	0.86	7-23-2018	90,000	89,891

				255,187

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Allocation Funds	Portfolio of investments—November 30, 2015 (unaudited)

STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services: 0.73%
ConocoPhillips Canada Funding Company	5.63%	10-15-2016	$100,000	$103,780
Deutsche Bank AG (London)	3.25	1-11-2016	100,000	100,239

				204,019

Industrials: 0.82%

Machinery: 0.29%
Pentair Finance SA	1.35	12-1-2015	80,000	80,000

Road & Rail: 0.53%
Canadian National Railway Company	1.45	12-15-2016	90,000	90,553
Canadian National Railway Company	5.80	6-1-2016	57,000	58,436

				148,989

Total Yankee Corporate Bonds and Notes (Cost $1,029,708)				1,029,133

	Yield		Shares
Short-Term Investments: 6.17%

Investment Companies: 4.11%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		1,145,992	1,145,992

			Principal
U.S. Treasury Securities: 2.06%
U.S Treasury Bill (z)#	0.22	3-3-2016	$575,000	574,678

Total Short-Term Investments (Cost $1,720,647)				1,720,670

Total investments in securities (Cost $27,348,502) *	99.73%	27,820,060
Other assets and liabilities, net	0.27	76,663

Total net assets	100.00%	$27,896,723

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $26,784,231 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,101,788
Gross unrealized losses	(65,959)

Net unrealized gains	$1,035,829

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

106	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$306,538,283	$116,615,718
In affiliated securities, at value (see cost below)	14,406,902	2,802,541

Total investments, at value (see cost below)	320,945,185	119,418,259
Cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	0	121,450
Receivable for dividends	597,245	103,426
Receivable for securities lending income	966	641
Prepaid expenses and other assets	4,408	5,307

Total assets	321,547,804	119,649,083

Liabilities
Payable for investments purchased	0	146,808
Payable upon receipt of securities loaned	4,278,750	1,326,875
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	169,545	52,402
Accrued expenses and other liabilities	26,016	25,248

Total liabilities	4,474,311	1,551,333

Total net assets	$317,073,493	$118,097,750

Investments in unaffiliated securities (including securities on loan), at cost	$240,460,541	$75,203,099

Investments in affiliated securities, at cost	$14,406,902	$2,802,541

Total investments, at cost	$254,867,443	$78,005,640

Securities on loan, at value	$4,192,650	$1,298,417

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	107

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$1,006,634,764	$2,439,531,214	$151,276,066	$482,006,111	$77,526,426	$1,096,406,707	$198,475,538
109,355,356	78,314,451	5,627,099	19,508,327	4,891,001	176,294,186	12,783,629

1,115,990,120	2,517,845,665	156,903,165	501,514,438	82,417,427	1,272,700,893	211,259,167
0	0	0	0	0	0	9,762
0	0	55,488	9,263,631	0	0	0
2,900,476	22,479,271	684,540	0	678,828	3,235,001	2,799,733
6,402	5,820,405	209,219	1,575,575	173,142	362,879	238,835
335,217	15,506	5,635	28,485	2,440	290,585	4,653
3,410	21,849	18,636	11,613	6,885	17,022	3,350

1,119,235,625	2,546,182,696	157,876,683	512,393,742	83,278,722	1,276,606,380	214,315,500

3,644,031	0	53,395	0	798,059	0	1,474,888
97,288,111	13,080,495	1,302,812	15,597,666	3,413,200	118,989,418	4,795,850
0	181,800	0	0	0	0	0
666,423	176,909	108,660	346,379	40,928	717,492	134,522
40,995	40,030	41,137	38,760	25,220	24,548	24,193

101,639,560	13,479,234	1,506,004	15,982,805	4,277,407	119,731,458	6,429,453

$1,017,596,065	$2,532,703,462	$156,370,679	$496,410,937	$79,001,315	$1,156,874,922	$207,886,047

$760,204,702	$1,188,428,645	$126,347,077	$519,319,145	$67,502,414	$995,453,082	$174,801,497

$109,355,356	$60,485,228	$5,627,099	$19,508,327	$4,891,001	$176,294,186	$12,783,629

$869,560,058	$1,248,913,873	$131,974,176	$538,827,472	$72,393,415	$1,171,747,268	$187,585,126

$94,857,530	$12,747,497	$1,240,646	$14,809,795	$3,325,447	$115,718,547	$4,677,670

$0	$0	$55,503	$9,665,860	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Allocation Funds	Statements of assets and liabilities—November 30, 2015 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,779,115,563	$117,729,694
In affiliated securities, at value (see cost below)	332,932,327	4,447,922

Total investments, at value (see cost below)	4,112,047,890	122,177,616
Cash	3,585,903	0
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	297,335,015	92,075
Receivable for interest	14,859,972	951,310
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	22,100	42
Prepaid expenses and other assets	37,966	5,652

Total assets	4,427,888,846	123,226,695

Liabilities
Payable for investments purchased	707,879,734	1,576,449
Payable upon receipt of securities loaned	60,450,000	236,500
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	1,011,736	29,946
Professional fees payable	37,201	25,310
Accrued expenses and other liabilities	56,959	1,929

Total liabilities	769,435,630	1,870,134

Total net assets	$3,658,453,216	$121,356,561

Investments in unaffiliated securities (including securities on loan), at cost	$3,782,648,495	$116,345,376

Investments in affiliated securities, at cost	$332,932,327	$4,447,922

Total investments, at cost	$4,115,580,822	$120,793,298

Securities on loan, at value	$59,259,188	$231,503

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	109

Real Return Portfolio	Stable Income Portfolio

$47,941,487	$26,674,068
3,421,829	1,145,992

51,363,316	27,820,060
171	0
0	13,500
5,124	0
5,139	0
216,420	86,114
0	703
87	0
3,006	2,369

51,593,263	27,922,746

103,035	0
166,050	0
406	0
11,646	2,595
17,754	22,193
732	1,235

299,623	26,023

$51,293,640	$27,896,723

$48,063,324	$26,202,510

$3,421,829	$1,145,992

$51,485,153	$27,348,502

$162,486	$0

$5,147	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$3,185,662	$520,296
Income from affiliated securities	9,012	1,195
Securities lending income, net	4,606	3,218
Interest	0	0

Total investment income	3,199,280	524,709

Expenses
Advisory fee	1,068,535	387,876
Custody and accounting fees	12,147	11,724
Professional fees	22,130	24,088
Shareholder report expenses	531	1,025
Trustees’ fees and expenses	6,301	6,473
Other fees and expenses	4,550	6,702

Total expenses	1,114,194	437,888
Less: Fee waivers and/or expense reimbursements	0	(66,660)

Net expenses	1,114,194	371,228

Net investment income (loss)	2,085,086	153,481

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	10,230,399	4,189,078
Affiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	10,230,399	4,189,078

Net change in unrealized gains (losses) on:
Unaffiliated securities	(20,364,413)	(2,879,730)
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(20,364,413)	(2,879,730)

Net realized and unrealized gains (losses) on investments	(10,134,014)	1,309,348

Net increase (decrease) in net assets resulting from operations	$(8,048,928)	$1,462,829

* Net of foreign dividend withholding taxes in the amount of	$17,263	$1,173

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	111

Emerging Growth Portfolio	Index Portfolio	International Growth Portfolio	International Value Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$446,429	$27,262,952	$785,935	$5,888,648	$828,105	$2,031,225	$1,673,963
18,887	505,801	3,876	4,240	1,585	38,880	4,714
974,921	62,626	15,220	183,620	13,516	852,443	15,804
0	264	0	0	0	0	0

1,440,237	27,831,643	805,031	6,076,508	843,206	2,922,548	1,694,481

4,318,734	1,090,712	652,569	2,142,625	257,317	3,793,458	828,526
31,798	73,520	49,094	94,192	5,761	32,910	11,363
23,493	30,361	26,642	30,417	23,654	24,297	23,329
2,262	3,562	756	1,323	615	992	1,394
6,125	4,773	6,430	5,982	6,121	5,971	6,023
17,017	193,132	24,191	26,968	7,765	12,515	4,721

4,399,429	1,396,060	759,682	2,301,507	301,233	3,870,143	875,356
0	(11,554)	0	0	(8,922)	0	0

4,399,429	1,384,506	759,682	2,301,507	292,311	3,870,143	875,356

(2,959,192)	26,447,137	45,349	3,775,001	550,895	(947,595)	819,125

30,516,698	76,603,043	(2,006,489)	68,474	1,589,301	(33,533,955)	14,137,854
0	1,061,279	0	0	0	0	0
0	40,989	0	0	0	0	0

30,516,698	77,705,311	(2,006,489)	68,474	1,589,301	(33,533,955)	14,137,854

(115,631,449)	(111,490,822)	(10,962,419)	(53,900,425)	(4,975,347)	(33,388,318)	(23,027,705)
0	(1,620,608)	0	0	0	0	0
0	935	0	0	0	0	0

(115,631,449)	(113,110,495)	(10,962,419)	(53,900,425)	(4,975,347)	(33,388,318)	(23,027,705)

(85,114,751)	(35,405,184)	(12,968,908)	(53,831,951)	(3,386,046)	(66,922,273)	(8,889,851)

$(88,073,943)	$(8,958,047)	$(12,923,559)	$(50,056,950)	$(2,835,151)	$(67,869,868)	$(8,070,726)

$0	$3,832	$10,924	$657,280	$784	$6,205	$0

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Allocation Funds	Statements of operations—six months ended November 30, 2015 (unaudited)

	Core Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest*	$41,053,852	$2,148,391
Income from affiliated securities	122,031	1,312
Securities lending income, net	63,914	276
Dividends	0	0

Total investment income	41,239,797	2,149,979

Expenses
Advisory fee	6,666,958	239,896
Custody and accounting fees	101,992	7,613
Professional fees	39,202	27,765
Shareholder report expenses	2,033	1,318
Trustees’ fees and expenses	5,722	6,544
Other fees and expenses	11,526	3,669

Total expenses	6,827,433	286,805
Less: Fee waivers and/or expense reimbursements	(268,428)	(53,626)

Net expenses	6,559,005	233,179

Net investment income	34,680,792	1,916,800

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(1,762,633)	955,253
Futures transactions	0	0
TBA sale commitments	305,506	0

Net realized gain (losses) on investments	(1,457,127)	955,253

Net change in unrealized gains (losses) on:
Unaffiliated securities	(36,347,983)	(2,407,955)
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	(36,347,983)	(2,407,955)

Net realized and unrealized gains (losses) on investments	(37,805,110)	(1,452,702)

Net increase (decrease) in net assets resulting from operations	$(3,124,318)	$464,098

* Net of foreign interest withholding taxes in the amount of	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended November 30, 2015 (unaudited)	Wells Fargo Allocation Funds	113

Real Return Portfolio	Stable Income Portfolio

$495,671	$214,645
152	512
5,818	165
85,388	0

587,029	215,322

101,540	40,654
6,179	4,728
22,216	26,399
717	862
7,328	7,050
4,289	3,470

142,269	83,163
(30,930)	(28,213)

111,339	54,950

475,690	160,372

(61,660)	(179)
7,530	(6,450)
0	0

(54,130)	(6,629)

(1,916,517)	(92,713)
(2,851)	8,251

(1,919,368)	(84,462)

(1,973,498)	(91,091)

$(1,497,808)	$69,281

$5,397	$0

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Allocation Funds	Statements of changes in net assets

	C&B Large Cap Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$2,085,086	$3,962,347
Net realized gains on investments	10,230,399	41,880,494
Net change in unrealized gains (losses) on investments	(20,364,413)	(13,267,776)

Net increase (decrease) in net assets resulting from operations	(8,048,928)	32,575,065

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	26,534,974	32,358,693
Withdrawals	(36,947,357)	(46,347,409)

Net decrease in net assets resulting from capital share transactions	(10,412,383)	(13,988,716)

Total increase (decrease) in net assets	(18,461,311)	18,586,349

Net assets
Beginning of period	335,534,804	316,948,455

End of period	$317,073,493	$335,534,804

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	115

	Diversified Large Cap Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$153,481	$378,418
Net realized gains on investments	4,189,078	13,356,513
Net change in unrealized gains (losses) on investments	(2,879,730)	2,762,375

Net increase in net assets resulting from operations	1,462,829	16,497,306

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,990,449	1,385,145
Withdrawals	(8,685,389)	(38,000,934)

Net decrease in net assets resulting from capital share transactions	(6,694,940)	(36,615,789)

Total decrease in net assets	(5,232,111)	(20,118,483)

Net assets
Beginning of period	123,329,861	143,448,344

End of period	$118,097,750	$123,329,861

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Allocation Funds	Statements of changes in net assets

	Emerging Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment loss	$(2,959,192)	$(7,075,125)
Net realized gains on investments	30,516,698	124,199,895
Net change in unrealized gains (losses) on investments	(115,631,449)	125,177,937

Net increase (decrease) in net assets resulting from operations	(88,073,943)	242,302,707

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	70,849,193	45,776,720
Withdrawals	(112,946,618)	(236,510,647)

Net decrease in net assets resulting from capital share transactions	(42,097,425)	(190,733,927)

Total increase (decrease) in net assets	(130,171,368)	51,568,780

Net assets
Beginning of period	1,147,767,433	1,096,198,653

End of period	$1,017,596,065	$1,147,767,433

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	117

	Index Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$26,447,137	$54,937,429
Net realized gains on investments	77,705,311	151,694,995
Net change in unrealized gains (losses) on investments	(113,110,495)	106,085,589

Net increase (decrease) in net assets resulting from operations	(8,958,047)	312,718,013

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	35,484,942	163,917,502
Withdrawals	(264,067,367)	(543,742,749)

Net decrease in net assets resulting from capital share transactions	(228,582,425)	(379,825,247)

Total decrease in net assets	(237,540,472)	(67,107,234)

Net assets
Beginning of period	2,770,243,934	2,837,351,168

End of period	$2,532,703,462	$2,770,243,934

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Allocation Funds	Statements of changes in net assets

	International Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$45,349	$1,168,188
Net realized gains (losses) on investments	(2,006,489)	5,764,586
Net change in unrealized gains (losses) on investments	(10,962,419)	1,080,710

Net increase (decrease) in net assets resulting from operations	(12,923,559)	8,013,484

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	13,012,480	9,541,797
Withdrawals	(2,122,571)	(15,259,152)

Net increase (decrease) in net assets resulting from capital share transactions	10,889,909	(5,717,355)

Total increase (decrease) in net assets	(2,033,650)	2,296,129

Net assets
Beginning of period	158,404,329	156,108,200

End of period	$156,370,679	$158,404,329

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	119

	International Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$3,775,001	$12,375,837
Net realized gains on investments	68,474	12,459,307
Net change in unrealized gains (losses) on investments	(53,900,425)	(27,933,255)

Net decrease in net assets resulting from operations	(50,056,950)	(3,098,111)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	16,809,245	42,159,536
Withdrawals	(4,555,006)	(17,083,113)

Net increase in net assets resulting from capital share transactions	12,254,239	25,076,423

Total increase (decrease) in net assets	(37,802,711)	21,978,312

Net assets
Beginning of period	534,213,648	512,235,336

End of period	$496,410,937	$534,213,648

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Allocation Funds	Statements of changes in net assets

	Large Company Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$550,895	$964,436
Net realized gains on investments	1,589,301	9,724,164
Net change in unrealized gains (losses) on investments	(4,975,347)	(3,904,014)

Net increase (decrease) in net assets resulting from operations	(2,835,151)	6,784,586

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,593,477	1,636,829
Withdrawals	(3,253,299)	(21,975,522)

Net decrease in net assets resulting from capital share transactions	(659,822)	(20,338,693)

Total decrease in net assets	(3,494,973)	(13,554,107)

Net assets
Beginning of period	82,496,288	96,050,395

End of period	$79,001,315	$82,496,288

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	121

	Small Company Growth Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment loss	$(947,595)	$(1,603,331)
Net realized gains (losses) on investments	(33,533,955)	17,519,892
Net change in unrealized gains (losses) on investments	(33,388,318)	73,745,204

Net increase (decrease) in net assets resulting from operations	(67,869,868)	89,661,765

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	502,985,505	343,108,775
Withdrawals	(29,626,135)	(37,300,648)

Net increase in net assets resulting from capital share transactions	473,359,370	305,808,127

Total increase in net assets	405,489,502	395,469,892

Net assets
Beginning of period	751,385,420	355,915,528

End of period	$1,156,874,922	$751,385,420

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Allocation Funds	Statements of changes in net assets

	Small Company Value Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$819,125	$1,850,375
Net realized gains on investments	14,137,854	16,879,349
Net change in unrealized gains (losses) on investments	(23,027,705)	(3,678,556)

Net increase (decrease) in net assets resulting from operations	(8,070,726)	15,051,168

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	9,367,320	22,862,632
Withdrawals	(9,106,770)	(28,565,086)

Net increase (decrease) in net assets resulting from capital share transactions	260,550	(5,702,454)

Total increase (decrease) in net assets	(7,810,176)	9,348,714

Net assets
Beginning of period	215,696,223	206,347,509

End of period	$207,886,047	$215,696,223

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	123

	Core Bond Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$34,680,792	$58,488,996
Net realized gains (losses) on investments	(1,457,127)	54,777,871
Net change in unrealized gains (losses) on investments	(36,347,983)	(15,603,380)

Net increase (decrease) in net assets resulting from operations	(3,124,318)	97,663,487

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	303,917,312	1,275,843,092
Withdrawals	(394,886,755)	(517,501,361)

Net increase (decrease) in net assets resulting from capital share transactions	(90,969,443)	758,341,731

Total increase (decrease) in net assets	(94,093,761)	856,005,218

Net assets
Beginning of period	3,752,546,977	2,896,541,759

End of period	$3,658,453,216	$3,752,546,977

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Allocation Funds	Statements of changes in net assets

	Managed Fixed Income Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$1,916,800	$3,704,473
Net realized gains on investments	955,253	1,635,962
Net change in unrealized gains (losses) on investments	(2,407,955)	(507,703)

Net increase in net assets resulting from operations	464,098	4,832,732

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,875,167	17,767,001
Withdrawals	(9,068,438)	(14,012,007)

Net increase (decrease) in net assets resulting from capital share transactions	(193,271)	3,754,994

Total increase in net assets	270,827	8,587,726

Net assets
Beginning of period	121,085,734	112,498,008

End of period	$121,356,561	$121,085,734

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Allocation Funds	125

	Real Return Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$475,690	$400,921
Net realized gains (losses) on investments	(54,130)	1,132,514
Net change in unrealized gains (losses) on investments	(1,919,368)	(896,307)

Net increase (decrease) in net assets resulting from operations	(1,497,808)	637,128

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	8,862,425	12,526,145
Withdrawals	(4,467,761)	(11,966,906)

Net increase in net assets resulting from capital share transactions	4,394,664	559,239

Total increase in net assets	2,896,856	1,196,367

Net assets
Beginning of period	48,396,784	47,200,417

End of period	$51,293,640	$48,396,784

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Allocation Funds	Statements of changes in net assets

	Stable Income Portfolio
	Six months ended November 30, 2015 (unaudited)	Year ended May 31, 2015

Operations
Net investment income	$160,372	$308,337
Net realized gains (losses) on investments	(6,629)	148
Net change in unrealized gains (losses) on investments	(84,462)	(79,402)

Net increase in net assets resulting from operations	69,281	229,083

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,484,007	3,703,378
Withdrawals	(1,732,369)	(1,665,191)

Net increase in net assets resulting from capital share transactions	751,638	2,038,187

Total increase in net assets	820,919	2,267,270

Net assets
Beginning of period	27,075,804	24,808,534

End of period	$27,896,723	$27,075,804

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	127

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

C&B Large Cap Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.27%	0.68%	0.68%	(2.13)%	18%
Year ended May 31, 2015	1.20%	0.68%	0.68%	10.29%	35%
Year ended May 31, 2014	1.35%	0.68%	0.68%	17.80%	22%
Year ended May 31, 2013	1.73%	0.68%	0.68%	29.30%	18%
Year ended May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
Year ended May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
Year ended September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%

Diversified Large Cap Growth Portfolio
Six months ended November 30, 2015 (unaudited)	0.26%	0.73%	0.62%	1.28%	28%
Year ended May 31, 2015	0.28%	0.72%	0.62%	13.11%	46%
Year ended May 31, 2014	0.15%	0.72%	0.62%	21.70%	54%
Year ended May 31, 2013	0.51%	0.71%	0.62%	20.30%	56%
Year ended May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
Year ended May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
Year ended September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%

Emerging Growth Portfolio
Six months ended November 30, 2015 (unaudited)	(0.54)%	0.80%	0.80%	(7.70)%	40%
Year ended May 31, 2015	(0.63)%	0.80%	0.80%	24.02%	56%
Year ended May 31, 2014	(0.62)%	0.80%	0.80%	11.92%	63%
Year ended May 31, 2013	(0.47)%	0.80%	0.80%	20.53%	65%
Year ended May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
Year ended May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
Year ended September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%

Index Portfolio
Six months ended November 30, 2015 (unaudited)	2.05%	0.11%	0.11%	(0.27)%	2%
Year ended May 31, 2015	1.96%	0.11%	0.11%	11.69%	4%
Year ended May 31, 2014	1.99%	0.10%	0.10%	20.33%	5%
Year ended May 31, 2013	2.20%	0.09%	0.09%	27.22%	4%
Year ended May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
Year ended May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
Year ended September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%

International Growth Portfolio
Six months ended November 30, 2015 (unaudited)	0.06%	0.99%	0.99%	(8.10)%	22%
Year ended May 31, 2015	0.76%	1.00%	1.00%	5.13%	51%
Year ended May 31, 2014	1.13%	1.00%	1.00%	16.45%	46%
Year ended May 31, 2013	1.63%	1.04%	1.04%	30.34%	46%
Year ended May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
Year ended May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
Year ended September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%

International Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.50%	0.91%	0.91%	(9.32)%	5%
Year ended May 31, 2015	2.45%	0.91%	0.91%	(1.04)%	18%
Year ended May 31, 2014	3.09%	0.91%	0.91%	18.22%	11%
Year ended May 31, 2013	3.04%	0.91%	0.91%	29.45%	16%
Year ended May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
Year ended May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
Year ended September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%

Please see footnotes on page 131.

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Allocation Funds	Financial highlights

	Ratio to average net assets (annualized)				Portfolio turnover rate
	Net investment income (loss)	Gross expenses	Net expenses	Total return[1]

Large Company Value Portfolio
Six months ended November 30, 2015 (unaudited)	1.39%	0.76%	0.74%	(3.40)%	30%
Year ended May 31, 2015	1.09%	0.74%	0.74%	7.90%	72%
Year ended May 31, 2014	0.99%	0.73%	0.73%	20.26%	62%
Year ended May 31, 2013	1.49%	0.78%	0.74%	28.91%	95%
Year ended May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
Year ended May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
Year ended September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%

Small Company Growth Portfolio
Six months ended November 30, 2015 (unaudited)	(0.20)%	0.80%	0.80%	(6.99)%	24%
Year ended May 31, 2015	(0.32)%	0.82%	0.82%	18.07%	58%
Year ended May 31, 2014	(0.37)%	0.83%	0.83%	23.47%	77%
Year ended May 31, 2013	(0.02)%	0.86%	0.86%	31.39%	109%
Year ended May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
Year ended May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
Year ended September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%

Small Company Value Portfolio
Six months ended November 30, 2015 (unaudited)	0.79%	0.85%	0.85%	(3.82)%	34%
Year ended May 31, 2015	0.89%	0.84%	0.84%	7.29%	54%
Year ended May 31, 2014	0.89%	0.85%	0.85%	18.09%	47%
Year ended May 31, 2013	0.58%	0.85%	0.85%	30.76%	57%
Year ended May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
Year ended May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
Year ended September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%

Core Bond Portfolio
Six months ended November 30, 2015 (unaudited)	1.85%	0.36%	0.35%	(0.10)%	303%
Year ended May 31, 2015	1.82%	0.37%	0.35%	3.22%	586%
Year ended May 31, 2014	1.94%	0.37%	0.35%	2.90%	646%
Year ended May 31, 2013	1.75%	0.37%	0.35%	2.61%	547%
Year ended May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
Year ended May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%

Managed Fixed Income Portfolio
Six months ended November 30, 2015 (unaudited)	3.20%	0.48%	0.39%	0.35%	14%
Year ended May 31, 2015	3.20%	0.48%	0.39%	4.23%	31%
Year ended May 31, 2014	3.33%	0.48%	0.39%	3.07%	35%
Year ended May 31, 2013	3.42%	0.47%	0.39%	4.81%	49%
Year ended May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
Year ended May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%

Real Return Portfolio
Six months ended November 30, 2015 (unaudited)	1.87%	0.56%	0.44%	(3.03)%	9%
Year ended May 31, 2015	0.89%	0.57%	0.44%	1.50%	57%
Year ended May 31, 2014	1.45%	0.53%	0.44%	(0.26)%	9%
Year ended May 31, 2013	1.52%	0.50%	0.44%	(1.86)%	15%
Year ended May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
Year ended May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%

Stable Income Portfolio
Six months ended November 30, 2015 (unaudited)	1.18%	0.61%	0.41%	0.28%	13%
Year ended May 31, 2015	1.20%	0.64%	0.41%	0.89%	26%
Year ended May 31, 2014	1.41%	0.66%	0.41%	1.52%	33%
Year ended May 31, 2013	1.50%	0.58%	0.41%	2.78%	20%
Year ended May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
Year ended May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%

Please see footnotes on page 131.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Allocation Funds	129

[1]	Returns for periods of less than one year are not annualized.

[2]	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

[3]	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: the Wells Fargo C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), the Wells Fargo Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), the Wells Fargo Emerging Growth Portfolio (“Emerging Growth Portfolio”), the Wells Fargo Index Portfolio (“Index Portfolio”), the Wells Fargo International Growth Portfolio (“International Growth Portfolio”), the Wells Fargo International Value Portfolio (“International Value Portfolio”), the Wells Fargo Large Company Value Portfolio (“Large Company Value Portfolio”), the Wells Fargo Small Company Growth Portfolio (“Small Company Growth Portfolio”), the Wells Fargo Small Company Value Portfolio (“Small Company Value Portfolio”), the Wells Fargo Core Bond Portfolio (“Core Bond Portfolio”), the Wells Fargo Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), the Wells Fargo Real Return Portfolio (“Real Return Portfolio”), and the Wells Fargo Stable Income Portfolio (“Stable Income Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On November 30, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	131

Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

The Portfolios may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment

132	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Portfolios are subject to interest rate risk or equity price risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Portfolios may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

The Portfolios may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	133

Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

134	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of November 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
C&B Large Cap Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$43,570,238	$0	$0	$43,570,238
Consumer staples	27,529,378	0	0	27,529,378
Energy	25,757,630	0	0	25,757,630
Financials	80,695,540	0	0	80,695,540
Health care	49,510,371	0	0	49,510,371
Industrials	57,225,373	0	0	57,225,373
Information technology	10,273,624	0	0	10,273,624
Materials	11,976,129	0	0	11,976,129

Short-term investments
Investment companies	10,128,152	4,278,750	0	14,406,902
Total assets	$316,666,435	$4,278,750	$0	$320,945,185
Diversified Large Cap Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$28,608,374	$0	$0	$28,608,374
Consumer staples	5,983,717	0	0	5,983,717
Energy	1,099,377	0	0	1,099,377
Financials	4,804,210	0	0	4,804,210
Health care	19,153,581	0	0	19,153,581
Industrials	9,543,122	0	0	9,543,122
Information technology	41,703,620	637,946	0	42,341,566
Materials	3,637,690	0	0	3,637,690
Telecommunication services	1,444,081	0	0	1,444,081

Short-term investments
Investment companies	1,475,666	1,326,875	0	2,802,541
Total assets	$117,453,438	$1,964,821	$0	$119,418,259
Emerging Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$153,846,329	$0	$0	$153,846,329
Energy	24,738,354	0	0	24,738,354
Financials	69,190,937	0	0	69,190,937
Health care	310,134,663	0	0	310,134,663
Industrials	67,845,360	0	0	67,845,360
Information technology	380,879,121	0	0	380,879,121

Short-term investments
Investment companies	12,067,245	97,288,111	0	109,355,356
Total assets	$1,018,702,009	$97,288,111	$0	$1,115,990,120

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	135

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Index Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$323,516,310	$0	$0	$323,516,310
Consumer staples	236,462,150	0	0	236,462,150
Energy	174,453,010	0	0	174,453,010
Financials	409,991,049	0	0	409,991,049
Health care	361,254,412	0	0	361,254,412
Industrials	250,237,198	0	0	250,237,198
Information technology	517,481,505	0	0	517,481,505
Materials	70,714,141	0	0	70,714,141
Telecommunication services	57,663,208	0	0	57,663,208
Utilities	70,777,421	0	0	70,777,421

Short-term investments
Investment companies	30,518,256	13,080,495	0	43,598,751
U.S. Treasury Securities	1,696,510	0	0	1,696,510
Total assets	$2,504,765,170	$13,080,495	$0	$2,517,845,665
Liabilities

Futures contracts	$181,800	$0	$0	$181,800
Total liabilities	$181,800	$0	$0	$181,800
International Growth Portfolio
Assets
Investments in:

Common stocks
Belgium	$5,493,130	$0	$0	$5,493,130
China	13,196,300	0	0	13,196,300
France	8,665,712	0	0	8,665,712
Germany	17,651,058	0	0	17,651,058
Hong Kong	5,850,794	0	0	5,850,794
India	3,243,371	0	0	3,243,371
Ireland	9,440,422	0	0	9,440,422
Italy	1,006,582	0	0	1,006,582
Japan	14,520,381	0	0	14,520,381
Mexico	3,037,027	0	0	3,037,027
Netherlands	3,558,309	0	0	3,558,309
South Korea	17,735	0	0	17,735
Spain	2,312,466	0	0	2,312,466
Sweden	3,370,259	0	0	3,370,259
Switzerland	19,277,002	0	0	19,277,002
United Kingdom	32,008,727	0	0	32,008,727
United States	5,374,777	0	0	5,374,777

Participation Notes
Ireland	0	1,864,418	0	1,864,418

Preferred stocks
Germany	1,387,596	0	0	1,387,596

Short-term investments
Investment companies	4,324,287	1,302,812	0	5,627,099
Total assets	$153,735,935	$3,167,230	$0	$156,903,165

136	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
International Value Portfolio
Assets
Investments in:

Common stocks
Australia	$25,081,068	$0	$0	$25,081,068
Austria	5,294,819	0	0	5,294,819
Belgium	3,947,589	0	0	3,947,589
Bermuda	6,311,773	0	0	6,311,773
Brazil	5,433,340	0	0	5,433,340
Canada	10,488,921	0	0	10,488,921
Cayman Islands	3,146,128	0	0	3,146,128
China	13,315,375	0	0	13,315,375
Czech Republic	1,044,660	0	0	1,044,660
Denmark	1,410,994	0	0	1,410,994
Finland	2,109,273	0	0	2,109,273
France	44,731,440	0	0	44,731,440
Germany	42,741,504	235	0	42,741,739
Hong Kong	1,637,529	0	0	1,637,529
Hungary	1,134,183	0	0	1,134,183
India	4,419,465	0	0	4,419,465
Ireland	4,487,982	0	0	4,487,982
Israel	5,955,430	0	0	5,955,430
Italy	6,148,399	0	0	6,148,399
Japan	109,778,390	0	0	109,778,390
Liechtenstein	522,358	0	0	522,358
Netherlands	11,035,790	0	0	11,035,790
Norway	6,520,237	0	0	6,520,237
Poland	2,097,767	0	0	2,097,767
Russia	4,002,237	0	0	4,002,237
Singapore	4,208,691	0	0	4,208,691
South Africa	2,201,554	0	0	2,201,554
South Korea	13,924,876	0	0	13,924,876
Spain	5,117,334	0	0	5,117,334
Sweden	11,629,864	0	0	11,629,864
Switzerland	26,330,486	0	0	26,330,486
Taiwan	3,816,188	0	0	3,816,188
Thailand	3,579,440	0	0	3,579,440
United Kingdom	87,143,954	478,992	0	87,622,946

Preferred stocks
Brazil	678,775	0	0	678,775

Rights
United Kingdom	99,071	0	0	99,071

Short-term investments
Investment companies	3,910,661	15,597,666	0	19,508,327
Total assets	$485,437,545	$16,076,893	$0	$501,514,438

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	137

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Large Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$5,813,803	$0	$0	$5,813,803
Consumer staples	4,825,638	0	0	4,825,638
Energy	9,131,870	0	0	9,131,870
Financials	22,668,089	0	0	22,668,089
Health care	10,170,726	0	0	10,170,726
Industrials	9,373,708	0	0	9,373,708
Information technology	8,477,705	0	0	8,477,705
Materials	2,602,907	0	0	2,602,907
Telecommunication services	1,557,075	0	0	1,557,075
Utilities	2,904,905	0	0	2,904,905

Short-term investments
Investment companies	1,477,801	3,413,200	0	4,891,001
Total assets	$79,004,227	$3,413,200	$0	$82,417,427
Small Company Growth Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$167,050,255	$0	$0	$167,050,255
Consumer staples	16,400,031	0	0	16,400,031
Energy	25,570,815	0	0	25,570,815
Financials	130,877,996	0	0	130,877,996
Health care	259,699,136	0	0	259,699,136
Industrials	173,421,338	0	0	173,421,338
Information technology	284,626,901	0	0	284,626,901
Materials	35,041,996	0	0	35,041,996
Utilities	3,718,239	0	0	3,718,239

Short-term investments
Investment companies	57,304,768	118,989,418	0	176,294,186
Total assets	$1,153,711,475	$118,989,418	$0	$1,272,700,893
Small Company Value Portfolio
Assets
Investments in:

Common stocks
Consumer discretionary	$24,129,704	$0	$0	$24,129,704
Consumer staples	3,374,747	0	0	3,374,747
Energy	11,242,207	0	0	11,242,207
Financials	84,797,439	0	0	84,797,439
Health care	12,104,882	0	0	12,104,882
Industrials	16,122,953	0	0	16,122,953
Information technology	26,088,951	0	0	26,088,951
Materials	10,694,939	0	0	10,694,939
Utilities	9,919,714	0	0	9,919,714

Warrants
Health care	0	2	0	2

Short-term investments
Investment companies	7,987,779	4,795,850	0	12,783,629
Total assets	$206,463,315	$4,795,852	$0	$211,259,167

138	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Core Bond Portfolio
Assets
Investments in:

Agency securities	$0	$1,146,605,218	$0	$1,146,605,218

Asset-backed securities	0	391,173,943	0	391,173,943

Corporate bonds and notes	0	625,100,844	0	625,100,844

Municipal obligations	0	34,332,561	0	34,332,561

Non-agency mortgage-backed securities	0	170,507,903	0	170,507,903

U.S. Treasury securities	1,169,251,064	0	0	1,169,251,064

Yankee corporate bonds and notes	0	193,799,156	0	193,799,156

Yankee government bonds	0	48,344,874	0	48,344,874

Short-term investments
Investment companies	272,482,327	60,450,000	0	332,932,327
Total assets	$1,441,733,391	$2,670,314,499	$0	$4,112,047,890
Managed Fixed Income Portfolio
Assets
Investments in:

Agency securities	$0	$35,924,981	$0	$35,924,981

Asset-backed securities	0	4,533,472	0	4,533,472

Corporate bonds and notes	0	38,610,899	0	38,610,899

Municipal obligations	0	10,043,666	0	10,043,666

Non-agency mortgage-backed securities	0	12,587,139	1,296,583	13,883,722

U.S. Treasury securities	6,982,773	0	0	6,982,773

Yankee corporate bonds and notes	0	6,774,488	0	6,774,488

Yankee government bonds	0	975,693	0	975,693

Short-term investments
Investment companies	4,211,422	236,500	0	4,447,922
Total assets	$11,194,195	$109,686,838	$1,296,583	$122,177,616
Real Return Portfolio
Assets
Investments in:

Common stocks
Consumer staples	$786,657	$0	$0	$786,657
Energy	1,108,724	0	0	1,108,724
Financials	2,298,312	0	0	2,298,312
Materials	2,259,425	0	0	2,259,425

Corporate bonds and notes	0	5,171,430	0	5,171,430

Loans	0	2,088,512	0	2,088,512

U.S. Treasury securities	33,811,334	0	0	33,811,334

Yankee corporate bonds and notes	0	392,094	0	392,094

Short-term investments
Investment companies	3,255,779	166,050	0	3,421,829
U. S. Treasury securities	24,999	0	0	24,999
Total assets	$43,545,230	$7,818,086	$0	$51,363,316
Liabilities

Futures contract	$406	$0	$0	$406
Total liabilities	$406	$0	$0	$406

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	139

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Stable Income Portfolio
Assets
Investments in:

Agency securities	$0	$7,786,744	$0	$7,786,744

Asset-backed securities	0	7,033,599	0	7,033,599

Corporate bonds and notes	0	6,312,460	0	6,312,460

Municipal obligations	0	527,696	0	527,696

Non-agency mortgage-backed securities	0	1,767,680	0	1,767,680

U.S. Treasury securities	1,642,078	0	0	1,642,078

Yankee corporate bonds and notes	0	1,029,133	0	1,029,133

Short-term investments
Investment companies	1,145,992	0	0	1,145,992
U.S. Treasury securities	574,678	0	0	574,678

	3,362,748	24,457,312	0	27,820,060

Futures contracts	703	0	0	703
Total assets	$3,363,451	$24,457,312	$0	$27,820,763

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At November 30, 2015, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Managed Fixed Income Portfolio	Non-agency mortgage-backed securities
Balance as of May 31, 2015	$1,351,797
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	61,078
Purchases	0
Sales	(116,292)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisition	0
Balance as of November 30, 2015	$1,296,583
Change in unrealized gains (losses) relating to securities still held at November 30, 2015	$19,795

The investment type categorized above was valued using an indicative broker quote. The indicative broker quote is considered a Level 3 input. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Portfolio and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

140	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

Funds Management has retained the services of certain subadvisers to provide daily portfolio management for the Portfolios. Funds Management has engaged WellsCap (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Peregrine Capital Management, Inc. (an affiliate of Funds Management and a direct wholly owned subsidiary of Wells Fargo), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo), Golden Capital Management, LLC (an affiliate of Funds Management), LSV Asset Management, and Phocas Financial Corporation as subadvisers.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the six months ended November 30, 2015	Subadviser	Subadvisory fee
	starting at	declining to			starting at	declining to
C&B Large Cap Value Portfolio	0.65%	0.475%	0.65%	Cooke & Bieler, L.P.	0.38%	0.30%
Diversified Large Cap Growth Portfolio	0.65	0.475	0.65	WellsCap	0.30	0.20
Emerging Growth Portfolio	0.80	0.68	0.78	WellsCap	0.55	0.40
Index Portfolio	0.10	0.05	0.08	Golden Capital Management, LLC	0.05	0.02
International Growth Portfolio	0.85	0.70	0.85	Artisan Partners Limited Partnership	0.80	0.50
International Value Portfolio	0.85	0.70	0.85	LSV Asset Management	0.35	0.30
Large Company Value Portfolio	0.65	0.475	0.65	Phocas Financial Corporation	0.29	0.20
Small Company Growth Portfolio	0.80	0.68	0.79	Peregrine Capital Management, Inc.	0.50	0.45
Small Company Value Portfolio	0.80	0.68	0.80	Peregrine Capital Management, Inc.	0.45	0.40
Core Bond Portfolio	0.40	0.30	0.35	WellsCap	0.20	0.10
Managed Fixed Income Portfolio	0.40	0.30	0.40	Galliard Capital Management, Inc.	0.20	0.10
Real Return Portfolio	0.40	0.30	0.40	WellsCap	0.28	0.18
Stable Income Portfolio	0.30	0.225	0.30	Galliard Capital Management, Inc.	0.15	0.05

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to financial statements (unaudited)	Wells Fargo Allocation Funds	141

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2015 were as follows:

	Purchases at cost		Sales proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
C&B Large Cap Value Portfolio	$0	$57,405,351	$0	$62,971,984
Diversified Large Cap Growth Portfolio	0	32,564,848	0	38,940,011
Emerging Growth Portfolio	0	426,627,598	0	463,548,625
Index Portfolio	0	51,565,968	0	219,216,738
International Growth Portfolio	0	41,302,536	0	33,178,491
International Value Portfolio	0	42,162,582	0	25,390,877
Large Company Value Portfolio	0	23,533,763	0	23,142,265
Small Company Growth Portfolio	0	696,517,890	0	220,797,193
Small Company Value Portfolio	0	67,171,241	0	67,655,397
Core Bond Portfolio	10,589,875,023	1,491,007,478	10,554,847,450	1,433,738,469
Managed Fixed Income Portfolio	8,862,470	13,187,438	9,790,260	6,312,513
Real Return Portfolio	5,429,363	2,828,542	3,116,428	1,309,226
Stable Income Portfolio	2,445,838	4,836,467	799,123	2,367,314

As of November 30, 2015, Real Return Portfolio Portfolio had unfunded term loan commitments of $99,750.

6. DERIVATIVE TRANSACTIONS

During the six months ended November 30, 2015, Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the six months ended November 30, 2015, Real Return Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates and to help manage the duration of each portfolio.

At November 30, 2015, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration date	Counterparty	Contracts	Type	Contract value at November 30, 2015	Unrealized gains (losses)
Index Portfolio	12-17-2015	Societe Generale	72 Long	S&P 500 Index	$37,436,400	$168,015
Real Return Portfolio	03-21-2016	JPMorgan	2 Short	U.S. Treasury Bonds	308,000	(3,066)
Real Return Portfolio	03-21-2016	JPMorgan	2 Long	5 Year U.S. Treasury Notes	237,359	215
Stable Income Portfolio	03-03-2016	JPMorgan	15 Short	5 Year U.S. Treasury Notes	1,780,195	555

As of November 30, 2015, Stable Income Portfolio had segregated $13,500 as cash collateral for open futures contracts.

The Portfolios had average notional amounts in futures contracts during the six months ended November 30, 2015 as follows:

	Long contracts	Short contracts
Index Portfolio	$28,358,824	$0
Real Return Portfolio	143,629	454,141
Stable Income Portfolio	0	2,132,298

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the Statements of Operations.

142	Wells Fargo Allocation Funds	Notes to financial statements (unaudited)

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments or Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Derivative type	Counterparty	Gross amounts of assets in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Stable Income Portfolio	Futures – variation margin	JPMorgan	$703	$0	$0	$703

	Derivative type	Counterparty	Gross amounts of liabilities in the Statements of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Index Portfolio	Futures – variation margin	Societe Generale	$181,800	$0	$(181,800)	$0
Real Return Portfolio	Futures – variation margin	JPMorgan	406	0	(406)	0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a portfolio whose investments are not heavily weighted in any sector. The Portfolio of Investments or Summary Portfolio of Investments includes information on each Portfolio’s holdings, including sector composition, country and/or geographical composition as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Allocation Funds	143

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

144	Wells Fargo Allocation Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Allocation Funds	145

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996**	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Donald Willeke retired as a Trustee effective December 31, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012; Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of the Growth Balanced Fund, Moderate Balanced Fund, International Growth Portfolio, and International Value Portfolio and Assistant Treasurer of the remaining funds in this shareholder report. In addition, Jeremy DePalma acts as Treasurer of 68 other funds and Assistant Treasurer of 61 other funds in the Fund Complex. Nancy Wiser serves as Treasurer of the remaining funds in this shareholder report as well as 61 other funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

146	Wells Fargo Allocation Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

239078 01-16 SAAFNLD/SAR109 11-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each fund (except for Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio) is included as part of the report to shareholders filed under Item 1 of this Form. Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Index Portfolio and Wells Fargo Core Bond Portfolio is filed under this Item.

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	1

Security name	Shares	Value

Common Stocks: 97.62%

Consumer Discretionary: 12.77%

Auto Components: 0.39%
BorgWarner Incorporated	30,524	$1,303,058
Delphi Automotive plc	38,352	3,370,374
Johnson Controls Incorporated	88,218	4,058,028
The Goodyear Tire & Rubber Company	36,335	1,267,365

		9,998,825

Automobiles: 0.62%
Ford Motor Company	525,606	7,531,934
General Motors Company	194,414	7,037,787
Harley-Davidson Incorporated	25,877	1,265,903

		15,835,624

Distributors: 0.07%
Genuine Parts Company	20,447	1,853,112

Diversified Consumer Services: 0.05%
H&R Block Incorporated	31,801	1,166,779

Hotels, Restaurants & Leisure: 1.78%
Carnival Corporation	62,433	3,154,739
Chipotle Mexican Grill Incorporated †	4,200	2,434,110
Darden Restaurants Incorporated	15,376	863,670
Marriott International Incorporated Class A	26,896	1,907,195
McDonald’s Corporation	127,027	14,501,402
Royal Caribbean Cruises Limited	23,139	2,142,903
Starbucks Corporation	200,181	12,289,112
Starwood Hotels & Resorts Worldwide Incorporated	22,980	1,650,883
Wyndham Worldwide Corporation	15,930	1,209,406
Wynn Resorts Limited «	10,956	687,708
Yum! Brands Incorporated	58,159	4,217,109

		45,058,237

Household Durables: 0.43%
D.R. Horton Incorporated	44,028	1,422,545
Garmin Limited «	15,967	604,351
Harman International Industries Incorporated	9,599	990,233
Leggett & Platt Incorporated	18,455	860,003
Lennar Corporation Class A	23,460	1,201,387
Mohawk Industries Incorporated †	8,573	1,635,043
Newell Rubbermaid Incorporated	36,120	1,613,119
PulteGroup Incorporated	43,300	843,484
Whirlpool Corporation	10,577	1,718,974

		10,889,139

Internet & Catalog Retail: 2.09%
Amazon.com Incorporated †	51,728	34,388,774
Expedia Incorporated	13,494	1,661,246

2	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Shares	Value

Internet & Catalog Retail (continued)
Netflix Incorporated †	57,457	$7,086,172
The Priceline Group Incorporated †	6,838	8,539,636
TripAdvisor Incorporated †	15,229	1,254,413

		52,930,241

Leisure Products: 0.09%
Hasbro Incorporated	15,162	1,108,191
Mattel Incorporated	45,670	1,135,356

		2,243,547

Media: 3.14%
Cablevision Systems Corporation New York Group Class A	29,988	914,634
CBS Corporation Class B	59,940	3,025,771
Comcast Corporation Class A	332,078	20,218,700
Discovery Communications Incorporated Class A †«	20,137	627,066
Discovery Communications Incorporated Class C †	34,774	1,028,615
Interpublic Group of Companies Incorporated	55,353	1,273,119
News Corporation Class A	51,387	737,403
News Corporation Class B	14,540	210,248
Omnicom Group Incorporated	32,768	2,422,211
Scripps Networks Interactive Incorporated Class A	12,705	721,644
Tegna Incorporated	30,545	862,896
The Walt Disney Company	209,438	23,764,930
Time Warner Cable Incorporated	38,166	7,051,932
Time Warner Incorporated	110,001	7,697,870
Twenty-First Century Fox Incorporated Class A	164,674	4,859,530
Twenty First Century Fox Incorporated Class B	58,158	1,741,832
Viacom Incorporated Class B	46,864	2,333,359

		79,491,760

Multiline Retail: 0.60%
Dollar General Corporation	39,742	2,599,524
Dollar Tree Incorporated †	31,658	2,388,913
Kohl’s Corporation	26,689	1,257,853
Macy’s Incorporated	42,405	1,657,187
Nordstrom Incorporated	18,787	1,057,896
Target Corporation	84,759	6,145,028

		15,106,401

Specialty Retail: 2.59%
Advance Auto Parts Incorporated	9,875	1,606,959
AutoNation Incorporated †	10,557	674,803
AutoZone Incorporated †	4,164	3,263,618
Bed Bath & Beyond Incorporated †	22,874	1,247,090
Best Buy Company Incorporated	41,395	1,315,533
CarMax Incorporated †	28,060	1,607,838
GameStop Corporation Class A «	14,394	504,222
L Brands Incorporated	34,653	3,306,243
Lowe’s Companies Incorporated	124,791	9,558,991

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	3

Security name	Shares	Value

Specialty Retail (continued)
O’Reilly Automotive Incorporated †	13,407	$3,537,705
Ross Stores Incorporated	55,810	2,902,678
Signet Jewelers Limited	10,735	1,410,472
Staples Incorporated	86,801	1,047,688
The Gap Incorporated	32,086	857,659
The Home Depot Incorporated	173,193	23,187,079
The TJX Companies Incorporated	90,956	6,421,494
Tiffany & Company	15,131	1,205,638
Tractor Supply Company	18,319	1,636,803
Urban Outfitters Incorporated †	12,788	286,451

		65,578,964

Textiles, Apparel & Luxury Goods: 0.92%
Coach Incorporated	37,310	1,185,339
Fossil Group Incorporated †	5,585	214,855
HanesBrands Incorporated	54,284	1,664,890
Michael Kors Holdings Limited †	26,088	1,122,306
Nike Incorporated Class B	91,431	12,094,493
PVH Corporation	11,133	1,016,332
Ralph Lauren Corporation	8,061	1,001,257
Under Armour Incorporated Class A †	24,272	2,092,732
VF Corporation	45,927	2,971,477

		23,363,681

Consumer Staples: 9.34%

Beverages: 2.21%
Brown-Forman Corporation Class B	14,311	1,467,450
Coca-Cola Enterprises Incorporated	28,426	1,429,828
Constellation Brands Incorporated Class A	23,197	3,253,611
Dr Pepper Snapple Group Incorporated	25,746	2,310,704
Molson Coors Brewing Company Class B	21,316	1,961,711
Monster Beverage Corporation †	20,510	3,171,051
PepsiCo Incorporated	198,130	19,844,701
The Coca-Cola Company	528,036	22,504,894

		55,943,950

Food & Staples Retailing: 2.19%
Costco Wholesale Corporation	59,276	9,568,332
CVS Health Corporation	150,316	14,143,232
Sysco Corporation	70,809	2,910,250
The Kroger Company	131,021	4,934,251
Wal-Mart Stores Incorporated	212,842	12,523,623
Walgreens Boots Alliance Incorporated	117,857	9,903,524
Whole Foods Market Incorporated	48,266	1,406,954

		55,390,166

Food Products: 1.60%
Archer Daniels Midland Company	82,131	2,996,960
Campbell Soup Company	24,291	1,268,962

4	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Shares	Value

Food Products (continued)
ConAgra Foods Incorporated	58,230	$2,383,354
General Mills Incorporated	80,755	4,664,409
Hormel Foods Corporation	18,178	1,361,896
Kellogg Company	34,336	2,361,287
Keurig Green Mountain Incorporated	16,207	849,247
McCormick & Company Incorporated	15,641	1,343,875
Mead Johnson Nutrition Company	27,344	2,203,653
Mondelez International Incorporated Class A	217,325	9,488,410
The Hershey Company	19,700	1,700,307
The JM Smucker Company	16,140	1,956,007
The Kraft Heinz Company	80,155	5,906,622
Tyson Foods Incorporated Class A	41,050	2,052,500

		40,537,489

Household Products: 1.71%
Colgate-Palmolive Company	121,405	7,973,880
Kimberly-Clark Corporation	49,132	5,854,078
The Clorox Company	17,351	2,156,729
The Procter & Gamble Company	365,857	27,380,738

		43,365,425

Personal Products: 0.10%
The Estee Lauder Companies Incorporated Class A	30,463	2,562,548

Tobacco: 1.53%
Altria Group Incorporated	264,449	15,232,262
Philip Morris International	208,946	18,259,791
Reynolds American Incorporated	111,795	5,170,519

		38,662,572

Energy: 6.89%

Energy Equipment & Services: 1.10%
Baker Hughes Incorporated	58,790	3,178,775
Cameron International Corporation †	25,830	1,763,931
Diamond Offshore Drilling Incorporated «	8,695	196,768
Ensco plc Class A ADR	31,797	544,365
FMC Technologies Incorporated †	30,950	1,052,919
Halliburton Company	115,284	4,594,067
Helmerich & Payne Incorporated «	14,533	846,547
National Oilwell Varco Incorporated	51,766	1,932,942
Schlumberger Limited	170,677	13,167,731
Transocean Limited «	46,092	661,881

		27,939,926

Oil, Gas & Consumable Fuels: 5.79%
Anadarko Petroleum Corporation	68,518	4,104,228
Apache Corporation	50,981	2,507,246
Cabot Oil & Gas Corporation	55,812	1,050,940
Chesapeake Energy Corporation «	69,748	367,572

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	5

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corporation	253,799	$23,176,925
Cimarex Energy Company	12,740	1,516,315
Columbia Pipeline Group Incorporated	42,838	821,204
ConocoPhillips	166,363	8,991,920
CONSOL Energy Incorporated «	30,887	243,390
Devon Energy Corporation	52,108	2,397,489
EOG Resources Incorporated	74,069	6,179,577
EQT Corporation	20,555	1,176,157
Exxon Mobil Corporation	562,354	45,921,828
Hess Corporation	32,522	1,918,798
Kinder Morgan Incorporated	242,423	5,713,910
Marathon Oil Corporation	91,335	1,599,276
Marathon Petroleum Corporation	72,314	4,223,861
Murphy Oil Corporation	21,902	625,959
Newfield Exploration Company †	21,980	840,955
Noble Energy Incorporated	57,331	2,102,328
Occidental Petroleum Corporation	103,038	7,788,642
ONEOK Incorporated	28,211	831,660
Phillips 66	64,581	5,911,099
Pioneer Natural Resources Company	20,138	2,914,976
Range Resources Corporation «	22,843	652,853
Southwestern Energy Company †	51,852	467,187
Spectra Energy Corporation	90,550	2,372,410
Tesoro Corporation	16,603	1,912,168
The Williams Companies Incorporated	92,017	3,364,142
Valero Energy Corporation	67,048	4,818,069

		146,513,084

Financials: 16.19%

Banks: 5.93%
Bank of America Corporation	1,411,945	24,610,201
BB&T Corporation	105,149	4,060,854
Citigroup Incorporated	405,953	21,957,998
Comerica Incorporated	23,998	1,112,307
Fifth Third Bancorp	108,338	2,239,346
Huntington Bancshares Incorporated	108,313	1,266,179
JPMorgan Chase & Company	498,777	33,258,450
KeyCorp	113,411	1,486,818
M&T Bank Corporation	21,571	2,703,493
People’s United Financial Incorporated	41,810	700,318
PNC Financial Services Group Incorporated	69,272	6,616,169
Regions Financial Corporation	178,697	1,811,988
SunTrust Banks Incorporated	69,871	3,033,799
US Bancorp	223,264	9,799,057
Wells Fargo & Company (l)	630,049	34,715,700
Zions Bancorporation	27,537	825,009

		150,197,686

6	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Shares	Value

Capital Markets: 2.15%
Affiliated Managers Group Incorporated †	7,322	$1,297,678
Ameriprise Financial Incorporated	24,038	2,715,092
Bank of New York Mellon Corporation	149,242	6,542,769
BlackRock Incorporated	17,279	6,284,718
Charles Schwab Corporation	161,475	5,443,322
E*TRADE Financial Corporation †	39,137	1,190,939
Franklin Resources Incorporated	52,157	2,186,421
Goldman Sachs Group Incorporated	54,297	10,317,516
Invesco Limited	57,823	1,948,057
Legg Mason Incorporated	14,797	656,691
Morgan Stanley	205,501	7,048,684
Northern Trust Corporation	29,522	2,212,379
State Street Corporation	55,044	3,995,094
T. Rowe Price Group Incorporated	34,557	2,631,516

		54,470,876

Consumer Finance: 0.85%
American Express Company	114,791	8,223,627
Capital One Financial Corporation	73,160	5,743,792
Discover Financial Services	58,712	3,332,493
Navient Corporation	50,448	600,836
Synchrony Financial †	112,454	3,579,411

		21,480,159

Diversified Financial Services: 1.97%
Berkshire Hathaway Incorporated Class B †	252,675	33,881,191
CME Group Incorporated	45,555	4,448,446
Intercontinental Exchange Incorporated	14,902	3,872,136
Leucadia National Corporation	45,490	804,263
McGraw Hill Financial Incorporated	36,753	3,545,562
Moody’s Corporation	23,503	2,423,629
The NASDAQ OMX Group Incorporated	15,949	934,930

		49,910,157

Insurance: 2.71%
ACE Limited	43,673	5,015,844
AFLAC Incorporated	58,090	3,789,792
American International Group Incorporated	174,513	11,095,537
Aon plc	37,771	3,578,425
Assurant Incorporated	9,012	770,706
Cincinnati Financial Corporation	19,919	1,217,250
Lincoln National Corporation	33,847	1,861,247
Loews Corporation	38,687	1,465,850
Marsh & McLennan Companies Incorporated	71,483	3,953,010
MetLife Incorporated	150,639	7,696,147
Principal Financial Group Incorporated	36,971	1,902,528
Prudential Financial Incorporated	60,829	5,264,750
The Allstate Corporation	54,003	3,389,228
The Chubb Corporation	30,614	3,996,045

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	7

Security name	Shares	Value

Insurance (continued)
The Hartford Financial Services Group Incorporated	55,952	$2,553,649
The Progressive Corporation	79,028	2,435,643
The Travelers Companies Incorporated	41,974	4,808,961
Torchmark Corporation	15,694	951,370
Unum Group	33,271	1,220,380
XL Group plc	40,775	1,556,790

		68,523,152

Real Estate Management & Development: 0.06%
CBRE Group Incorporated Class A †	39,096	1,464,927

REITs: 2.52%
American Tower Corporation	57,090	5,673,604
Apartment Investment & Management Company Class A	21,079	803,321
AvalonBay Communities Incorporated	17,925	3,258,586
Boston Properties Incorporated	20,713	2,588,918
Crown Castle International Corporation	45,016	3,867,325
Equinix Incorporated	7,910	2,345,315
Equity Residential Company Limited	49,106	3,919,641
Essex Property Trust Incorporated	8,867	2,046,415
General Growth Properties Incorporated	78,839	2,008,029
HCP Incorporated	62,391	2,216,752
Host Hotels & Resorts Incorporated	101,308	1,681,713
Iron Mountain Incorporated	25,876	718,835
Kimco Realty Corporation	55,722	1,453,787
Plum Creek Timber Company	23,567	1,197,439
Prologis Incorporated	70,692	3,022,083
Public Storage Incorporated	19,830	4,760,390
Realty Income Corporation «	33,663	1,670,358
Simon Property Group Incorporated	41,732	7,772,168
SL Green Realty Corporation	13,435	1,586,405
The Macerich Company	18,151	1,418,501
Ventas Incorporated	44,846	2,392,086
Vornado Realty Trust	23,898	2,312,370
Welltower Incorporated	47,460	2,998,997
Weyerhaeuser Company	69,352	2,231,054

		63,944,092

Health Care: 14.26%

Biotechnology: 3.50%
AbbVie Incorporated	223,255	12,982,278
Alexion Pharmaceuticals Incorporated †	30,503	5,442,955
Amgen Incorporated	102,269	16,475,536
Baxalta Incorporated	73,045	2,511,287
Biogen Idec Incorporated †	30,064	8,624,159
Celgene Corporation †	106,624	11,669,997
Gilead Sciences Incorporated	197,943	20,974,040
Regeneron Pharmaceuticals Incorporated †	10,429	5,678,591
Vertex Pharmaceuticals Incorporated †	32,998	4,268,621

		88,627,464

8	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Shares	Value

Health Care Equipment & Supplies: 2.04%
Abbott Laboratories	201,023	$9,029,953
Baxter International Incorporated	73,580	2,770,287
Becton Dickinson & Company	28,358	4,260,790
Boston Scientific Corporation †	181,266	3,313,542
C.R. Bard Incorporated	10,008	1,869,695
DENTSPLY International Incorporated	18,857	1,143,866
Edwards Lifesciences Corporation †	14,501	2,363,663
Intuitive Surgical Incorporated †	4,993	2,596,460
Medtronic plc	190,739	14,370,276
St. Jude Medical Incorporated	38,000	2,397,800
Stryker Corporation	42,662	4,115,177
Varian Medical Systems Incorporated †	13,314	1,075,505
Zimmer Holdings Incorporated	23,040	2,327,270

		51,634,284

Health Care Providers & Services: 2.53%
Aetna Incorporated	47,017	4,830,997
AmerisourceBergen Corporation	27,702	2,732,525
Anthem Incorporated	35,282	4,600,067
Cardinal Health Incorporated	44,153	3,834,688
CIGNA Corporation	34,730	4,687,855
DaVita HealthCare Partners Incorporated †	22,962	1,677,144
Express Scripts Holding Company †	91,139	7,790,562
HCA Holdings Incorporated †	43,119	2,934,679
Henry Schein Incorporated †	11,248	1,760,087
Humana Incorporated	19,981	3,369,995
Laboratory Corporation of America Holdings †	13,568	1,649,055
McKesson Corporation	31,345	5,935,176
Patterson Companies Incorporated	11,712	533,716
Quest Diagnostics Incorporated	19,362	1,322,812
Tenet Healthcare Corporation †	13,429	445,709
UnitedHealth Group Incorporated	128,612	14,495,859
Universal Health Services Incorporated Class B	12,373	1,503,567

		64,104,493

Health Care Technology: 0.10%
Cerner Corporation †	41,422	2,468,751

Life Sciences Tools & Services: 0.60%
Agilent Technologies Incorporated	44,698	1,869,270
Illumina Incorporated †	19,516	3,588,992
PerkinElmer Incorporated	15,293	812,976
Thermo Fisher Scientific Incorporated	53,746	7,438,446
Waters Corporation †	11,096	1,473,771

		15,183,455

Pharmaceuticals: 5.49%
Allergan plc †	53,092	16,665,048
Bristol-Myers Squibb Company	224,904	15,070,817

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	9

Security name	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Company	131,573	$10,794,249
Endo International plc †	28,093	1,727,158
Johnson & Johnson	373,483	37,811,419
Mallinckrodt plc †	15,827	1,074,812
Merck & Company Incorporated	379,894	20,138,181
Mylan NV †	55,691	2,856,948
Perrigo Company plc	19,729	2,947,315
Pfizer Incorporated	831,821	27,258,774
Zoetis Incorporated	61,911	2,891,244

		139,235,965

Industrials: 9.88%

Aerospace & Defense: 2.63%
General Dynamics Corporation	40,916	5,992,557
Honeywell International Incorporated	105,440	10,960,488
L-3 Communications Holdings Incorporated	10,835	1,326,312
Lockheed Martin Corporation	36,020	7,894,143
Northrop Grumman Corporation	25,275	4,710,249
Precision Castparts Corporation	18,545	4,293,909
Raytheon Company	40,941	5,077,912
Rockwell Collins Incorporated	17,772	1,647,109
Textron Incorporated	37,282	1,590,823
The Boeing Company	86,148	12,530,227
United Technologies Corporation	111,711	10,729,842

		66,753,571

Air Freight & Logistics: 0.70%
C.H. Robinson Worldwide Incorporated	19,125	1,289,599
Expeditors International of Washington Incorporated	25,513	1,238,401
FedEx Corporation	35,426	5,616,438
United Parcel Service Incorporated Class B	94,203	9,703,851

		17,848,289

Airlines: 0.61%
American Airlines Group Incorporated	85,015	3,507,719
Delta Air Lines Incorporated	107,279	4,984,182
Southwest Airlines Company	88,931	4,080,154
United Continental Holdings Incorporated †	50,951	2,839,499

		15,411,554

Building Products: 0.09%
Allegion plc	12,923	868,555
Masco Corporation	46,390	1,387,525

		2,256,080

Commercial Services & Supplies: 0.41%
Cintas Corporation	12,040	1,102,744
Pitney Bowes Incorporated	27,234	588,254
Republic Services Incorporated	32,472	1,426,495

10	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Incorporated †	11,442	$1,381,278
The ADT Corporation «	22,920	812,972
Tyco International plc	56,852	2,007,444
Waste Management Incorporated	56,727	3,050,211

		10,369,398

Construction & Engineering: 0.09%
Fluor Corporation	19,549	950,081
Jacobs Engineering Group Incorporated †	16,697	737,006
Quanta Services Incorporated †	21,965	484,328

		2,171,415

Electrical Equipment: 0.47%
AMETEK Incorporated	32,662	1,844,097
Eaton Corporation plc	63,054	3,667,221
Emerson Electric Company	88,632	4,431,600
Rockwell Automation Incorporated	18,088	1,925,287

		11,868,205

Industrial Conglomerates: 2.43%
3M Company	84,262	13,193,744
Danaher Corporation	80,201	7,730,574
General Electric Company	1,271,254	38,061,345
Roper Industries Incorporated	13,577	2,627,014

		61,612,677

Machinery: 1.20%
Caterpillar Incorporated	81,280	5,904,992
Cummins Incorporated	22,409	2,249,191
Deere & Company	42,048	3,345,759
Dover Corporation	21,103	1,390,688
Flowserve Corporation	17,988	831,765
Illinois Tool Works Incorporated	44,439	4,176,377
Ingersoll-Rand plc	35,789	2,099,741
Paccar Incorporated	47,876	2,487,637
Parker-Hannifin Corporation	18,669	1,953,898
Pentair plc	24,285	1,376,960
Snap-on Incorporated	7,846	1,350,767
Stanley Black & Decker Incorporated	20,668	2,256,119
Xylem Incorporated	24,480	913,594

		30,337,488

Professional Services: 0.28%
Dun & Bradstreet Corporation	4,870	524,937
Equifax Incorporated	15,948	1,778,202
Nielsen Holdings plc	49,480	2,309,726
Robert Half International Incorporated	18,141	928,456
Verisk Analytics Incorporated †	20,907	1,566,980

		7,108,301

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	11

Security name	Shares	Value

Road & Rail: 0.80%
CSX Corporation	132,681	$3,772,121
J.B. Hunt Transport Services Incorporated	12,387	969,159
Kansas City Southern	14,885	1,353,344
Norfolk Southern Corporation	40,650	3,864,189
Ryder System Incorporated	7,199	474,846
Union Pacific Corporation	117,030	9,824,669

		20,258,328

Trading Companies & Distributors: 0.17%
Fastenal Company «	39,136	1,588,139
United Rentals Incorporated †	12,863	1,011,932
W.W. Grainger Incorporated «	8,187	1,641,821

		4,241,892

Information Technology: 20.43%

Communications Equipment: 1.36%
Cisco Systems Incorporated	685,959	18,692,383
F5 Networks Incorporated †	9,577	986,431
Harris Corporation	16,734	1,391,097
Juniper Networks Incorporated	47,702	1,437,261
Motorola Solutions Incorporated	21,685	1,556,549
QUALCOMM Incorporated	211,916	10,339,382

		34,403,103

Electronic Equipment, Instruments & Components: 0.38%
Amphenol Corporation Class A	41,696	2,295,365
Corning Incorporated	165,348	3,096,968
FLIR Systems Incorporated	18,916	578,073
TE Connectivity Limited	54,272	3,641,108

		9,611,514

Internet Software & Services: 4.03%
Akamai Technologies Incorporated †	24,088	1,387,710
Alphabet Incorporated Class A †	39,098	29,825,909
Alphabet Incorporated Class C †	39,893	29,624,542
eBay Incorporated	151,164	4,472,943
Facebook Incorporated Class A †	304,782	31,770,476
VeriSign Incorporated †«	13,470	1,204,757
Yahoo! Incorporated †	116,812	3,949,414

		102,235,751

IT Services: 3.60%
Accenture plc Class A	84,180	9,025,780
Alliance Data Systems Corporation †	8,286	2,376,839
Automatic Data Processing Incorporated	62,826	5,419,371
Cognizant Technology Solutions Corporation Class A †	82,210	5,309,122
CSRA Incorporated †	18,508	583,187
Fidelity National Information Services Incorporated	37,978	2,418,059

12	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Shares	Value

IT Services (continued)
Fiserv Incorporated †	31,639	$3,044,937
International Business Machines Corporation	121,545	16,945,804
MasterCard Incorporated Class A	134,605	13,180,522
Paychex Incorporated	43,359	2,352,226
PayPal Holdings Incorporated †	149,583	5,274,297
Teradata Corporation †	17,938	536,526
Total System Services Incorporated	22,825	1,277,287
Visa Incorporated Class A	263,193	20,794,879
Western Union Company	68,979	1,300,944
Xerox Corporation	128,358	1,354,177

		91,193,957

Semiconductors & Semiconductor Equipment: 2.48%
Altera Corporation	40,796	2,154,029
Analog Devices Incorporated	42,307	2,607,380
Applied Materials Incorporated	161,933	3,039,482
Avago Technologies Limited	35,043	4,571,359
Broadcom Corporation Class A	75,395	4,118,829
First Solar Incorporated †	10,207	576,798
Intel Corporation	641,196	22,294,385
KLA-Tencor Corporation	21,247	1,412,288
Lam Research Corporation	21,335	1,668,397
Linear Technology Corporation	32,337	1,478,448
Microchip Technology Incorporated	28,471	1,374,580
Micron Technology Incorporated †	145,184	2,312,781
NVIDIA Corporation	69,063	2,190,678
Qorvo Incorporated †	19,063	1,106,988
Skyworks Solutions Incorporated	25,726	2,135,773
Texas Instruments Incorporated	138,434	8,045,784
Xilinx Incorporated	34,886	1,733,485

		62,821,464

Software: 4.20%
Activision Blizzard Incorporated	67,845	2,555,043
Adobe Systems Incorporated †	67,120	6,138,795
Autodesk Incorporated †	30,509	1,936,406
CA Incorporated	42,260	1,187,929
Citrix Systems Incorporated †	21,675	1,661,822
Electronic Arts Incorporated †	42,047	2,850,366
Intuit Incorporated	37,402	3,747,680
Microsoft Corporation	1,078,727	58,628,812
Oracle Corporation	438,621	17,093,060
Red Hat Incorporated †	24,747	2,014,653
Salesforce.com Incorporated †	83,676	6,668,140
Symantec Corporation	92,278	1,806,803

		106,289,509

Technology Hardware, Storage & Peripherals: 4.38%
Apple Incorporated	769,154	90,990,918
EMC Corporation	259,597	6,578,188

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	13

Security name	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterpris	243,640	$3,620,490
HP Incorporated	243,640	3,055,246
NetApp Incorporated	40,474	1,240,933
SanDisk Corporation	27,574	2,036,891
Seagate Technology plc «	40,737	1,464,088
Western Digital Corporation	31,076	1,939,453

		110,926,207

Materials: 2.79%

Chemicals: 2.11%
Air Products & Chemicals Incorporated	26,096	3,572,281
Airgas Incorporated	9,062	1,252,368
CF Industries Holdings Incorporated	31,432	1,450,272
E.I. du Pont de Nemours & Company	122,040	8,218,174
Eastman Chemical Company	20,051	1,456,705
Ecolab Incorporated	35,820	4,268,311
FMC Corporation	18,021	774,362
International Flavors & Fragrances Incorporated	10,869	1,304,389
LyondellBasell Industries NV Class A	50,268	4,816,680
Monsanto Company	59,323	5,645,177
PPG Industries Incorporated	36,513	3,860,885
Praxair Incorporated	38,638	4,358,366
The Dow Chemical Company	156,199	8,142,654
The Mosaic Company	45,474	1,438,797
The Sherwin-Williams Company	10,686	2,950,084

		53,509,505

Construction Materials: 0.13%
Martin Marietta Materials Incorporated	9,037	1,422,424
Vulcan Materials Company	17,963	1,844,261

		3,266,685

Containers & Packaging: 0.22%
Avery Dennison Corporation	12,333	813,485
Ball Corporation	18,635	1,293,642
Owens-Illinois Incorporated †	21,684	418,284
Sealed Air Corporation	27,763	1,259,330
WestRock Company	35,317	1,788,100

		5,572,841

Metals & Mining: 0.24%
Alcoa Incorporated	176,659	1,653,528
Freeport-McMoRan Incorporated	153,343	1,254,346
Newmont Mining Corporation	71,356	1,313,664
Nucor Corporation	43,106	1,786,744

		6,008,282

Paper & Forest Products: 0.09%
International Paper Company	56,343	2,356,828

14	Wells Fargo Index Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Shares	Value

Telecommunication Services: 2.28%

Diversified Telecommunication Services: 2.28%
AT&T Incorporated	829,616	$27,933,171
CenturyLink Incorporated	75,933	2,044,876
Frontier Communications Corporation «	157,562	786,234
Level 3 Communications Incorporated †	38,874	1,975,965
Verizon Communications Incorporated	548,360	24,922,962

		57,663,208

Utilities: 2.79%

Electric Utilities: 1.60%
American Electric Power Company Incorporated	66,164	3,705,846
Duke Energy Corporation	92,838	6,290,703
Edison International	43,944	2,608,516
Entergy Corporation	24,214	1,613,379
Eversource Energy	42,779	2,179,590
Exelon Corporation	124,026	3,387,150
FirstEnergy Corporation	56,978	1,788,539
Nextera Energy Incoporated	62,079	6,199,209
Pepco Holdings Incorporated	34,186	877,555
Pinnacle West Capital Corporation	14,946	946,979
PPL Corporation	90,362	3,075,922
The Southern Company	122,524	5,457,219
Xcel Energy Incorporated	68,410	2,439,501

		40,570,108

Gas Utilities: 0.04%
AGL Resources Incorporated	16,197	1,013,446

Independent Power & Renewable Electricity Producers: 0.06%
AES Corporation	92,096	920,039
NRG Energy Incorporated	44,597	551,219

		1,471,258

Multi-Utilities: 1.09%
Ameren Corporation	32,725	1,432,046
CenterPoint Energy Incorporated	58,032	983,642
CMS Energy Corporation	37,316	1,306,806
Consolidated Edison Incorporated	39,501	2,454,987
Dominion Resources Incorporated	80,159	5,400,312
DTE Energy Company	24,207	1,948,421
NiSource Incorporated	42,871	822,694
PG&E Corporation	65,976	3,478,914
Public Service Enterprise Group Incorporated	68,228	2,667,715
SCANA Corporation	19,276	1,139,983
Sempra Energy	31,766	3,152,140
TECO Energy Incorporated	31,725	835,002
WEC Energy Group Incorporated	42,578	2,099,947

		27,722,609

Total Common Stocks (Cost $1,203,617,883)		2,472,550,404

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Index Portfolio	15

Security name	Yield		Shares	Value

Short-Term Investments: 1.79%

Investment Companies: 1.72%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18%		13,080,495	$13,080,495
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)	0.17		30,518,256	30,518,256

				43,598,751

		Maturity date	Principal

U.S. Treasury Securities: 0.07%
Treasury Bill (z)#	0.05	4-7-2016	$1,007,000	1,006,239
Treasury Bill (z)#	0.10	4-21-2016	255,000	254,796
Treasury Bill (z)#	0.16	2-25-2016	76,000	75,968
Treasury Bill (z)#	0.28	5-5-2016	360,000	359,507

				1,696,510

Total Short-Term Investments (Cost $45,295,990)				45,295,261

Total investments in securities (Cost $1,248,913,873) *	99.41%	2,517,845,665
Other assets and liabilities, net	0.59	14,857,797

Total net assets	100.00%	$2,532,703,462

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $1,317,979,628 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,301,718,519
Gross unrealized losses	(101,852,482)

Net unrealized gains	$1,199,866,037

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 31.34%
FHLMC ±	2.63%	12-1-2042	$4,034,770	$4,107,223
FHLMC ±	2.65	10-1-2045	3,498,381	3,564,873
FHLMC ±	2.69	12-1-2045	1,090,276	1,111,916
FHLMC ±	2.69	8-1-2045	3,584,902	3,659,570
FHLMC ±	2.73	8-1-2045	2,390,794	2,442,906
FHLMC ±	2.75	9-1-2045	1,955,143	1,998,930
FHLMC ±	2.76	12-1-2045	4,060,537	4,149,764
FHLMC ±	2.76	10-1-2045	3,011,558	3,078,578
FHLMC ±	2.79	10-1-2045	3,604,082	3,687,988
FHLMC ±	2.83	10-1-2045	3,863,839	3,959,631
FHLMC ±	2.88	9-1-2045	8,001,122	8,268,403
FHLMC ±	2.88	1-1-2044	3,418,746	3,513,023
FHLMC ±	2.89	8-1-2044	3,742,009	3,846,892
FHLMC	3.00	2-15-2045	20,186,411	20,432,393
FHLMC ±	3.00	9-1-2045	1,521,958	1,565,559
FHLMC	3.50	12-1-2028	659,693	697,235
FHLMC	3.50	11-1-2029	1,200,625	1,264,078
FHLMC	3.50	11-1-2029	7,891,646	8,326,480
FHLMC	3.50	1-1-2030	1,967,393	2,076,642
FHLMC	3.50	4-1-2030	8,503,615	8,991,610
FHLMC	3.50	4-1-2030	3,273,372	3,461,713
FHLMC	3.50	6-1-2030	404,624	426,111
FHLMC	3.50	6-1-2030	2,400,530	2,538,719
FHLMC	3.50	7-1-2030	330,230	347,759
FHLMC	3.50	7-1-2030	2,786,879	2,947,366
FHLMC	3.50	8-1-2030	574,547	605,060
FHLMC	3.50	8-1-2030	3,454,326	3,653,238
FHLMC	3.50	8-1-2030	553,927	585,815
FHLMC	3.50	9-1-2030	443,942	468,696
FHLMC	3.50	10-1-2030	988,572	1,041,095
FHLMC	3.50	10-1-2030	1,334,261	1,411,112
FHLMC	3.50	10-1-2030	951,233	1,004,154
FHLMC	3.50	10-1-2030	648,912	686,266
FHLMC	3.50	10-1-2030	465,031	491,825
FHLMC	3.50	10-1-2030	1,065,617	1,127,007
FHLMC	3.50	10-1-2030	1,436,787	1,519,439
FHLMC	3.50	11-1-2030	784,186	825,974
FHLMC	3.50	11-1-2030	2,077,409	2,197,427
FHLMC	3.50	11-1-2030	4,163,848	4,404,378
FHLMC	3.50	11-1-2030	2,429,219	2,569,485
FHLMC	3.50	11-1-2030	533,268	563,071
FHLMC	3.50	12-1-2030	49,821	52,699
FHLMC	3.50	12-1-2030	180,101	190,169
FHLMC	3.50	9-1-2035	1,044,521	1,094,004
FHLMC	3.50	9-1-2035	1,408,740	1,475,613
FHLMC	3.50	5-1-2043	7,565,242	7,853,006
FHLMC	3.50	12-1-2043	23,375,730	24,264,399
FHLMC	3.50	7-1-2045	810,665	840,394
FHLMC	3.50	8-1-2045	1,295,824	1,343,345
FHLMC %%	3.50	12-10-2045	6,600,000	6,823,781

2	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC %%	3.50%	1-14-2046	$31,900,000	$32,901,858
FHLMC	4.00	10-1-2029	1,883,601	2,019,317
FHLMC	4.00	11-1-2035	1,617,019	1,732,471
FHLMC	4.00	11-1-2035	858,312	922,498
FHLMC	4.00	4-15-2040	1,451,395	1,553,959
FHLMC	4.00	8-1-2044	15,390,799	16,470,560
FHLMC	4.00	2-1-2045	4,233,737	4,529,625
FHLMC	4.00	9-1-2045	5,797,030	6,198,896
FHLMC	4.00	9-1-2045	1,482,413	1,589,297
FHLMC	4.00	10-1-2045	1,321,581	1,402,509
FHLMC	4.00	10-1-2045	1,161,617	1,242,144
FHLMC	4.00	10-1-2045	870,261	926,243
FHLMC	4.00	10-1-2045	1,980,208	2,106,002
FHLMC	4.00	10-1-2045	444,633	476,690
FHLMC	4.00	10-1-2045	1,828,679	1,960,529
FHLMC	4.00	10-1-2045	1,301,160	1,383,817
FHLMC	4.00	10-1-2045	872,811	933,317
FHLMC	4.00	11-1-2045	374,387	400,770
FHLMC	4.00	11-1-2045	2,467,626	2,626,366
FHLMC	4.00	11-1-2045	1,864,332	1,982,766
FHLMC	4.00	12-1-2045	479,777	514,373
FHLMC	4.00	12-1-2045	1,364,324	1,452,087
FHLMC	4.00	12-1-2045	1,785,670	1,898,552
FHLMC	4.00	12-1-2045	1,533,178	1,627,069
FHLMC	4.50	8-1-2020	13,649,699	14,164,647
FHLMC	4.50	6-1-2042	5,696,284	6,267,886
FHLMC	5.00	8-1-2039	11,904,846	13,373,077
FHLMC	5.00	9-1-2039	514,875	578,170
FHLMC	5.00	5-1-2042	340,058	382,418
FHLMC	5.00	9-1-2043	906,287	1,019,176
FHLMC	5.00	9-1-2043	792,375	891,494
FHLMC	5.00	10-1-2043	1,223,610	1,376,603
FHLMC	5.00	10-1-2043	225,814	254,059
FHLMC	5.00	10-1-2043	193,756	217,743
FHLMC	5.00	7-1-2044	3,979,608	4,475,832
FHLMC	6.00	8-1-2017	11,513	11,816
FHLMC	6.00	10-1-2017	24,153	24,668
FHLMC	6.00	2-1-2023	35,801	40,375
FHLMC	6.50	4-1-2021	4,764	4,959
FHLMC Series 1590 Class IA ±	1.25	10-15-2023	35,863	36,815
FHLMC Series 1897 Class K	7.00	9-15-2026	1,138	1,273
FHLMC Series 1935 Class FL ±	0.90	2-15-2027	3,081	3,141
FHLMC Series 2423 Class MC	7.00	3-15-2032	19,265	22,083
FHLMC Series 271 Class 30	3.00	8-15-2042	6,631,089	6,550,933
FHLMC Series 300 Class 300	3.00	1-15-2043	19,758,962	19,895,089
FHLMC Series 4227 Class AB	3.50	10-15-2037	6,311,046	6,617,904
FHLMC Series 4425 Class A	4.00	9-15-2040	6,401,018	6,826,082
FHLMC Series 4483 Class PA	2.50	6-15-2045	19,188,169	19,455,398
FNMA ¤	0.00	10-9-2019	7,585,000	7,020,699
FNMA ±	1.88	6-1-2017	401	404

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA ±	2.50%	11-1-2045	$3,507,501	$3,563,916
FNMA ±	2.51	9-1-2045	1,548,442	1,574,100
FNMA ±	2.56	3-1-2045	1,216,671	1,240,127
FNMA ±	2.60	12-1-2045	1,003,222	1,020,054
FNMA ±	2.60	9-1-2045	2,763,282	2,816,629
FNMA	2.63	9-6-2024	3,036,000	3,087,876
FNMA ±	2.63	7-1-2045	1,093,562	1,116,059
FNMA ±	2.68	10-1-2045	2,210,670	2,258,082
FNMA ±	2.70	10-1-2045	2,779,104	2,840,464
FNMA ±	2.72	1-1-2045	6,253,209	6,410,531
FNMA ±	2.74	1-1-2045	2,144,357	2,202,314
FNMA ±	2.75	2-1-2045	3,743,481	3,845,512
FNMA ±	2.75	11-1-2045	3,906,480	3,998,093
FNMA ±	2.76	9-1-2045	5,725,774	5,864,449
FNMA ±	2.77	9-1-2045	6,278,709	6,432,559
FNMA ±	2.78	7-1-2045	1,963,585	2,016,346
FNMA ±	2.79	10-1-2045	4,393,192	4,502,246
FNMA ±	2.81	11-1-2044	1,845,342	1,895,383
FNMA ±	2.81	10-1-2045	3,663,710	3,756,980
FNMA ±	2.83	5-1-2043	1,510,252	1,549,505
FNMA ±	2.95	9-1-2045	1,549,383	1,594,535
FNMA	3.00	10-1-2042	1,317,628	1,327,749
FNMA	3.00	10-25-2042	17,545,991	17,668,882
FNMA	3.00	3-1-2043	5,882,464	5,924,008
FNMA	3.00	4-1-2043	13,319,454	13,413,363
FNMA	3.00	4-1-2043	6,903,355	6,952,089
FNMA	3.00	5-1-2043	1,433,157	1,443,264
FNMA ±	3.19	10-1-2043	2,308,657	2,387,684
FNMA	3.50	12-1-2029	2,784,182	2,942,880
FNMA	3.50	1-1-2030	5,643,707	5,976,018
FNMA	3.50	2-1-2030	4,448,589	4,702,292
FNMA	3.50	4-1-2030	4,454,571	4,717,244
FNMA	3.50	7-1-2030	3,255,691	3,448,314
FNMA	3.50	8-1-2030	2,210,325	2,341,417
FNMA	3.50	9-1-2030	1,831,699	1,932,060
FNMA	3.50	9-1-2032	4,751,357	4,998,091
FNMA	3.50	9-1-2035	967,510	1,012,837
FNMA	3.50	9-1-2035	10,146,271	10,620,937
FNMA	3.50	10-1-2035	7,025,078	7,353,113
FNMA	3.50	10-1-2040	4,849,859	5,041,908
FNMA	3.50	11-1-2040	5,557,238	5,777,301
FNMA	3.50	12-1-2042	3,649,547	3,789,853
FNMA	3.50	6-1-2045	18,521,741	19,232,513
FNMA	3.50	8-1-2045	11,482,028	11,922,669
FNMA (a)	3.50	12-1-2045	3,927,487	4,131,439
FNMA %%	3.50	12-10-2045	4,900,000	5,076,094
FNMA %%	3.50	1-14-2046	38,300,000	39,582,152
FNMA	4.00	3-1-2025	365,148	390,582
FNMA	4.00	6-1-2025	2,290,296	2,431,587
FNMA	4.00	10-1-2025	248,445	259,432

4	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	11-1-2025	$493,613	$525,134
FNMA	4.00	2-1-2026	1,919,921	2,063,005
FNMA	4.00	6-1-2026	1,655,342	1,770,630
FNMA	4.00	1-1-2029	2,531,661	2,719,641
FNMA	4.00	3-1-2029	2,081,622	2,219,927
FNMA	4.00	7-1-2029	16,926,160	18,118,228
FNMA	4.00	11-1-2029	3,624,054	3,892,606
FNMA	4.00	11-1-2035	883,504	951,698
FNMA	4.00	11-1-2040	1,982,547	2,114,216
FNMA	4.00	12-1-2040	5,455,227	5,815,884
FNMA	4.00	2-1-2041	13,768,411	14,683,620
FNMA	4.00	9-1-2041	201,432	216,125
FNMA	4.00	10-1-2041	460,534	494,134
FNMA	4.00	10-1-2041	1,672,283	1,783,459
FNMA	4.00	11-1-2041	356,003	381,979
FNMA	4.00	12-1-2041	443,396	475,748
FNMA	4.00	1-1-2042	5,776,829	6,159,408
FNMA	4.00	8-1-2042	3,954,663	4,234,305
FNMA	4.00	9-1-2042	10,365,691	11,099,079
FNMA	4.00	10-1-2042	4,754,443	5,090,964
FNMA	4.00	11-1-2042	5,174,054	5,540,699
FNMA	4.00	11-1-2042	1,603,537	1,716,524
FNMA	4.00	8-1-2043	3,916,850	4,175,823
FNMA	4.00	10-1-2043	2,449,405	2,611,358
FNMA	4.00	11-1-2044	5,002,359	5,354,373
FNMA	4.00	11-1-2044	3,512,433	3,759,519
FNMA	4.00	12-1-2044	13,461,521	14,433,272
FNMA	4.00	6-1-2045	11,626,761	12,442,954
FNMA	4.00	6-1-2045	4,577,330	4,881,367
FNMA	4.00	6-1-2045	5,691,153	6,067,223
FNMA	4.00	7-1-2045	491,075	526,901
FNMA	4.00	8-1-2045	1,473,453	1,579,830
FNMA	4.00	8-1-2045	505,225	542,085
FNMA	4.00	9-1-2045	2,395,257	2,585,510
FNMA	4.00	9-1-2045	688,784	739,035
FNMA	4.00	9-1-2045	1,564,593	1,666,691
FNMA	4.00	10-1-2045	1,422,863	1,512,983
FNMA	4.00	10-1-2045	5,384,689	5,748,156
FNMA	4.00	10-1-2045	14,357,970	15,312,521
FNMA	4.00	10-1-2045	374,197	401,500
FNMA	4.00	11-1-2045	3,977,969	4,287,892
FNMA	4.00	11-1-2045	602,593	646,557
FNMA	4.00	12-1-2045	7,205,680	7,720,318
FNMA ±	4.38	4-1-2040	2,460,485	2,613,582
FNMA	4.50	1-1-2020	6,286,334	6,554,113
FNMA	4.50	10-1-2033	1,644,781	1,790,006
FNMA	4.50	5-1-2034	2,581,680	2,852,694
FNMA	4.50	2-1-2044	15,370,157	16,895,119
FNMA	4.50	3-1-2044	1,748,954	1,920,925
FNMA	4.50	4-1-2044	9,662,525	10,623,010

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	6-1-2044	$6,018,971	$6,616,028
FNMA	4.50	2-1-2045	1,977,107	2,175,515
FNMA	5.00	9-1-2043	154,981	174,637
FNMA	5.00	10-1-2043	567,729	640,073
FNMA	5.00	12-1-2043	154,052	173,590
FNMA	5.00	1-1-2044	28,684	32,296
FNMA	5.00	7-1-2044	10,828,205	12,208,990
FNMA	5.00	7-1-2044	1,322,780	1,490,439
FNMA	5.37	4-1-2017	2,304,000	2,382,310
FNMA	5.40	5-1-2017	2,857,281	2,965,939
FNMA	6.00	5-1-2017	10,182	10,398
FNMA	6.00	11-1-2017	2,658	2,718
FNMA	6.00	4-1-2022	15,595	17,653
FNMA	6.00	2-1-2029	15,427	17,632
FNMA	6.00	3-1-2033	75,736	86,685
FNMA	6.00	11-1-2033	26,803	30,570
FNMA	6.50	6-1-2017	8,589	8,751
FNMA	6.50	7-1-2017	20,810	21,287
FNMA Series 1998-38 Class Pl	6.00	11-25-2028	504,678	572,372
FNMA Series 1999-54 Class LH	6.50	11-25-2029	17,305	19,689
FNMA Series 2005-31 Class PB	5.50	4-25-2035	70,000	81,593
FNMA Series 2007-108 Class AN ±	8.19	11-25-2037	1,043,460	1,271,122
FNMA Series 2012-134 Class LC	3.00	12-25-2042	2,810,038	2,847,313
FNMA Series 2012-411 Class A3	3.00	8-25-2042	2,053,097	2,067,694
GNMA %%	3.50	12-17-2045	58,500,000	61,108,503
GNMA ±	2.50	5-20-2045	14,494,986	14,741,940
GNMA ±	2.50	8-20-2045	2,610,771	2,656,305
GNMA ±	2.50	10-20-2045	6,116,844	6,213,415
GNMA %%	3.00	12-17-2045	49,600,000	50,433,131
GNMA %%	3.50	1-21-2046	52,700,000	54,911,957
GNMA	4.00	5-20-2045	620,367	668,075
GNMA	4.00	5-20-2045	26,591	28,638
GNMA	4.00	8-20-2045	293,652	316,801
GNMA	4.00	9-20-2045	852,482	927,615
GNMA	4.00	9-20-2045	887,020	962,873
GNMA	4.00	9-20-2045	3,580,315	3,828,121
GNMA	4.00	10-15-2045	1,786,110	1,940,600
GNMA	4.00	10-20-2045	2,110,872	2,272,114
GNMA	4.00	10-20-2045	938,978	1,019,279
GNMA	4.00	11-20-2045	1,898,416	2,030,564
GNMA %%	4.00	12-17-2045	14,800,000	15,722,978
GNMA %%	4.00	12-20-2045	1,614,165	1,717,762
GNMA	4.50	4-15-2045	174,789	191,922
GNMA	4.50	5-20-2045	316,673	346,535
GNMA	4.50	5-20-2045	1,338,107	1,461,053
GNMA	4.50	6-20-2045	2,000,296	2,197,555
GNMA	4.50	6-20-2045	235,238	257,461
GNMA	4.50	7-20-2045	2,323,948	2,528,247
GNMA	4.50	7-20-2045	3,601,327	3,964,748
GNMA	4.50	8-20-2045	1,252,825	1,368,257

6	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	9-20-2045	$1,043,523	$1,159,631
GNMA	4.50	10-20-2045	196,325	214,899
Structured Agency Credit Risk Debt Note Series 14-HQ1 Class M1 ±	1.87	8-25-2024	1,820,407	1,827,671
Structured Agency Credit Risk Debt Note Series 15-DN1 Class M1 ±	1.47	1-25-2025	2,134,524	2,137,310
Tennessee Valley Authority	2.88	9-15-2024	7,901,000	8,020,068
Tennessee Valley Authority	4.25	9-15-2065	4,977,000	4,896,761

Total Agency Securities (Cost $1,146,474,469)				1,146,605,218

Asset-Backed Securities: 10.69%
Ally Auto Receivables Trust Series 2013-1 Class A3	0.63	5-15-2017	122,712	122,689
Ally Auto Receivables Trust Series 2014-1 Class A4	1.53	4-15-2019	3,416,000	3,418,088
Ally Auto Receivables Trust Series 2014-2 Class A4	1.84	1-15-2020	1,440,000	1,440,191
Ally Auto Receivables Trust Series 2014-4 Class A2	1.43	6-17-2019	5,441,000	5,428,523
Ally Auto Receivables Trust Series 2015-2 Class A3	1.49	11-15-2019	3,314,000	3,312,908
Ally Master Owner Trust Series 2012-5 Class A	1.54	9-15-2019	8,027,000	8,014,132
Ally Master Owner Trust Series 2014-3A Class A	1.33	3-15-2019	721,000	720,064
Ally Master Owner Trust Series 2014-5 Class A1 ±	0.69	10-15-2019	8,356,000	8,328,084
Ally Master Owner Trust Series 2015-2 Class A1 ±	0.77	1-15-2021	4,771,000	4,750,805
Avis Budget Rental Car Funding LLC Series 2012-3A Class A 144A	2.10	3-20-2019	5,013,000	5,018,587
Avis Budget Rental Car Funding LLC Series 2013-1A Class A 144A	1.92	9-20-2019	7,248,000	7,188,911
Bank of the West Auto Trust Series 2014-1 Class A3 144A	1.09	3-15-2019	2,364,000	2,359,639
California Republic Auto Receivables Trust Series 2014-2 Class A4	1.57	12-16-2019	1,539,000	1,535,901
California Republic Auto Receivables Trust Series 2014-3 Class A4	1.79	3-16-2020	1,498,000	1,496,728
California Republic Auto Receivables Trust Series 2015-1 Class A3	1.33	4-15-2019	2,921,000	2,912,706
California Republic Auto Receivables Trust Series 2015-1 Class A4	1.82	9-15-2020	3,366,000	3,354,378
California Republic Auto Receivables Trust Series 2015-2 Class A3	1.31	8-15-2019	2,122,000	2,110,970
Capital Auto Receivables Asset Trust Series 2013-2 Class A4	1.56	7-20-2018	2,560,000	2,566,230
Capital Auto Receivables Asset Trust Series 2013-3 Class A4	1.68	4-20-2018	1,438,000	1,442,303
Capital Auto Receivables Asset Trust Series 2013-4 Class A3	1.09	3-20-2018	5,299,000	5,296,104
Capital Auto Receivables Asset Trust Series 2013-4 Class A4	1.47	7-20-2018	5,170,000	5,177,867
Capital Auto Receivables Asset Trust Series 2014-1 Class A4	1.69	10-22-2018	4,100,000	4,111,792
Capital Auto Receivables Asset Trust Series 2014-2 Class A3	1.26	5-21-2018	5,187,000	5,185,514
Capital Auto Receivables Asset Trust Series 2014-2 Class A4	1.62	10-22-2018	1,482,000	1,482,706
Capital Auto Receivables Asset Trust Series 2014-3 Class A3	1.48	11-20-2018	5,681,000	5,680,648
Capital Auto Receivables Asset Trust Series 2014-3 Class A4	1.83	4-22-2019	737,000	738,845
Capital Auto Receivables Asset Trust Series 2015-1 Class A2	1.42	6-20-2018	8,965,000	8,959,507
Capital Auto Receivables Asset Trust Series 2015-1 Class A3	1.61	6-20-2019	7,641,000	7,627,337
Capital Auto Receivables Asset Trust Series 2015-1 Class A4	1.86	10-21-2019	4,734,000	4,715,503
Capital Auto Receivables Asset Trust Series 2015-2 Class A2	1.39	9-20-2018	2,818,000	2,810,776
Capital Auto Receivables Asset Trust Series 2015-2 Class A3	1.73	9-20-2019	4,090,000	4,078,722
Capital Auto Receivables Asset Trust Series 2015-2 Class A4	1.97	1-21-2020	6,061,000	6,038,873
Capital Auto Receivables Asset Trust Series 2015-3 Class A3	1.94	1-21-2020	4,536,000	4,535,155
Capital Auto Receivables Asset Trust Series 2015-4 Class A2	1.62	3-20-2019	2,843,000	2,830,293
Capital Auto Receivables Asset Trust Series 2015-4 Class A3	1.83	3-20-2020	3,742,000	3,716,841
Capital Auto Receivables Asset Trust Series 2015-4 Class A4	2.01	7-20-2020	2,335,000	2,316,422
Citibank Credit Card Issuance Trust Series 2013-A7 Class A7 ±	0.62	9-10-2020	556,000	555,111
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	7,430,000	7,508,187
Discover Card Execution Note Trust Series 2015-A4 Class A1	2.19	4-17-2023	7,359,000	7,355,482
Ford Credit Auto Owner Trust Series 2013-B Class A3	0.57	10-15-2017	1,107,758	1,107,261
Ford Credit Auto Owner Trust Series 2013-D Class A3	0.67	4-15-2018	1,561,845	1,560,551

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
Ford Credit Auto Owner Trust Series 2014-1 Class A 144A	2.26%	11-15-2025	$8,061,000	$8,138,672
Ford Credit Auto Owner Trust Series 2015-2 Class A 144A	2.44	1-15-2027	5,533,000	5,551,891
Ford Credit Floorplan Master Owner Trust Series 2012-2 Class A	1.92	1-15-2019	5,573,000	5,609,752
Ford Credit Floorplan Master Owner Trust Series 2014-1 Class A1	1.20	2-15-2019	2,007,000	2,003,263
Ford Credit Floorplan Master Owner Trust Series 2015-2 Class A2 ±	0.77	1-15-2022	10,669,000	10,593,337
Honda Auto Receivables Owner Trust Series 2014-B Class A3	0.90	12-17-2018	3,290,000	3,286,382
Hyundai Auto Receivables Trust Series 2011-C Class A4	1.30	2-15-2018	497,234	497,327
Hyundai Auto Receivables Trust Series 2013-A Class A4	0.75	9-17-2018	1,673,000	1,671,559
Hyundai Auto Receivables Trust Series 2013-B Class A4	1.01	2-15-2019	1,482,000	1,482,233
Hyundai Auto Receivables Trust Series 2013-C Class A3	1.01	2-15-2018	185,719	185,879
Navient Student Loan Trust Series 2014-1 Class A2 ±	0.53	3-27-2023	2,902,000	2,877,238
Navient Student Loan Trust Series 2014-8 Class A2 ±	0.66	4-25-2023	3,282,000	3,244,569
Navient Student Loan Trust Series 2015-AA Class A2A 144A	2.65	12-15-2028	3,826,000	3,849,432
Nelnet Student Loan Trust Series 2004-4 Class A5 ±	0.48	1-25-2037	4,113,268	4,005,236
Nelnet Student Loan Trust Series 2004-5 Class A5 ±	0.50	10-27-2036	4,510,277	4,298,075
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.43	10-25-2033	4,819,000	4,599,501
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.42	3-23-2037	4,948,000	4,672,442
Nelnet Student Loan Trust Series 2005-3 Class A5 ±	0.44	12-24-2035	5,024,000	4,750,534
Nelnet Student Loan Trust Series 2005-4 Class A4 ±	0.50	3-22-2032	1,910,000	1,724,486
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.47	11-23-2022	275,385	273,752
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.40	10-26-2026	591,335	589,971
Nelnet Student Loan Trust Series 2010-4A Class A 144A±	1.02	4-25-2046	1,647,726	1,645,789
SLC Student Loan Trust Series 2007-2 Class A2 ±	0.76	5-15-2028	1,432,933	1,416,435
SLM Student Loan Trust Series 2004-10 Class A6A 144A±	0.87	4-27-2026	8,068,000	7,965,004
SLM Student Loan Trust Series 2004-3 Class A5 ±	0.49	7-25-2023	6,207,407	6,064,245
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.42	4-25-2025	472,365	468,495
SLM Student Loan Trust Series 2005-5 Class A4 ±	0.46	10-25-2028	7,353,000	6,908,985
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.52	7-27-2026	1,856,228	1,860,640
SLM Student Loan Trust Series 2005-6 Class A6 ±	0.46	10-27-2031	5,441,000	5,164,572
SLM Student Loan Trust Series 2005-7 Class A4 ±	0.47	10-25-2029	3,904,000	3,668,241
SLM Student Loan Trust Series 2005-9 Class A ±	0.44	1-27-2025	2,139,078	2,132,012
SLM Student Loan Trust Series 2006-2 Class A5 ±	0.43	7-25-2025	2,506,684	2,462,179
SLM Student Loan Trust Series 2006-3 Class A5 ±	0.42	1-25-2021	5,340,000	5,117,570
SLM Student Loan Trust Series 2007-2 Class A4 ±	0.38	7-25-2022	7,909,000	7,444,450
SLM Student Loan Trust Series 2007-2 Class B ±	0.49	7-25-2025	3,722,000	3,124,630
SLM Student Loan Trust Series 2007-3 Class A3 ±	0.36	4-25-2019	10,736,361	10,587,646
SLM Student Loan Trust Series 2007-5 Class A5 ±	0.40	1-25-2024	2,482,000	2,451,480
SLM Student Loan Trust Series 2008-5 Class A3 ±	1.62	1-25-2018	245,529	245,754
SLM Student Loan Trust Series 2010-1 Class A ±	0.62	3-25-2025	1,320,465	1,293,843
SLM Student Loan Trust Series 2011-A Class A1 144A±	1.20	10-15-2024	1,472,843	1,474,125
SLM Student Loan Trust Series 2011-A Class A2 144A	4.37	4-17-2028	806,000	845,720
SLM Student Loan Trust Series 2012-6 Class A3 ±	0.97	5-26-2026	2,464,000	2,438,698
SLM Student Loan Trust Series 2012-6 Class B ±	1.22	4-27-2043	3,591,000	3,177,269
SLM Student Loan Trust Series 2012-B Class A2 144A	3.48	10-15-2030	1,942,999	1,979,630
SLM Student Loan Trust Series 2012-C Class A1 144A±	1.30	8-15-2023	2,739,455	2,739,695
SLM Student Loan Trust Series 2012-D Class A2 144A	2.95	2-15-2046	7,528,000	7,628,541
SLM Student Loan Trust Series 2012-E Class A1 144A±	0.95	10-16-2023	1,923,383	1,922,431
SLM Student Loan Trust Series 2012-E Class A2 144A±	1.95	6-15-2045	1,270,000	1,282,098
SLM Student Loan Trust Series 2013-1 Class B ±	2.02	11-25-2043	1,064,000	945,363
SLM Student Loan Trust Series 2013-2 Class B ±	1.72	6-25-2043	1,307,000	1,156,670

8	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities (continued)
SLM Student Loan Trust Series 2013-3 Class B ±	1.72%	9-25-2043	$1,719,000	$1,589,586
SLM Student Loan Trust Series 2013-A Class A1 144A±	0.80	8-15-2022	107,140	106,814
SLM Student Loan Trust Series 2013-A Class A2B 144A±	1.25	5-17-2027	1,917,000	1,903,937
SLM Student Loan Trust Series 2013-B Class A1 144A±	0.85	7-15-2022	2,362,880	2,355,771
SLM Student Loan Trust Series 2013-B Class A2A 144A	1.85	6-17-2030	4,234,000	4,139,334
SLM Student Loan Trust Series 2013-C Class A2A 144A	2.94	10-15-2031	1,351,000	1,367,807
SLM Student Loan Trust Series 2014-2 Class A3 ±	0.81	3-26-2029	4,550,000	4,346,556
SLM Student Loan Trust Series 2014-2 Class B ±	1.72	1-25-2045	1,458,000	1,343,610
SLM Student Loan Trust Series 2014-A Class A1 144A±	0.80	7-15-2022	1,795,562	1,791,155
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	2,954,000	2,951,897
SMB Private Education Loan Trust Series 2015-A Class A1 144A±	0.80	7-17-2023	1,366,353	1,357,428
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	6,834,000	6,695,101
SMB Private Education Loan Trust Series 2015-A Class A2B 144A±	1.20	6-15-2027	4,724,000	4,697,378
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98	7-15-2027	3,986,000	3,992,854
SMB Private Education Loan Trust Series 2015-B Class A2B 144A±	1.40	7-15-2027	4,809,000	4,774,578
SMB Private Education Loan Trust Series 2015-C Class A1 144A±	1.09	7-15-2022	5,931,000	5,926,979
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	2,896,000	2,870,388
SMB Private Education Loan Trust Series 2015-C Class A2B 144A±	1.59	7-15-2027	2,535,000	2,523,804
Trade Maps Limited Series 2013-1A Class A 144A±	0.89	12-10-2018	6,545,000	6,506,608
World Financial Network Credit Card Master Trust Series 2014-C Class A	1.54	8-16-2021	1,505,000	1,503,283

Total Asset-Backed Securities (Cost $394,809,590)				391,173,943

Corporate Bonds and Notes: 17.09%

Consumer Discretionary: 1.56%

Automobiles: 0.38%
General Motors Company	3.45	4-10-2022	3,559,000	3,438,450
General Motors Company	3.50	10-2-2018	4,476,000	4,539,112
General Motors Company	4.00	4-1-2025	796,000	766,784
General Motors Company	5.00	4-1-2035	1,971,000	1,884,252
General Motors Company	5.20	4-1-2045	1,157,000	1,107,189
Volkswagen Group America 144A	2.40	5-22-2020	2,200,000	2,067,573

				13,803,360

Internet & Catalog Retail: 0.03%
Amazon.com Incorporated	4.95	12-5-2044	848,000	904,402

Media: 1.01%
21st Century Fox America Incorporated 144A	3.70	10-15-2025	2,176,000	2,186,138
21st Century Fox America Incorporated 144A	4.95	10-15-2045	1,550,000	1,571,833
CCO Safari II LLC 144A	4.91	7-23-2025	4,477,000	4,546,801
CCO Safari II LLC 144A	6.48	10-23-2045	3,176,000	3,308,204
Cox Communications Incorporated 144A	4.80	2-1-2035	1,442,000	1,223,448
DIRECTV Holdings LLC	3.80	3-15-2022	907,000	927,566
DIRECTV Holdings LLC	3.95	1-15-2025	5,052,000	5,047,787
DIRECTV Holdings LLC	4.45	4-1-2024	3,727,000	3,864,817
Scripps Networks Interactive Incorporated	2.80	6-15-2020	2,369,000	2,318,384
Scripps Networks Interactive Incorporated	3.50	6-15-2022	1,662,000	1,606,095

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Scripps Networks Interactive Incorporated	3.90%	11-15-2024	$2,903,000	$2,799,775
Scripps Networks Interactive Incorporated	3.95	6-15-2025	2,814,000	2,700,511
Time Warner Cable Incorporated	6.55	5-1-2037	997,000	1,010,143
Viacom Incorporated	4.85	12-15-2034	3,264,000	2,785,308
Viacom Incorporated	5.25	4-1-2044	1,419,000	1,211,879

				37,108,689

Multiline Retail: 0.04%
Kohl’s Corporation	5.55	7-17-2045	1,564,000	1,490,024

Specialty Retail: 0.05%
Bed Bath & Beyond Incorporated	5.17	8-1-2044	2,159,000	1,871,533

Textiles, Apparel & Luxury Goods: 0.05%
Coach Incorporated	4.25	4-1-2025	2,024,000	1,923,346

Consumer Staples: 1.01%

Beverages: 0.05%
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	1,870,000	1,894,207

Food & Staples Retailing: 0.07%
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	2,744,000	2,509,956

Food Products: 0.75%
H. J. Heinz Company 144A	2.80	7-2-2020	5,689,000	5,706,676
H. J. Heinz Company 144A	3.95	7-15-2025	7,000,000	7,147,133
H. J. Heinz Company 144A	5.20	7-15-2045	2,646,000	2,774,223
Wm. Wrigley Jr. Company 144A	2.00	10-20-2017	1,363,000	1,370,920
Wm. Wrigley Jr. Company 144A	2.40	10-21-2018	1,999,000	2,022,502
Wm. Wrigley Jr. Company 144A	2.90	10-21-2019	4,173,000	4,255,091
Wm. Wrigley Jr. Company 144A	3.38	10-21-2020	4,205,000	4,326,428

				27,602,973

Tobacco: 0.14%
Reynolds American Incorporated	4.45	6-12-2025	1,784,000	1,874,333
Reynolds American Incorporated	5.70	8-15-2035	2,828,000	3,112,112

				4,986,445

Energy: 1.81%

Energy Equipment & Services: 0.10%
Halliburton Company	3.80	11-15-2025	2,170,000	2,185,724
Halliburton Company	5.00	11-15-2045	1,560,000	1,587,971

				3,773,695

Oil, Gas & Consumable Fuels: 1.71%
Apache Corporation	4.25	1-15-2044	2,030,000	1,825,366
Chevron Corporation	1.37	3-2-2018	5,877,000	5,865,704
Chevron Corporation	2.41	3-3-2022	5,033,000	4,969,680
Energy Transfer Partners LP	2.50	6-15-2018	3,090,000	3,013,399

10	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	4.15%	10-1-2020	$1,564,000	$1,517,621
Energy Transfer Partners LP	4.75	1-15-2026	4,645,000	4,159,542
Enlink Midstream Partners LP	5.05	4-1-2045	2,652,000	2,054,637
Enterprise Products Operating LLC	3.70	2-15-2026	3,123,000	2,925,817
Gulfstream Natural Gas System LLC 144A	5.95	10-15-2045	2,135,000	2,094,341
Kerr-McGee Corporation	6.95	7-1-2024	6,402,000	7,471,499
Kinder Morgan Energy Partners LP	5.30	12-1-2034	2,060,000	1,580,784
Marathon Oil Corporation	5.20	6-1-2045	2,983,000	2,568,312
Marathon Petroleum Corporation	5.00	9-15-2054	394,000	347,245
ONEOK Partners LP	2.00	10-1-2017	2,430,000	2,383,458
Pioneer Natural Resources Company %%	3.45	1-15-2021	3,780,000	3,770,550
Rowan Companies Incorporated	5.40	12-1-2042	1,968,000	1,320,477
Rowan Companies Incorporated	5.85	1-15-2044	1,193,000	834,481
Sunoco Logistics Partner LP	5.95	12-1-2025	2,255,000	2,245,538
TC Pipelines LP	4.65	6-15-2021	869,000	871,084
Valero Energy Corporation	4.90	3-15-2045	2,639,000	2,380,104
Western Gas Partners LP	3.95	6-1-2025	4,514,000	4,091,259
Western Gas Partners LP	5.38	6-1-2021	1,116,000	1,164,054
Western Gas Partners LP	5.45	4-1-2044	740,000	636,107
Williams Partners LP	4.00	9-15-2025	2,866,000	2,341,571

				62,432,630

Financials: 6.34%

Banks: 2.16%
Bank of America Corporation	2.63	10-19-2020	5,951,000	5,924,304
Bank of America Corporation	3.88	8-1-2025	9,613,000	9,838,338
Bank of America Corporation	6.00	9-1-2017	4,530,000	4,856,921
Citigroup Incorporated	1.55	8-14-2017	6,321,000	6,310,046
Citigroup Incorporated	1.70	7-25-2016	4,383,000	4,401,834
Citigroup Incorporated	2.65	10-26-2020	4,488,000	4,474,819
Citigroup Incorporated	4.45	9-29-2027	8,077,000	8,094,212
Citigroup Incorporated	4.65	7-30-2045	2,696,000	2,741,840
Citizens Financial Group Incorporated %%	4.30	12-3-2025	2,285,000	2,282,601
HSBC USA Incorporated	2.75	8-7-2020	8,185,000	8,235,362
JPMorgan Chase & Company	2.55	10-29-2020	8,143,000	8,124,027
JPMorgan Chase & Company	3.90	7-15-2025	9,807,000	10,169,418
JPMorgan Chase & Company	4.25	10-1-2027	1,501,000	1,512,748
JPMorgan Chase & Company	4.95	6-1-2045	1,872,000	1,896,789

				78,863,259

Capital Markets: 1.24%
Goldman Sachs Group Incorporated	4.25	10-21-2025	3,718,000	3,728,942
Goldman Sachs Group Incorporated	4.75	10-21-2045	4,717,000	4,724,901
Goldman Sachs Group Incorporated	6.75	10-1-2037	3,171,000	3,806,221
Lazard Group LLC	3.75	2-13-2025	5,685,000	5,307,090
Lazard Group LLC	4.25	11-14-2020	3,198,000	3,339,077
Morgan Stanley	2.80	6-16-2020	6,963,000	7,042,239
Morgan Stanley	3.95	4-23-2027	3,428,000	3,354,034

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Morgan Stanley	4.00%	7-23-2025	$13,454,000	$13,976,096

				45,278,600

Consumer Finance: 0.79%
Ally Financial Incorporated	3.25	11-5-2018	6,305,000	6,295,164
Capital One Financial Corporation	4.20	10-29-2025	3,442,000	3,431,406
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,021,000	956,736
ERAC USA Finance LLC 144A	5.63	3-15-2042	3,270,000	3,520,976
General Motors Financial Company	3.10	1-15-2019	3,478,000	3,480,640
Murray Street Investment Trust I	4.65	3-9-2017	7,106,000	7,372,759
Synchrony Financial	4.50	7-23-2025	3,821,000	3,844,320

				28,902,001

Diversified Financial Services: 0.23%
General Electric Capital Corporation	5.88	1-14-2038	1,278,000	1,569,693
Intercontinental Exchange Incorporated	2.75	12-1-2020	3,835,000	3,847,586
Intercontinental Exchange Incorporated	3.75	12-1-2025	3,090,000	3,117,730

				8,535,009

Insurance: 0.91%
Ace Ina Holdings Incorporated	3.35	5-3-2026	5,415,000	5,400,656
Ace Ina Holdings Incorporated	4.35	11-3-2045	2,870,000	2,876,908
American International Group Incorporated	3.75	7-10-2025	3,027,000	3,026,594
American International Group Incorporated	4.38	1-15-2055	1,214,000	1,076,625
American International Group Incorporated	4.50	7-16-2044	544,000	515,396
Assurant Incorporated	2.50	3-15-2018	3,947,000	3,974,258
Liberty Mutual Group Incorporated 144A	4.85	8-1-2044	3,038,000	2,928,796
Marsh & McLennan Companies	3.75	3-14-2026	3,282,000	3,300,586
Metropolitan Life Global Funding I 144A %%	1.95	12-3-2018	3,520,000	3,516,015
Metropolitan Life Global Funding I 144A %%	2.50	12-3-2020	6,030,000	6,028,921
Teachers Insurance and Annuity Association 144A	4.90	9-15-2044	601,000	618,273

				33,263,028

REITs: 1.01%
American Tower Corporation	2.80	6-1-2020	1,967,000	1,957,008
American Tower Corporation	3.45	9-15-2021	3,872,000	3,891,174
American Tower Corporation	3.50	1-31-2023	3,790,000	3,702,682
American Tower Corporation	4.00	6-1-2025	98,000	97,131
DDR Corporation	3.38	5-15-2023	3,961,000	3,770,032
DDR Corporation	4.63	7-15-2022	4,771,000	4,939,235
HCP Incorporated %%	4.00	12-1-2022	1,605,000	1,605,201
Healthcare Trust of America Holdings LP	3.38	7-15-2021	1,106,000	1,094,306
Mid-America Apartments LP	3.75	6-15-2024	3,535,000	3,441,573
Mid-America Apartments LP	4.00	11-15-2025	1,870,000	1,865,097
Mid-America Apartments LP	4.30	10-15-2023	1,662,000	1,690,711
Tanger Properties LP	3.75	12-1-2024	1,763,000	1,737,886
Tanger Properties LP	3.88	12-1-2023	2,009,000	2,014,987
Wea Finance LLC 144A	3.25	10-5-2020	5,291,000	5,330,518

				37,137,541

12	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 1.25%

Biotechnology: 0.91%
Baxalta Incorporated 144A	5.25%	6-23-2045	$3,689,000	$3,719,128
Biogen Incorporated	2.90	9-15-2020	2,220,000	2,225,066
Biogen Incorporated	3.63	9-15-2022	1,901,000	1,934,515
Biogen Incorporated	4.05	9-15-2025	3,682,000	3,713,054
Biogen Incorporated	5.20	9-15-2045	1,235,000	1,242,109
Celgene Corporation	2.88	8-15-2020	2,210,000	2,219,872
Celgene Corporation	3.88	8-15-2025	1,197,000	1,195,219
Celgene Corporation	5.00	8-15-2045	2,341,000	2,344,872
Gilead Sciences Incorporated	2.55	9-1-2020	5,760,000	5,811,402
Gilead Sciences Incorporated	3.65	3-1-2026	4,388,000	4,423,960
Gilead Sciences Incorporated	4.60	9-1-2035	1,756,000	1,789,057
Gilead Sciences Incorporated	4.75	3-1-2046	2,641,000	2,687,891

				33,306,145

Health Care Providers & Services: 0.04%
WellPoint Incorporated	5.10	1-15-2044	1,391,000	1,429,515

Pharmaceuticals: 0.30%
AbbVie Incorporated	2.50	5-14-2020	5,629,000	5,594,021
AbbVie Incorporated	3.60	5-14-2025	4,036,000	3,999,555
Mylan Incorporated	5.40	11-29-2043	1,562,000	1,489,200

				11,082,776

Industrials: 1.02%

Aerospace & Defense: 0.61%
Lockheed Martin Corporation	2.50	11-23-2020	5,120,000	5,129,923
Lockheed Martin Corporation	3.10	1-15-2023	1,700,000	1,700,785
Lockheed Martin Corporation	3.55	1-15-2026	6,800,000	6,865,892
Lockheed Martin Corporation	4.70	5-15-2046	2,885,000	2,959,494
Northrop Grumman Corporation	3.25	8-1-2023	4,322,000	4,335,506
Northrop Grumman Corporation	3.85	4-15-2045	1,419,000	1,267,127

				22,258,727

Machinery: 0.05%
Valmont Industries Incorporated	5.25	10-1-2054	2,051,000	1,759,143

Professional Services: 0.01%
Verisk Analytics Incorporated	5.50	6-15-2045	557,000	533,651

Road & Rail: 0.29%
Penske Truck Leasing Company LP 144A	3.05	1-9-2020	1,083,000	1,078,814
Penske Truck Leasing Company LP 144A	3.20	7-15-2020	5,376,000	5,360,006
Penske Truck Leasing Company LP 144A	3.38	2-1-2022	4,177,000	4,082,692

				10,521,512

Transportation Infrastructure: 0.06%
Burlington North Santa Fe LLC	4.70	9-1-2045	2,234,000	2,264,467

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 1.49%

Electronic Equipment, Instruments & Components: 0.04%
L-3 Communications Corporation	3.95%	5-28-2024	$1,537,000	$1,461,020

IT Services: 0.50%
Automatic Data Processng Incorporated	3.38	9-15-2025	1,820,000	1,866,630
Fidelity National Information Services Incorporated	4.50	10-15-2022	1,662,000	1,706,249
Fidelity National Information Services Incorporated	2.85	10-15-2018	4,163,000	4,201,766
Fidelity National Information Services Incorporated	3.63	10-15-2020	3,325,000	3,374,260
Fidelity National Information Services Incorporated	5.00	10-15-2025	2,243,000	2,324,802
International Business Machines Corporation	2.88	11-9-2022	4,760,000	4,749,323

				18,223,030

Semiconductors & Semiconductor Equipment: 0.05%
Intel Corporation	4.90	7-29-2045	1,704,000	1,802,665

Software: 0.60%
Microsoft Corporation	2.00	11-3-2020	5,345,000	5,355,508
Microsoft Corporation	2.65	11-3-2022	2,099,000	2,106,145
Microsoft Corporation	3.13	11-3-2025	5,355,000	5,390,696
Microsoft Corporation	4.45	11-3-2045	2,630,000	2,714,515
Oracle Corporation	2.50	5-15-2022	3,947,000	3,913,810
Oracle Corporation	2.95	5-15-2025	2,575,000	2,518,260

				21,998,934

Technology Hardware, Storage & Peripherals: 0.30%
Hewlett Packard Enterprise Company 144A	2.85	10-5-2018	5,268,000	5,286,001
Hewlett Packard Enterprise Company 144A	4.90	10-15-2025	2,832,000	2,796,087
Hewlett Packard Enterprise Company 144A	6.35	10-15-2045	3,070,000	2,947,179

				11,029,267

Materials: 0.21%

Chemicals: 0.10%
Albemarle Corporation	5.45	12-1-2044	2,049,000	1,986,641
Mosaic Company	5.63	11-15-2043	1,452,000	1,474,897

				3,461,538

Metals & Mining: 0.02%
Vale Overseas Limited	8.25	1-17-2034	969,000	850,298

Paper & Forest Products: 0.09%
International Paper Company	5.15	5-15-2046	3,277,000	3,191,221

Telecommunication Services: 0.92%

Diversified Telecommunication Services: 0.92%
AT&T Incorporated	3.00	6-30-2022	6,429,000	6,359,220
AT&T Incorporated	3.40	5-15-2025	6,894,000	6,684,933
Verizon Communications Incorporated	2.50	9-15-2016	3,849,000	3,892,856
Verizon Communications Incorporated	4.27	1-15-2036	2,240,000	2,066,561

14	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	4.40%	11-1-2034	$4,457,000	$4,227,286
Verizon Communications Incorporated	4.86	8-21-2046	10,558,000	10,275,869

				33,506,725

Utilities: 1.48%

Electric Utilities: 0.83%
American Electric Power Company	1.65	12-15-2017	4,828,000	4,792,746
Appalachian Power Company	4.45	6-1-2045	1,606,000	1,558,329
Commonwealth Edison Company	3.70	3-1-2045	782,000	709,482
Consolidated Edison Company of New York Incorporated	4.50	12-1-2045	1,690,000	1,713,072
Consolidated Edison Company of New York Incorporated	4.63	12-1-2054	543,000	542,864
Duke Energy Ohio Incorporated	3.75	4-15-2024	1,795,000	1,825,818
Duke Energy Ohio Incorporated	4.80	12-15-2045	1,495,000	1,516,039
Duke Energy Progress Incorporated	3.25	8-15-2025	3,278,000	3,324,784
Duke Energy Progress Incorporated	4.20	8-15-2045	1,261,000	1,258,299
PECO Energy Company	3.15	10-15-2025	3,695,000	3,708,967
Potomac Electric Power Company	3.60	3-15-2024	2,084,000	2,174,742
PPL Electric Utilities Corporation	4.15	10-1-2045	2,258,000	2,238,084
Public Service Electric & Gas Company	3.05	11-15-2024	1,896,000	1,901,836
Southwestern Electric Power Company	3.90	4-1-2045	2,042,000	1,793,834
Virginia Electric & Power Company	4.45	2-15-2044	1,339,000	1,385,321

				30,444,217

Multi-Utilities: 0.65%
AGL Capital Corporation	3.88	11-15-2025	2,550,000	2,561,070
Dominion Resources Incorporated	3.90	10-1-2025	2,223,000	2,250,948
Dominion Resources Incorporated	4.70	12-1-2044	2,379,000	2,336,230
MidAmerican Energy Company	3.50	10-15-2024	2,042,000	2,102,927
MidAmerican Energy Company	4.25	5-1-2046	2,042,000	2,047,589
Puget Energy Incorporated	6.00	9-1-2021	4,270,000	4,851,514
Sempra Energy	2.85	11-15-2020	3,745,000	3,761,590
Sempra Energy	3.75	11-15-2025	3,745,000	3,783,427

				23,695,295

Total Corporate Bonds and Notes (Cost $630,838,447)				625,100,844

Municipal Obligations: 0.94%

California: 0.26%
California Build America Bonds (GO Revenue)	7.60	11-1-2040	3,110,000	4,676,165
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	3,420,000	4,872,303

				9,548,468

Nevada: 0.19%
Clark County NV Airport Authority Build America Bonds Series C (Airport Revenue)	6.82	7-1-2045	5,085,000	7,067,845

New Jersey: 0.17%
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	4,565,000	6,299,380

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

New York: 0.13%
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46%	10-1-2062	$4,660,000	$4,519,967

Ohio: 0.04%
Ohio State University General Receipts Taxable Bonds Series A (Education Revenue)	4.80	6-1-2111	1,357,000	1,313,630

Texas: 0.15%
North Texas Tollway Authority (Transportation Revenue)	6.72	1-1-2049	4,060,000	5,583,271

Total Municipal Obligations (Cost $29,677,345)				34,332,561

Non-Agency Mortgage-Backed Securities: 4.66%
CFCRE Commercial Mortgage Trust Series 2011-C1 Series A4 144A±	4.96	4-15-2044	4,684,000	5,168,639
Citigroup Commercial Mortgage Trust Series 2013-GC17 Class A4	4.13	11-10-2046	12,758,000	13,656,411
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class A4%%	3.74	11-10-2048	1,415,000	1,457,407
Citigroup Commercial Mortgage Trust Series 2015-GC35 Class AAB %%	3.55	11-10-2048	3,243,000	3,340,168
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A2 144A	3.83	7-10-2046	2,233,172	2,329,784
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	5,684,000	6,108,071
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A2	2.35	5-15-2045	5,039,974	5,086,843
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	718,847	719,237
Commercial Mortgage Pass-Through Certificate Series 2012-CR4 Class A2	1.80	10-15-2045	1,125,000	1,119,535
Commercial Mortgage Pass-Through Certificate Series 2012-UBS5 Class A3	3.55	9-10-2047	1,038,000	1,073,603
Commercial Mortgage Pass-Through Certificate Series 2013-CR10 Class A2	2.97	8-10-2046	1,392,000	1,427,194
Commercial Mortgage Pass-Through Certificate Series 2013-CR12 Class A4	4.05	10-10-2046	374,000	400,518
Commercial Mortgage Pass-Through Certificate Series 2014-C19 Class A5	3.80	8-10-2047	106,000	110,640
Commercial Mortgage Pass-Through Certificate Series 2014-CR18 Class ASB	3.45	7-15-2047	1,707,000	1,767,111
Commercial Mortgage Pass-Through Certificate Series 2014-UBS3 Class A4	3.82	6-10-2047	2,827,000	2,956,765
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class AM	4.05	12-10-2047	4,371,000	4,542,112
Commercial Mortgage Pass-Through Certificate Series 2014-UBS6 Class ASB	3.39	12-10-2047	3,406,000	3,492,948
Commercial Mortgage Pass-Through Certificate Series 2015-LC23 Class A4	3.77	10-10-2053	3,967,000	4,099,403
Commercial Mortgage Pass-Through Certificate Series 2015-PC1 Class ASB	3.61	7-10-2050	3,760,000	3,902,816
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	3,993,000	4,124,975
CSAIL Commercial Mortgage Trust Series 2015-C4 Class ASB	3.62	11-15-2048	5,037,000	5,194,688
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC1A Class A1 144A	3.74	11-10-2046	1,180,562	1,184,732
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	6,645,000	7,271,712
GS Mortgage Securities Trust Series 2011-GC3 Class A2 144A	3.65	3-10-2044	890,371	890,205
GS Mortgage Securities Trust Series 2012-GC6 Class A1	1.28	1-10-2045	16,464	16,462
GS Mortgage Securities Trust Series 2012-GCJ7 Class A1	1.14	5-10-2045	393,915	393,913
GS Mortgage Securities Trust Series 2012-GCJ7 Class A2	2.32	5-10-2045	4,346,000	4,384,659
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB	2.94	5-10-2045	519,000	531,896
GS Mortgage Securities Trust Series 2013-GC16 Class A1	1.26	11-10-2046	710,750	707,687
GS Mortgage Securities Trust Series 2014-GC18 Class AAB	3.65	1-10-2047	1,754,000	1,828,823
GS Mortgage Securities Trust Series 2014-GC20 Class AAB	3.66	4-10-2047	2,641,000	2,753,323
GS Mortgage Securities Trust Series 2014-GC26 Class AAB	3.37	11-10-2047	2,111,000	2,162,634
GS Mortgage Securities Trust Series 2015-GC30 Class AAB	3.12	5-10-2050	2,493,000	2,517,524
GS Mortgage Securities Trust Series 2015-GC32 Class AAB	3.51	7-10-2048	3,776,000	3,887,386
GS Mortgage Securities Trust Series 2015-GC34 Class AAB	3.28	10-10-2048	3,499,000	3,546,903
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	9,515,774	10,869,488
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-2032	1,629,000	1,741,201
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A4	3.48	6-15-2045	2,331,000	2,432,930
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-32 Class ASB	3.36	11-15-2048	1,617,000	1,651,351
JPMorgan Chase Commercial Mortgage Securities Trust Series 2004-LN2 Class A2	5.12	7-15-2041	75,160	75,236

16	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C2 Class A3 144A	4.07%	11-15-2043	$2,376,000	$2,522,071
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-CNTR Class A1 144A	3.30	8-5-2032	1,240,003	1,275,498
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C4 Class A3 144A	4.11	7-15-2046	5,251,000	5,488,090
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9 Class A2	1.68	12-15-2047	1,453,000	1,452,960
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C22 Class A4	3.80	9-15-2047	1,010,000	1,052,606
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C25 Class ASB	3.41	11-15-2047	376,000	387,467
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	1,779,000	1,732,069
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class ASB	3.04	10-15-2048	1,298,000	1,303,799
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class A4	3.55	7-15-2048	2,178,000	2,223,690
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class AS ±	4.23	7-15-2048	3,207,000	3,355,689
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C30 Class ASB	3.56	7-15-2048	3,016,000	3,120,112
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-IVR2 Class A2 144A±	2.77	1-25-2045	3,284,537	3,303,323
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class A1	1.39	7-15-2046	2,852,884	2,855,215
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class A2	1.97	5-15-2046	1,458,000	1,462,981
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C125 Class ASB	3.38	10-15-2048	2,742,000	2,807,060
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C127 Class ASB	3.56	12-15-2047	2,046,000	2,111,267
Morgan Stanley Capital I Trust Series 2011-C2 Class A2 144A	3.48	6-15-2044	5,055,370	5,087,428
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A2	3.22	7-15-2049	2,934,599	2,967,999
Perpetual Savings Bank Series 1990-1 Class 1 ±	0.00	3-1-2020	34,145	34,117
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.74	2-25-2028	41,372	40,785
UBS Barclays Commercial Mortgage Trust Series 2012-C2 Class A2	2.11	5-10-2063	2,441,000	2,460,593
UBS Barclays Commercial Mortgage Trust Series 2013-C5 Class A4	3.18	3-10-2046	979,000	993,097
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,493,000	1,543,054

Total Non-Agency Mortgage-Backed Securities (Cost $170,318,800)				170,507,903

U.S. Treasury Securities: 31.96%
U.S. Treasury Bond	2.50	2-15-2045	19,271,000	17,384,543
U.S. Treasury Bond ##	2.88	8-15-2045	32,694,000	31,964,760
U.S. Treasury Bond	3.00	5-15-2045	20,774,000	20,802,398
U.S. Treasury Bond	3.00	11-15-2045	12,695,000	12,747,075
U.S. Treasury Bond	3.13	2-15-2043	33,657,000	34,653,550
U.S. Treasury Bond	3.38	5-15-2044	10,174,000	10,970,431
U.S. Treasury Bond	4.50	8-15-2039	1,555,000	2,000,240
U.S. Treasury Note	0.63	5-31-2017	37,417,000	37,292,776
U.S. Treasury Note	0.63	8-31-2017	16,856,000	16,776,979
U.S. Treasury Note	0.63	9-30-2017	10,748,000	10,694,260
U.S. Treasury Note	0.63	11-30-2017	18,817,000	18,692,036
U.S. Treasury Note	0.75	10-31-2017	16,200,000	16,144,952
U.S. Treasury Note	0.75	12-31-2017	12,988,000	12,924,073
U.S. Treasury Note	0.75	4-15-2018	47,062,000	46,707,200
U.S. Treasury Note	0.88	5-15-2017	30,929,000	30,949,537
U.S. Treasury Note	0.88	8-15-2017	74,780,000	74,768,334
U.S. Treasury Note	0.88	11-15-2017	12,903,000	12,885,362
U.S. Treasury Note	0.88	11-30-2017	29,125,000	29,088,594
U.S. Treasury Note	0.88	1-15-2018	39,731,000	39,614,588
U.S. Treasury Note	0.88	10-15-2018	49,785,000	49,308,558
U.S. Treasury Note	1.00	5-31-2018	7,120,000	7,107,763
U.S. Treasury Note	1.00	9-15-2018	39,252,000	39,046,555
U.S. Treasury Note	1.25	11-15-2018	56,808,000	56,852,360
U.S. Treasury Note	1.38	3-31-2020	13,375,000	13,261,099

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.38%	9-30-2020	$114,159,000	$112,669,568
U.S. Treasury Note «	1.38	10-31-2020	50,610,000	49,929,903
U.S. Treasury Note	1.50	1-31-2019	8,956,000	9,015,128
U.S. Treasury Note	1.63	3-31-2019	95,667,000	96,548,954
U.S. Treasury Note	1.63	6-30-2020	71,619,000	71,624,586
U.S. Treasury Note	1.63	7-31-2020	37,340,000	37,319,575
U.S. Treasury Note	1.63	11-30-2020	46,024,000	45,968,265
U.S. Treasury Note	1.88	10-31-2022	7,179,000	7,124,878
U.S. Treasury Note	2.00	8-15-2025	40,732,000	39,938,052
U.S. Treasury Note	2.13	5-15-2025	12,713,000	12,611,690
U.S. Treasury Note	2.25	11-15-2025	43,719,000	43,862,442

Total U.S. Treasury Securities (Cost $1,165,035,704)				1,169,251,064

Yankee Corporate Bonds and Notes: 5.30%

Consumer Discretionary: 0.20%

Media: 0.20%
British Sky Broadcasting Group plc 144A	3.75	9-16-2024	4,032,000	4,004,389
Grupo Televisa SAB	5.00	5-13-2045	1,990,000	1,756,589
Grupo Televisa SAB	6.13	1-31-2046	1,520,000	1,547,983

				7,308,961

Energy: 0.72%

Oil, Gas & Consumable Fuels: 0.72%
Canadian Oil Sands Trust Limited 144A	6.00	4-1-2042	2,260,000	1,921,967
Ecopetrol SA	5.38	6-26-2026	2,758,000	2,509,780
Ecopetrol SA	5.88	5-28-2045	1,747,000	1,371,395
Ecopetrol SA	7.38	9-18-2043	529,000	488,003
Petroleos Mexicanos Company	2.38	4-15-2025	3,447,550	3,471,517
Petroleos Mexicanos Company	2.46	12-15-2025	8,065,000	8,141,997
Petroleos Mexicanos Company 144A	4.50	1-23-2026	1,639,000	1,545,249
Petroleos Mexicanos Company 144A	5.63	1-23-2046	2,646,000	2,222,640
Talisman Energy Incorporated	3.75	2-1-2021	2,523,000	2,338,115
Weatherford International Limited	4.50	4-15-2022	911,000	715,135
Weatherford International Limited	5.95	4-15-2042	2,290,000	1,448,425

				26,174,223

Financials: 2.67%

Banks: 2.31%
BNP Paribas SA 144A	4.38	9-28-2025	2,885,000	2,852,030
Japan Bank for International Cooperation	1.75	5-28-2020	5,516,000	5,431,693
Lloyds Banking Group plc 144A%%	5.30	12-1-2045	2,745,000	2,824,116
Rabobank Nederland NV	4.38	8-4-2025	3,160,000	3,228,310
Rabobank Nederland NV	5.25	8-4-2045	2,320,000	2,453,785
Royal Bank of Canada	2.10	10-14-2020	8,897,000	8,811,037
Santander Issuances SA Unipersonal	5.18	11-19-2025	5,750,000	5,775,726
Santander UK Group Holdings plc	2.88	10-16-2020	5,937,000	5,931,063
Santander UK Group Holdings plc 144A	4.75	9-15-2025	3,517,000	3,519,694
Skandinaviska Enskilda Banken 144A	2.63	11-17-2020	7,220,000	7,221,321

18	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Stadshypotek AB 144A	1.75%	4-9-2020	$11,608,000	$11,386,891
UBS Group Funding (Jersey) Limited 144A	2.95	9-24-2020	6,054,000	6,048,545
UBS Group Funding (Jersey) Limited 144A	4.13	9-24-2025	4,028,000	4,038,521
Westpac Banking Corporation 144A	2.25	11-9-2020	8,055,000	8,006,340
Westpac Banking Corporation	2.60	11-23-2020	6,805,000	6,819,495

				84,348,567

Consumer Finance: 0.16%
Volkswagen International Finance NV 144A	1.13	11-18-2016	6,064,000	5,979,104

Diversified Financial Services: 0.11%
GE Capital International Funding Company 144A	4.42	11-15-2035	4,102,000	4,212,606

Insurance: 0.09%
AIA Group Limited 144A	3.20	3-11-2025	3,400,000	3,292,298

Health Care: 0.50%

Pharmaceuticals: 0.50%
Actavis Funding SCS	2.35	3-12-2018	2,819,000	2,844,597
Actavis Funding SCS	3.00	3-12-2020	3,577,000	3,622,024
Actavis Funding SCS	3.80	3-15-2025	4,532,000	4,572,534
Actavis Funding SCS	4.75	3-15-2045	3,740,000	3,735,340
Perrigo Finance plc	3.90	12-15-2024	3,573,000	3,465,517

				18,240,012

Industrials: 0.32%

Aerospace & Defense: 0.05%
Embraer Netherlands Finance BV	5.05	6-15-2025	1,859,000	1,761,403

Transportation Infrastructure: 0.27%
A.P. Moller-Maersk A/S 144A	2.88	9-28-2020	6,879,000	6,826,142
A.P. Moller-Maersk A/S 144A	3.88	9-28-2025	3,056,000	2,949,248

				9,775,390

Information Technology: 0.09%

Internet Software & Services: 0.09%
Alibaba Group Holding Limited	3.60	11-28-2024	3,465,000	3,340,177

Materials: 0.35%

Chemicals: 0.08%
LYB International Finance BV	4.88	3-15-2044	1,554,000	1,495,371
LyondellBasell Industries NV	4.63	2-26-2055	1,527,000	1,304,521

				2,799,892

Metals & Mining: 0.27%
Barrick Gold Corporation	4.10	5-1-2023	1,639,000	1,441,207
BHP Billiton Finance (USA) Limited 144A±	6.75	10-19-2075	1,630,000	1,625,925

Portfolio of investments—November 30, 2015 (unaudited)	Wells Fargo Core Bond Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Codelco Incorporated 144A	4.50%	9-16-2025	$2,920,000	$2,802,537
Rio Tinto Finance USA Limited	3.75	6-15-2025	4,210,000	4,028,339

				9,898,008

Telecommunication Services: 0.19%

Wireless Telecommunication Services: 0.19%
America Movil SAB de CV	3.13	7-16-2022	3,690,000	3,654,694
Bharti Airtel International Company 144A	5.35	5-20-2024	2,050,000	2,165,128
Bharti Airtel Limited 144A	4.38	6-10-2025	1,315,000	1,297,914

				7,117,736

Utilities: 0.26%

Electric Utilities: 0.26%
Electricite de France SA 144A	2.35	10-13-2020	3,081,000	3,044,854
Electricite de France SA 144A	4.95	10-13-2045	5,106,000	5,018,325
Electricite de France SA 144A	5.25	10-13-2055	1,545,000	1,487,600

				9,550,779

Total Yankee Corporate Bonds and Notes (Cost $197,731,012)				193,799,156

Yankee Government Bonds: 1.32%
Hashemite Kingdom of Jordan	2.58	6-30-2022	5,672,000	5,758,294
Oriental Republic of Uruguay	4.38	10-27-2027	1,910,000	1,895,675
Republic of Brazil	5.00	1-27-2045	7,517,000	5,524,995
Republic of Colombia	4.50	1-28-2026	3,076,000	3,037,550
Republic of Paraguay 144A	6.10	8-11-2044	1,745,000	1,705,738
Republic of Slovenia 144A	5.25	2-18-2024	9,150,000	10,173,373
Republic of Slovenia 144A	5.50	10-26-2022	3,793,000	4,255,807
Republic of Slovenia 144A	5.85	5-10-2023	1,980,000	2,267,278
Slovak Republic 144A	4.38	5-21-2022	6,691,000	7,458,324
United Mexican States	5.75	10-12-2049	6,529,000	6,267,840

Total Yankee Government Bonds (Cost $47,763,128)				48,344,874

	Yield		Shares

Short-Term Investments: 9.10%

Investment Companies: 9.10%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.18		60,450,000	60,450,000
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.17		272,482,327	272,482,327

				332,932,327

Total Short-Term Investments (Cost $332,932,327)				332,932,327

Total investments in securities (Cost $4,115,580,822) *	112.40%	4,112,047,890
Other assets and liabilities, net	(12.40)	(453,594,674)

Total net assets	100.00%	$3,658,453,216

20	Wells Fargo Core Bond Portfolio	Portfolio of investments—November 30, 2015 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

##	All or a portion of this security is segregated for when-issued securities.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $4,127,741,800 and unrealized gains (losses) consists of:

Gross unrealized gains	$23,212,447
Gross unrealized losses	(38,906,357)

Net unrealized losses	$(15,693,910)

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:
/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 27, 2016

By:
/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: January 27, 2016

By:
/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: January 27, 2016